UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2010

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

  320 PARK AVENUE
  NEW YORK NY 10022-6839

August 2010

Dear Contract Owner,

As a valued variable accumulation annuity contract owner, we are pleased to provide you with the semi-annual fund reports for the investment options offered by your contract. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investment options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio's performance as of June 30, 2010. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund's performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for over 60 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong, and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to its Mission to offer plan sponsors, plan participants, and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*  While these ratings do not apply to the safety or investment performance of the Separate Account investment alternatives available under Mutual of America's products, they do reflect Mutual of America's ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2010

Semi-Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the six months ended June 30, 2010.

The issues that roiled the markets from the beginning of the year through mid-July were the sovereign debt crisis in Europe, the potential for a slowdown in Chinese growth, and the implications of the financial regulation bill that was making its way through Congress. These big picture, macroeconomic drivers were largely responsible for the heightened risk aversion and increased volatility of stock and bond prices.

Markets Continue Turbulent Path

The S&P 500® Index hit its closing high of 1,219 on April 26. It then proceeded to decline more than 15% to a low of 1,022 on July 2nd, bouncing 10% since then to close at 1,126 on August 5th. For the year through that date, the S&P 500 is up 1%.

Yields in the U. S. Bond market traced a similar pattern. The yield on U. S. Treasury bonds began the year at 3.82%, rose to a high of 3.99% on April 5, then proceeded to plummet to a low of 2.93% on June 30th. After rising modestly for a few days, it fell back to close at 2.90% on August 5th.

Still, bonds were viewed as safer than stocks, a situation that occurs when risk, and thus, uncertainty rises. Corporate bond yield spreads increased, more as the result of the decline in Treasuries than a change in their respective yields. In addition, mutual funds' flows indicate money moved out of stocks and into bonds during the second quarter, depressing the prices of stocks and raising the prices of bonds.

European Union Takes Action

As fear over a possible default by Greece increased, the Euro declined dramatically against the dollar. In addition to Greece, concern was mounting over the same fate for Spain, Portugal, and possibly Italy. While the European Union, in league with the International Monetary Fund, put together a $60 billion loan support package for Greece in early April, markets lagged — reflecting a general opinion that this was too little, too late, and did not go far enough to allay fears regarding the potential insolvency of other European Union members.

Finally, on May 10th, the European Union announced the establishment of a €750 billion fund to provide loan backup for any sovereign member that would need help in issuing new debt. This was a stunning response, equivalent in impact and larger in size than the TARP program instituted in the United States to shore up its banking system in the fall of 2008.

Greece, Spain and Portugal have all taken impressive first steps, and each has subsequently been able to roll-over debt issues that matured, albeit at much higher market rates. Thus, for the time being, the panic seems to have eased. Following the lead of the U. S., the European Union promised to conduct "stress tests" on a number of the most important banks within the EU.

The results of those tests were issued in late July, and at least for one day, the U. S. markets responded favorably. However, the commentary attending the release questioned whether the tests had been stringent enough, or had really evaluated European banks' ability to withstand the key threat behind the entire exercise: the failure of one or more of the member sovereign nations.

China Turns Focus Inward

In the early stages of the 2008 financial crisis, China was the first country to initiate a fiscal stimulus program. Its success was demonstrated by an 11.3% increase in gross domestic product ("GDP") during the first quarter of 2010. But inflation had also risen toward a worrisome level of 3%, most of that in the price of food. Late in 2009, Chinese authorities instituted a variety of tightening measures to address a real estate bubble and rising inflation.

For most of the past decade, China was the engine of global growth. However, its efforts to address domestic issues began to be viewed by international markets as a threat to global growth. China recently announced that its 2nd quarter GDP came in at 10.3%, less than the consensus expectation of 10.7%. The real concern is that subsequent GDP reports will show single digit rates.

Given the tenuous nature of economic recovery in Europe and the United States, and the dependence on China for growth among many Asian and South American economies, such a deceleration in growth raises the odds of a so-called "double-dip" — a second recession following on the heels of a prior one.

U. S. Financial Reform Debate

The third issue that has been roiling U. S. markets is the outcome of the Congressional debate over financial reform, with particular attention to the impact on profitability. A bill finally passed in Congress and was signed into law by President Obama on July 21st. While some uncertainty regarding the final shape of the Dodd-Frank Wall Street Reform and Consumer Protection Act had been resolved, many key provisions will require the establishment of a bureaucracy to design the specific rules for implementation.

Thus, much like the healthcare reform legislation, the specifics have been left essentially undefined, and it will take years to understand the full ramifications. At the very least, the consensus is that both measures are going to result in higher costs throughout the economy, and will perpetuate a sense of uncertainty in markets over an extended period of time.

Less Robust Second Quarter

While these larger issues contributed to the decline in prices and increased volatility in stock markets, the economic data reported during the second quarter was decidedly less robust than the previous quarter, compounding the concerns of investors. Most worrisome was the data on jobs. For instance, initial jobless claims have stalled in the mid-400,000's, after having declined dramatically from a peak of 650,000 in March 2009. This number needs to fall below 400,000 per month to support sustainable economic growth.

Similarly, the monthly releases of changes in non-farm payrolls, a key measure of trends in hiring, have been generally lower than expectations. In addition, these changes, estimated in the range of 50,000 to 100,000 new jobs per month, have not come close to the rate necessary to keep pace with the growth in the economy, generally regarded to be 150,000 to 200,000 per month. As a result, the unemployment rate has remained close to 10%.

Housing Remains Troubled

As for the residential housing market, it remains troubled. While data on new and exiting home sales indicate an end to the decline, much of this appears to have come from two programs offering tax incentives for new home buyers. In the meantime, delinquency rates remain high. Many observers expect foreclosures to accelerate as efforts by mortgage lenders, prodded by the government, to keep people in their homes prove futile.

In the meantime, the housing stock remains in surplus relative to the current rate of home sales. This does not factor in the so-called "shadow inventory" of homes that sellers have kept off the market in hopes that prices would rise. The oversupply of housing relative to demand suggests that another round of price declines is the more likely scenario.

Uncertainty Ahead

Underscoring the poor employment and housing outlook is the series of revisions in first quarter 2010 U.S. GDP, originally reported at 3.3%, and later lowered to 3.2%, then to 2.7%, and finally to 2.4%. This final number represented a dramatic decline from the fourth quarter 2009 GDP rate of 5.4%. Furthermore, it was reported on May 27th, two months into the second quarter, and in the midst of other soft economic data. The rising concern over the possibility of the U.S. economy sinking back into negative growth has been aggravated by this litany of sluggish economic indicators.

Markets don't respond well to uncertainty and negative surprise. While another recession is by no means a foregone conclusion, it is the fear of one that has upset market behavior.

The European Union has taken essentially the same steps as the U.S. did to stabilize its financial crisis, which has some chance of being successful at stabilizing markets. China's current policies to reign in speculation in its housing market and rising inflation could end up in a well-engineered "soft landing" at a somewhat lower growth rate, but one that does not lead the global economy into recession. And global markets will have to endure uncertainty regarding the specific impacts of the spate of new reform legislation in the U.S. Finally, the recent softness in economic data may persist, but not necessarily lead to recession.

Strong Domestic Corporate Earnings

One particularly positive note is that in the U. S. second quarter 2010 corporate earnings reports came in strong and above consensus. In addition, corporate leaders have been surprisingly optimistic based on current order books and continued cost containment, and a surprising number of companies have raised expectations for the third quarter.

Of course, investors are concerned about the future and whether current profit estimates will hold up. The year-over-year comparisons will become increasingly tough to beat, especially in a sluggish economic environment. And any one of the previously discussed macro issues could lead to downward earnings revisions.

We've already seen a recent deceleration in the ratio of positive to negative surprises compared with the trends of the past few quarters. In short, all of these issues will likely foster volatile and sideways markets until greater clarity regarding the future of growth is achieved.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2010

Equity Index Fund -	6.78%
All America Fund -	5.06%
Small Cap Value Fund +	2.58%
Small Cap Growth Fund +	1.04%
Mid Cap Value Fund -	2.76%
Mid-Cap Equity Index Fund -	1.54%
International Fund -	13.94%
Composite Fund -	1.77%
Retirement Income Fund +	2.47%
2010 Retirement Fund +	0.53%
2015 Retirement Fund -	0.72%
2020 Retirement Fund -	1.46%
2025 Retirement Fund -	2.45%
2030 Retirement Fund -	2.94%
2035 Retirement Fund -	3.62%
2040 Retirement Fund -	3.67%
2045 Retirement Fund -	3.73%
Conservative Allocation Fund +	2.73%
Moderate Allocation Fund +	0.47%
Aggressive Allocation Fund -	1.60%
Money Market Fund -	0.09%
Mid-Term Bond Fund +	5.72%
Bond Fund +	5.85%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief discussions of each Fund's performance for the six months ended June 30, 2010 compared with its relevant benchmark.

Following those are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

Equity markets moved higher to start the year in a continuation of last year's rally. The S&P 500 peaked at 1,219 on April 26th, which was 9.2% higher than where it started the year. Unfortunately, investors' attention once again migrated to macroeconomic issues headlined by sovereign debt concerns in Europe, which sent the equity market sharply lower from mid-April through the end of the second quarter. The S&P 500 closed at 1,031 on June 30th, which was a decline of 7.5% from where it started the year, and over 15% from the April 26th peak. Energy, Materials, and Information Technology stocks all finished lower by double digits, while Industrials was the top performing sector for the first half of the year with a modest decline of under 1%.

The Equity Index Fund's performance for the six months ended June 30, 2010, was -6.78%, in line with the benchmark return of -6.65%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between Large Cap stocks and Small Cap stocks, with the Small Cap stocks in turn equally distributed between Small Cap Value and Small Cap Growth stocks.

For the six months ended June 30, 2010, the S&P 500 of large capitalization stocks decreased by 6.65% on a total return basis, while the Russell 2000® Growth Index was down 2.31% and the Russell 2000® Value Index was down 1.64%.

The All America Fund's return for the six months ended June 30, 2010, was -5.06% versus the benchmark return of -6.65%. The outperformance was attributable largely to the outperformance of both the Small Cap Growth and Small Cap Value components of the Fund, which together represent 20% of the overall portfolio, relative to the S&P 500. The indexed portion of the Fund, representing 60% of the portfolio, exactly matched the performance of S&P 500, while the Large Cap portion of the Fund, representing 20% of total assets, modestly underperformed the S&P 500 for the period.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2010, the Small Cap Value Fund returned 2.58% versus a -1.64% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Staples, Energy and Technology, while sectors detracting from Fund performance included Finance and Consumer Cyclical.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 1.04% during the six months ended June 30, 2010. The Fund's benchmark, the Russell 2000® Growth Index, returned -2.31% for the period.

The Small Cap Growth Fund's outperformance against its benchmark was partially due to its lack of exposure to the micro-cap sector of the small capitalization marketplace. Sectors that contributed the most to Fund performance were Energy and Materials (largely due to our gold stocks). Macroeconomic factors continue to dominate the financial marketplace as they did in 2009. All of our macroeconomic-sensitive sectors showed positive performance except for Utilities. Cash was an overall drag on performance for the first six months of the year. Balance sheet recessions with secular deleveraging (such as the current one) cause consumer and state and local governments to reduce spending as they undergo a budgetary adjustment process. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to companies with earnings growth that is derived from operating expense reduction.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2010, the Mid Cap Value Fund returned -2.76% versus a -0.88% return for the Russell Midcap Value Index. Adverse stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Healthcare and Technology while sectors detracting from Mid Cap Value Fund performance included Finance and Consumer Cyclical.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® Index for the six month period ended June 30. Similar to its large cap counterpart, the midcap benchmark continued to march higher to start the year, before peaking on April 26th and moving sharply lower as of June 30th. While the index finished the six month period with a small decline, the Healthcare sector posted a gain of over 6% in the period, while Materials and Financials posted smaller gains.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2010, was -1.54%, in line with the -1.36% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index.

Performance for the International Fund is compared to the MSCI EAFE Index. For the six months ended June 30, 2010, the International Fund returned -13.94%, underperforming the -12.93% return of the benchmark. Market volatility during the year caused certain of the Fund's exchange traded fund holdings to experience greater than normal tracking error versus their benchmarks. The Fund's holdings experienced negative tracking error on the last day of the quarter, which was a cause of the underperformance.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

For the six months ended June 30, 2010, the equity portion of the Fund had a total return of -6.72% (before expenses), underperforming the S&P 500 Index by only 7 basis points. The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

The bond market remained focused on income as the Federal Reserve continued to encourage low interest rates, especially in the money markets. As a result, higher yielding corporate bonds were in great demand. This enthusiasm for corporate credits is expected to continue so long as there is investor enthusiasm about economic prospects and a light new issue calendar.

The Fund's fixed income strategy is to maintain a diversified portfolio of higher yielding corporate bonds while keeping its duration slightly short in order to guard against incipient inflation. All of the corporate bonds have relatively short maturities and each represents only a small percentage of the entire portfolio. This focus on income, rather than market volatility, will enable the Fund to provide favorable compounded rates of return over meaningful time periods.

For the six months ended June 30, 2010, the Composite Fund returned -1.77% (after expenses) compared to the weighted benchmark return of -1.86%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500 Index. The outperformance of the fixed-income portion of the Composite Fund more than offset the underperformance of the equity portion, despite its significantly lower proportion of the Fund overall.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% each in the Bond and Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2010, the Fund returned 2.47% versus a 1.54% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the reduced allocation to the Money Market Fund, an increased allocation to the Mid-Term Bond Fund as well as the Mid-Cap Equity Index Fund outperforming the S&P 500 Index.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 57% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 22% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 43% of net assets in equity funds (25% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund and 4% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (47% weighting), the Citigroup 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (43% weighting). For the six months ended June 30, 2010, the Fund returned 0.53% versus a -0.35% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the reduced allocation to the Money Market Fund, an increased allocation to the Mid-Term Bond Fund as well as the Mid-Cap Equity Index Fund outperforming the S&P 500 Index.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 53% of net assets in equity funds (approximately 30% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 47% of net assets in fixed-income funds (25% in the Bond Fund, 13% in the Mid-Term Bond Fund and 9% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (53% weighting), the Barclays Capital Aggregate Bond Index (38% weighting) and the Citigroup 3-Month Treasury Bill Index (9% weighting). For the six months ended June 30, 2010, the Fund returned -0.72% versus a -1.49% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the reduced allocation to the Money Market Fund, an increased allocation to the Mid-Term Bond Fund as well as the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 63% of net assets in equity funds (approximately 35% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 37% of net assets in fixed-income funds (24% in the Bond Fund and 13% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (63% weighting) and the Barclays Capital Aggregate Bond Index (37% weighting). For the six months ended June 30, 2010, the Fund returned -1.46% versus a -2.22% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 74% of net assets in equity funds (approximately 40% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 26% of net assets in fixed-income funds (20% in the Bond Fund and 6% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (74% weighting) and the Barclays Capital Aggregate Bond Index (26% weighting). For the six months ended June 30, 2010, the Fund returned -2.45% versus a -3.54% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 80% of net assets in equity funds (approximately 40% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 20% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (80% weighting) and the Barclays Capital Aggregate Bond Index (20% weighting). For the six months ended June 30, 2010, the Fund returned -2.94% versus a -4.25% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 87% of net assets in equity funds (approximately 40% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 13% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Barclays Capital Aggregate Bond Index (13% weighting). For the six months ended June 30, 2010, the Fund returned -3.62% versus a -5.09% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclays Capital Aggregate Bond Index (11% weighting). For the six months ended June 30, 2010, the Fund returned -3.67% versus a -5.33% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the six months ended June 30, 2010, the Fund returned -3.72% versus a -5.45% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2010, the Conservative Allocation Fund returned 2.73% versus an 2.34% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For six months ended June 30, 2010, the Moderate Allocation Fund returned 0.47% versus a -0.66% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund outperforming the S&P 500 Index as well as the Bond Fund and the Mid-Term Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the six months ended June 30, 2010, the Aggressive Allocation Fund returned -1.60% versus a -3.66% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned -0.09% for the six months ended June 30, 2010, compared to a 0.05% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

The money market sector continued to experience historically low yields and a shrinking supply of eligible investments. The Federal Reserve remains committed to a zero interest rate strategy, as the Fed Funds target rate was kept unchanged at a range of 0 to 25 basis points during the first half of 2010. At the June 23rd meeting, the Fed stated that "financial conditions have become less supportive of economic growth on balance, largely reflecting developments abroad." The money market fund continues to focus on liquidity by maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 17, 2010, was -0.15%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund continued to overweight corporate issues and underweight Agencies and Treasuries during the first half of 2010. This focus will continue since it provides a greater income benefit than other available investment sectors. The Mid-Term Bond fund also maintains extreme diversification in its credit exposure in order to minimize event risk. As a guideline, we limit new purchases of corporate bonds to 0.75% of the portfolio's value.

The fund's duration is 88% of its market benchmark. This serves to dampen price volatility and protect against the effects of prospective inflation. While inflation is not a current problem, the government economic stimulus and debt monetization policies are expected to cause an eventual rise in rates.

For the six months ended June 30, 2010, the Mid-Term Bond Fund returned 5.72% versus a 5.53% return for the Citigroup Government/Corporate 3-7 Year Bond Index. The Mid-Term Bond Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve remained committed to low short-term rates during the first half of 2010 in an effort to stimulate the economy, re-liquefy the banking system and support the mortgage market. Other rates along the Treasury yield curve declined while maintaining a steep configuration. For example, one-year Treasury rates fell 13 basis points to 0.31% and 30-year rates fell 75 basis points to 3.89%.

The corporate bond market also performed well as yield spreads between government and corporate bonds continued to tighten aggressively. This tightening was partially a result of lower new issue volume and an increase in demand by individual and institutional investors desperately searching for income. It was also helped by positive economic expectations on the part of many investors.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities. So long as inflation is perceived as a long-term threat, this strategy will be maintained.

The Bond Fund's return for the six months ended June 30, 2010, was 5.85%, compared to 5.33% for the Barclays Capital Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period ending June 30, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$932.20	$1.20
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.22	$1.25

*  Expenses are equal to the Fund's annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$949.40	$2.80
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.55	$2.91

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,008.10	$4.58
Hypothetical (5% Return before Expenses)	$1,000.00	$1,019.83	$4.61

*  Expenses are equal to the Fund's annual expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$995.80	$4.55
Hypothetical (5% Return before Expenses)	$1,000.00	$1,019.83	$4.61

*  Expenses are equal to the Fund's annual expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,012.50	$3.54
Hypothetical (5% Return before Expenses)	$1,000.00	$1,020.89	$3.56

*  Expenses are equal to the Fund's annual expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$984.60	$1.23
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.22	$1.25

*  Expenses are equal to the Fund's annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$860.60	$2.16
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests ), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$982.30	$2.85
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.55	$2.91

*  Expenses are equal to the Fund's annual expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,024.70	$2.71
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.75	$2.71

*  Expenses are equal to the Fund's annual expense ratio of 0.54% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,005.30	$2.34
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$992.80	$2.32
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$985.40	$2.31
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$975.50	$2.20
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$970.60	$2.20
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$963.80	$2.14
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.26	$2.21

*  Expenses are equal to the Fund's annual expense ratio of 0.44% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$963.30	$2.19
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$962.70	$2.29
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.10	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,027.30	$2.46
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.00	$2.46

*  Expenses are equal to the Fund's annual expense ratio of 0.49% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Moderate Allocation Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,004.70	$2.04
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.41	$2.06

*  Expenses are equal to the Fund's annual expense ratio of 0.41% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,001.60	$1.99
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.46	$2.01

*  Expenses are equal to the Fund's annual expense ratio of 0.40% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$999.10	$1.64
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.81	$1.66

*  Expenses are equal to the Fund's annual expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Term Bond Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,057.20	$2.91
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.60	$2.86

*  Expenses are equal to the Fund's annual expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1 to June 30, 2010
Actual	$1,000.00	$1,058.50	$2.91
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.60	$2.86

*  Expenses are equal to the Fund's annual expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.8%)
Comcast Corp. Cl A	215,020	$3,734,897
Disney (Walt) Co.	148,948	4,691,862
Home Depot, Inc.	127,919	3,590,686
McDonald's Corp.	82,012	5,402,130
Other Securities	2,080,700	54,616,573
		72,036,148
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	158,231	3,170,949
Coca-Cola Co.	175,499	8,796,010
CVS Caremark Corp.	100,356	2,942,438
Kraft Foods, Inc. Cl A	133,065	3,725,820
PepsiCo, Inc.	123,249	7,512,027
Philip Morris Int'l., Inc.	140,000	6,417,600
Proctor & Gamble Co.	220,006	13,195,960
Wal-Mart Stores, Inc.	157,079	7,550,788
Other Securities	819,994	28,470,279
		81,781,871
ENERGY (10.2%)
Chevron Corp.	152,582	10,354,215
ConocoPhillips	111,956	5,495,920
Exxon Mobil Corp.	385,343	21,991,543
Occidental Petroleum Corp.	61,717	4,761,467
Schlumberger Ltd.	92,544	5,121,385
Other Securities	829,796	27,721,019
		75,445,549
FINANCIALS (15.6%)
American Express Co.	91,896	3,648,271
Bank of America Corp.	762,555	10,957,915
Berkshire Hathaway, Inc. Cl B*	125,361	9,990,018
Citigroup, Inc.*	1,723,471	6,480,251
Goldman Sachs Group, Inc.	38,760	5,088,025
JPMorgan Chase & Co.	297,628	10,896,161
U.S. Bancorp	143,357	3,204,029
Wells Fargo & Co.	396,114	10,140,518
Other Securities	2,074,333	55,021,634
		115,426,822
HEALTH CARE (11.6%)
Abbott Laboratories	117,328	5,488,604
Amgen, Inc.*	73,064	3,843,166
Bristol-Myers Squibb Co.	132,190	3,296,819
Johnson & Johnson	210,076	12,407,089
Medtronic, Inc.	84,117	3,050,924
Merck & Co., Inc.	239,085	8,360,802
Pfizer, Inc.	627,994	8,955,194
Other Securities	1,104,532	40,761,212
		86,163,810

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (9.9%)
3M Co.	54,355	$4,293,501
Boeing Co.	57,352	3,598,838
General Electric Co.	811,484	11,701,599
United Parcel Service, Inc. Cl B	75,193	4,277,730
United Technologies Corp.	70,474	4,574,467
Other Securities	1,012,067	44,676,829
		73,122,964
INFORMATION TECHNOLOGY (18.1%)
Apple, Inc.*	68,845	17,316,583
Cisco Systems, Inc.*	428,950	9,140,925
Google, Inc.*	18,479	8,222,231
Hewlett-Packard Co.	178,586	7,729,202
Int'l. Business Machines Corp.	97,968	12,097,089
Intel Corp.	428,610	8,336,465
Microsoft Corp.	581,114	13,371,433
Oracle Corp.	297,589	6,386,260
QUALCOMM, Inc.	124,792	4,098,169
Other Securities	2,336,038	46,478,281
		133,176,638
MATERIALS (3.3%)
Other Securities	653,074	24,301,358
TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	452,836	10,954,103
Verizon Communications, Inc.	214,860	6,020,377
Other Securities	476,335	4,421,150
		21,395,630
UTILITIES (3.6%)
Other Securities	902,452	26,637,871
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $739,534,959) 96.1%		$709,488,661

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.06 - 0.16%	08/19/10 - 09/09/10	$7,750,000	$7,748,125
U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	AAA	0.00 - 0.18	07/06/10 - 08/06/10	11,507,000	11,506,728
COMMERCIAL PAPER (0.8%)
Johnson & Johnson†	A-1+	0.15	08/05/10	3,860,000	3,859,437
Disney (Walt) Co.†	A-1	0.15	07/02/10	2,000,000	1,999,992
					5,859,429
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,114,482) 3.5%					25,114,282
TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000
TOTAL INVESTMENTS (Cost: $765,399,441) 99.7%					735,352,943
OTHER NET ASSETS 0.3%					2,210,584
NET ASSETS 100.0%					$737,563,527

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.5%)
Amazon.com, Inc.*	4,694	$512,866
Disney (Walt) Co.	26,668	840,042
McDonald's Corp.	14,684	967,235
NIKE, Inc. Cl B	5,270	355,989
Other Securities	423,885	10,218,230
		12,894,362
CONSUMER STAPLES (6.2%)
Coca-Cola Co.	31,419	1,574,720
General Mills, Inc.	9,126	324,156
Kraft Foods, Inc. Cl A	23,826	667,128
PepsiCo, Inc.	22,065	1,344,862
Philip Morris Int'l., Inc.	25,060	1,148,750
Proctor & Gamble Co.	39,400	2,363,207
Wal-Mart Stores, Inc.	28,106	1,351,055
Other Securities	184,099	5,871,000
		14,644,878
ENERGY (5.7%)
Apache Corp.	4,568	384,580
Chevron Corp.	27,316	1,853,664
ConocoPhillips	20,054	984,451
Exxon Mobil Corp.	68,977	3,936,527
Occidental Petroleum Corp.	11,051	852,585
Schlumberger Ltd.	16,565	916,707
Other Securities	143,992	4,578,161
		13,506,675
FINANCIALS (8.8%)
Bank of America Corp.	136,666	1,963,890
Berkshire Hathaway, Inc. Cl B*	22,451	1,789,120
Citigroup, Inc.*	309,275	1,162,874
Goldman Sachs Group, Inc.	6,942	911,276
JPMorgan Chase & Co.	53,328	1,952,338
U.S. Bancorp	25,683	574,015
Wells Fargo & Co.	70,928	1,815,757
Other Securities	387,848	10,504,784
		20,674,054

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (6.6%)
Abbott Laboratories	21,002	$982,474
Gilead Sciences, Inc.*	12,132	415,885
Johnson & Johnson	37,596	2,220,418
Medtronic, Inc.	15,068	546,516
Merck & Co., Inc.	42,795	1,496,541
Pfizer, Inc.	112,408	1,602,938
Other Securities	222,297	8,157,885
		15,422,657
INDUSTRIALS (5.6%)
3M Co.	9,734	768,889
Boeing Co.	10,263	644,003
General Electric Co.	145,343	2,095,846
United Technologies Corp.	12,621	819,229
Other Securities	194,726	8,767,607
		13,095,574
INFORMATION TECHNOLOGY (10.1%)
Apple, Inc.*	12,321	3,099,096
Cisco Systems, Inc.*	76,814	1,636,906
Google, Inc.*	3,309	1,472,340
Hewlett-Packard Co.	31,954	1,382,969
Int'l. Business Machines Corp.	17,540	2,165,839
Intel Corp.	76,755	1,492,885
Microsoft Corp.	104,096	2,395,244
Oracle Corp.	53,290	1,143,603
QUALCOMM, Inc.	22,356	734,171
Other Securities	418,259	8,321,206
		23,844,259
MATERIALS (1.9%)
Other Securities	116,921	4,350,719
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	81,055	1,960,720
Verizon Communications, Inc.	38,460	1,077,649
Other Securities	85,250	791,241
		3,829,610
UTILITIES (2.0%)
Other Securities	161,499	4,767,051
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $146,994,467) 54.0%		$127,029,839

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.06 - 0.15%	07/29/10 - 09/09/10	$1,400,000	$1,399,698
U.S. GOVERNMENT AGENCIES (1.3%)
FHLMC	AAA	0.04	07/13/10	3,000,000	2,999,963
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,399,801) 1.9%					4,399,661
TOTAL INDEXED ASSETS (Cost: $151,394,268) 55.9%					$131,429,500

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
Amazon.com, Inc.*	3,882	$424,147
Disney (Walt) Co.	15,450	486,675
McDonald's Corp.	8,838	582,159
NIKE, Inc. Cl B	6,230	420,837
Other Securities	426,840	8,778,958
		10,692,776
CONSUMER STAPLES (2.9%)
American Italian Pasta Co. Cl A*	16,767	886,471
General Mills, Inc.	17,378	617,267
Kraft Foods, Inc. Cl A	14,648	410,144
PepsiCo, Inc.	13,106	798,811
Proctor & Gamble Co.	14,251	854,775
Wal-Mart Stores, Inc.	18,982	912,465
Other Securities	108,997	2,252,009
		6,731,942
ENERGY (3.3%)
Apache Corp.	5,098	429,201
ConocoPhillips	14,383	706,061
Exxon Mobil Corp.	27,523	1,570,738
McMoRan Exploration Co.*	98,316	1,092,291
Occidental Petroleum Corp.	8,028	619,360
Other Securities	147,459	3,417,871
		7,835,522
FINANCIALS (7.9%)
Bank of America Corp.	56,815	816,432
Berkshire Hathaway, Inc. Cl B*	9,479	755,382
Citigroup, Inc.*	90,729	341,141
Goldman Sachs Group, Inc.	3,608	473,622
JPMorgan Chase & Co.	27,126	993,083
U.S. Bancorp	16,101	359,857
Wells Fargo & Co.	32,554	833,382
Other Securities	903,435	14,079,868
		18,652,767
HEALTH CARE (5.4%)
Abbott Laboratories	17,297	809,154
Enzon Pharmaceuticals, Inc.*	89,122	949,149
Gilead Sciences, Inc.*	13,237	453,764
Johnson & Johnson	18,208	1,075,364
Medtronic, Inc.	7,615	276,196
Merck & Co., Inc.	23,708	829,069
Other Securities	498,695	8,212,663
		12,605,359

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.4%)
Boeing Co.	11,387	$714,534
General Electric Co.	66,974	965,765
United Technologies Corp.	8,098	525,641
Other Securities	514,879	10,491,177
		12,697,117
INFORMATION TECHNOLOGY (8.2%)
Apple, Inc.*	6,183	1,555,210
Cisco Systems, Inc.*	35,699	760,746
Google, Inc.*	1,582	703,911
Hewlett-Packard Co.	16,799	727,061
Int'l. Business Machines Corp.	7,753	957,340
Intel Corp.	27,487	534,622
Microsoft Corp.	35,159	809,009
Oracle Corp.	27,064	580,793
QUALCOMM, Inc.	12,512	410,894
Other Securities	747,866	12,433,194
		19,472,780
MATERIALS (2.4%)
Other Securities	379,641	5,679,987
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	29,770	720,136
Other Securities	173,169	1,596,993
		2,317,129
UTILITIES (1.3%)
Other Securities	103,646	2,940,668
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $97,957,958) 42.4%		99,626,047
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	90,448
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		$90,448

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25%	07/15/10	$460,000	$0
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $457,351) 0.0%					0
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.9%)
FHLMC	AAA	0.04	07/13/10	2,000,000	1,999,971
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $1,999,971) 0.9%					1,999,971
TOTAL ACTIVE ASSETS (Cost: $100,470,880) 43.3%					101,716,466
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,974,500) 0.8%					1,974,500
TOTAL INVESTMENTS (Cost: $253,839,648) 100.0%					235,120,466
OTHER NET ASSETS 0.0% (3)					76,346
NET ASSETS 100.0%					$235,196,812

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

			Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
CP	I	Corp.	95,670	$2,144,921
Dillard's, Inc. Cl A			135,823	2,920,195
Rent-A-Center, Inc.*			127,026	2,573,547
Tupperware Brands Corp.			51,823	2,065,147
Wolverine World Wide, Inc.			78,085	1,969,304
Other Securities			211,208	2,621,320
				14,294,434
CONSUMER STAPLES (5.0%)
American Italian Pasta Co. Cl A*			170,887	9,034,792
Other Securities			126,972	1,932,094
				10,966,886
ENERGY (5.4%)
MarkWest Energy Partners LP			84,471	2,763,891
McMoRan Exploration Co.*			360,410	4,004,155
Other Securities			349,446	5,051,447
				11,819,493
FINANCIALS (32.0%)
Ashford Hospitality Trust, Inc.*			415,444	3,045,205
Aspen Insurance Hldgs. Ltd.			92,870	2,297,604
Brookline Bancorp, Inc.			247,394	2,196,859
Ellington Financial LLC†***			123,900	2,447,025
Forest City Enterprises, Inc. Cl A*			179,920	2,036,694
Glacier Bancorp, Inc.			133,149	1,953,296
Highwoods Properties, Inc.			80,296	2,229,017
Meadowbrook Insurance Group, Inc.			276,483	2,386,048
NBH Hldgs. Co.†***			98,458	1,919,931
NewAlliance Bancshares, Inc.			203,711	2,283,600
Pennsylvania REIT			178,034	2,175,575
ProAssurance Corp.*			45,656	2,591,435
Senior Housing Pptys. Trust			100,291	2,016,852
SVB Financial Group*			49,410	2,037,174
Westamerica Bancorporation			48,835	2,564,814
Other Securities			3,186,245	36,296,882
				70,478,011
HEALTH CARE (4.6%)
Enzon Pharmaceuticals, Inc.*			360,565	3,840,017
Other Securities			836,850	6,345,049
				10,185,066
INDUSTRIALS (16.0%)
Actuant Corp. Cl A			129,150	2,431,895
Alaska Air Group, Inc.*			53,140	2,388,643
Ameron International Corp.			51,045	3,079,545

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Encore Wire Corp.	109,050	$1,983,620
Genesee & Wyoming, Inc. Cl A*	73,434	2,739,823
Kaydon Corp.	74,907	2,461,444
Miller Industries, Inc.	168,620	2,271,311
Mueller Industries, Inc.	128,922	3,171,481
Old Dominion Freight Line, Inc.*	80,465	2,827,540
Orion Marine Group, Inc.*	167,855	2,383,541
Tutor Perini Corp.*	125,207	2,063,411
Other Securities	635,091	7,564,087
		35,366,341
INFORMATION TECHNOLOGY (9.3%)
Sybase, Inc.*	36,031	2,329,764
Tibco Software, Inc.*	203,133	2,449,784
Other Securities	1,048,074	15,737,389
		20,516,937
MATERIALS (9.8%)
Commercial Metals Co.	169,390	2,239,336
Crown Hldgs., Inc.*	212,989	5,333,245
Cytec Industries, Inc.	53,253	2,129,587
Kaiser Aluminum Corp.	73,630	2,552,752
Silgan Hldgs., Inc.	145,480	4,128,722
Taseko Mines Ltd.*	778,442	3,331,732
Other Securities	274,706	1,856,247
		21,571,621
TELECOMMUNICATION SERVICES (1.8%)
Consolidated Comms. Hldgs., Inc.	117,498	1,998,641
Syniverse Hldgs., Inc.*	92,424	1,890,071
		3,888,712
UTILITIES (4.9%)
Avista Corp.	123,693	2,415,724
Unisource Energy Corp.	79,227	2,391,071
Other Securities	265,600	6,081,659
		10,888,454
TOTAL COMMON STOCKS (Cost: $196,887,235) 95.3%		209,975,955
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	692,191
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		$692,191

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25%	07/15/10	$1,890,000	$0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,879,117) 0.0%					0
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	AAA	0.00	07/06/10	2,000,000	2,000,000
FNMA	AAA	0.07	07/21/10	900,000	899,965
					2,899,965
COMMERCIAL PAPER (2.3%)
General Electric Co.	A-1+	0.12	07/14/10	5,000,000	4,999,783
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,899,748) 3.6%					7,899,748
TOTAL INVESTMENTS (Cost: $207,091,600) 99.2%					218,567,894
OTHER NET ASSETS 0.8%					1,689,751
NET ASSETS 100.0%					$220,257,645

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
California Pizza Kitchen, Inc.*	166,872	$2,528,111
Carter's, Inc.*	91,846	2,410,958
Deckers Outdoor Corp.*	15,299	2,185,768
Grand Canyon Education, Inc.*	96,548	2,262,120
Gymboree Corp.*	48,800	2,084,248
OfficeMax, Inc.*	241,513	3,154,160
P.F. Chang's China Bistro, Inc.	41,830	1,658,560
Pinnacle Entertainment, Inc.*	267,932	2,534,637
Shutterfly, Inc.*	105,098	2,518,148
Tupperware Brands Corp.	55,647	2,217,533
Other Securities	575,121	6,431,567
		29,985,810
CONSUMER STAPLES (2.9%)
Hain Celestial Group, Inc.*	86,061	1,735,850
Pantry, Inc.*	152,616	2,153,412
Other Securities	94,593	2,196,131
		6,085,393
ENERGY (4.7%)
Brigham Exploration Co.*	224,533	3,453,318
McMoRan Exploration Co.*	378,263	4,202,499
Other Securities	91,191	2,171,774
		9,827,591
FINANCIALS (6.7%)
iShares Russell 2000 Growth Index Fund	82,950	5,522,806
Signature Bank*	47,137	1,791,677
Other Securities	268,544	6,787,543
		14,102,026
HEALTH CARE (20.6%)
Abiomed, Inc.*	219,397	2,123,763
Almost Family, Inc.*	48,757	1,703,082
Cyberonics, Inc.*	77,511	1,835,460
Enzon Pharmaceuticals, Inc.*	319,464	3,402,292
HMS Hldgs. Corp.*	39,108	2,120,436
MedAssets, Inc.*	90,505	2,088,855
Neogen Corp.*	79,626	2,074,257
NuVasive, Inc.*	49,148	1,742,788
Salix Pharmaceuticals Ltd.*	67,041	2,616,610
Steris Corp.	103,389	3,213,330
Other Securities	1,758,024	20,154,032
		43,074,905

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.8%)
Genesee & Wyoming, Inc. Cl A*	50,613	$1,888,371
Old Dominion Freight Line, Inc.*	50,793	1,784,866
RBC Bearings, Inc.*	57,125	1,656,054
Robbins & Myers, Inc.	82,682	1,797,507
Sun Hydraulics Corp.	74,184	1,740,357
Teledyne Technologies, Inc.*	52,422	2,022,441
Other Securities	1,224,629	15,922,813
		26,812,409
INFORMATION TECHNOLOGY (28.1%)
Adtran, Inc.	58,491	1,595,050
CyberSource Corp.*	65,459	1,671,168
Forrester Research, Inc.*	74,830	2,264,356
Global Cash Access Hldgs., Inc.*	296,959	2,141,074
Informatica Corp.*	106,011	2,531,543
LogMeIn, Inc.*	88,076	2,310,233
Parametric Technology Corp.*	161,282	2,527,289
Plexus Corp.*	91,743	2,453,208
Riverbed Technology, Inc.*	63,551	1,755,279
Super Micro Computer, Inc.*	164,435	2,219,873
Tibco Software, Inc.*	147,061	1,773,556
Websense, Inc.*	86,278	1,630,654
Other Securities	2,467,705	34,205,839
		59,079,122
MATERIALS (4.5%)
Innophos Hldgs., Inc.	77,246	2,014,576
US Gold Corp.*	636,404	3,188,384
Other Securities	204,114	4,251,671
		9,454,631
TELECOMMUNICATION SERVICES (2.0%)
Consolidated Comms. Hldgs., Inc.	118,601	2,017,403
Syniverse Hldgs., Inc.*	103,651	2,119,663
		4,137,066
TOTAL COMMON STOCKS (Cost: $182,260,553) 96.6%		$202,558,953

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	AAA	0.12%	08/26/10	$2,100,000	$2,099,608
U.S. GOVERNMENT AGENCIES (4.9%)
FHLB	AAA	0.00 - 0.18	07/06/10 - 07/16/10	10,260,000	10,259,829
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,359,437) 5.9%					12,359,437
TOTAL INVESTMENTS (Cost: $194,619,990) 102.5%					214,918,390
OTHER NET ASSETS (2.5%)					(5,267,327)
NET ASSETS 100.0%					$209,651,063

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.4%)
CBS Corp. Cl B	28,910	$373,806
Newell Rubbermaid, Inc.	25,511	373,481
Polo Ralph Lauren Corp.	6,287	458,700
V.F. Corp.	9,831	699,771
Other Securities	94,039	2,530,308
		4,436,066
CONSUMER STAPLES (5.7%)
J.M. Smucker Co.	6,705	403,775
Molson Coors Brewing Co. Cl B	9,140	387,170
Vector Group Ltd.	39,702	667,788
Other Securities	34,741	993,044
		2,451,777
ENERGY (6.8%)
Noble Energy, Inc.	8,310	501,342
Range Resources Corp.	14,211	570,572
Other Securities	90,295	1,830,200
		2,902,114
FINANCIALS (24.5%)
American Financial Group, Inc.	22,287	608,881
Ameriprise Financial, Inc.	15,376	555,535
Aon Corp.	12,975	481,632
Associated Banc-Corp.	34,671	425,066
BOK Financial Corp.	11,721	556,396
Boston Properties, Inc.	5,770	411,632
Equity Residential	16,783	698,844
Everest Re Group Ltd.	5,626	397,871
Fulton Financial Corp.	39,399	380,200
Host Hotels & Resorts, Inc.	34,058	459,102
People's United Financial, Inc.	40,023	540,311
Public Storage	5,050	443,946
SPDR KBW Regional Banking ETF	19,970	461,107
StanCorp Financial Group, Inc.	12,752	516,966
Vornado Realty Trust	9,723	709,293
Other Securities	155,594	2,843,457
		10,490,239
HEALTH CARE (6.3%)
AmerisourceBergen Corp.	17,434	553,530
Hospira, Inc.*	9,214	529,344
Mettler-Toledo Int'l., Inc.*	4,944	551,899
Other Securities	28,304	1,045,892
		2,680,665

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (10.3%)
Joy Global, Inc.	8,110	$406,230
Kirby Corp.*	13,650	522,113
Precision Castparts Corp.	5,791	596,010
Shaw Group, Inc.*	11,230	384,291
Other Securities	84,218	2,521,751
		4,430,395
INFORMATION TECHNOLOGY (6.3%)
Amdocs Ltd.*	13,402	359,844
Sybase, Inc.*	12,501	808,315
Teradata Corp.*	12,406	378,135
Other Securities	76,357	1,162,999
		2,709,293
MATERIALS (10.4%)
Agnico-Eagle Mines Ltd.	7,257	441,080
Crown Hldgs., Inc.*	51,378	1,286,502
Cytec Industries, Inc.	13,332	533,147
Eastman Chemical Co.	7,251	386,913
Lubrizol Corp.	8,662	695,645
Sonoco Products Co.	21,391	651,998
Other Securities	18,321	474,860
		4,470,145
TELECOMMUNICATION SERVICES (1.9%)
CenturyTel, Inc.	13,901	463,042
Windstream Corp.	35,050	370,128
		833,170
UTILITIES (9.6%)
American Electric Power Co., Inc.	16,061	518,770
Edison International	18,275	579,683
Energen Corp.	13,697	607,188
Entergy Corp.	6,208	444,617
PG&E Corp.	14,078	578,606
Sempra Energy	9,843	460,554
Other Securities	50,629	926,242
		4,115,660
TOTAL COMMON STOCKS (Cost: $42,979,567) 92.2%		$39,519,524

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.7%)
U.S. Treasury Bill	AAA	0.12%	08/26/10	$2,000,000	$1,999,627
U.S. GOVERNMENT AGENCIES (2.3%)
FHLMC	AAA	0.04	07/13/10	1,000,000	999,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,999,614) 7.0%					2,999,614
TOTAL INVESTMENTS (Cost: $45,979,181) 99.2%					42,519,138
OTHER NET ASSETS 0.8%					347,004
NET ASSETS 100.0%					$42,866,142

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.9%)
Advance Auto Parts, Inc.	36,308	$1,821,935
BorgWarner, Inc.*	48,309	1,803,858
Chipotle Mexican Grill, Inc. Cl A*	12,908	1,765,943
Dollar Tree, Inc.*	53,004	2,206,557
Netflix, Inc.*	17,129	1,861,066
NVR, Inc.*	2,554	1,672,947
PetSmart, Inc.	49,671	1,498,574
Other Securities	1,877,450	37,568,213
		50,199,093
CONSUMER STAPLES (3.5%)
Church & Dwight Co., Inc.	29,714	1,863,365
Other Securities	380,312	11,905,397
		13,768,762
ENERGY (5.4%)
Cimarex Energy Co.	34,579	2,475,165
Newfield Exploration Co.*	55,955	2,733,963
Pride International, Inc.*	71,588	1,599,276
Other Securities	677,465	14,366,019
		21,174,423
FINANCIALS (19.4%)
AMB Property Corp.	70,307	1,666,979
Everest Re Group Ltd.	24,285	1,717,435
Federal Realty Investment Trust	25,511	1,792,658
Nationwide Health Pptys., Inc.	50,508	1,806,671
New York Community Bancorp, Inc.	180,871	2,761,905
Rayonier, Inc.	33,474	1,473,525
SL Green Realty Corp	32,609	1,794,799
The Macerich Co.	53,566	1,999,083
Other Securities	2,965,785	60,706,452
		75,719,507
HEALTH CARE (11.6%)
Beckman Coulter, Inc.	28,910	1,742,984
Edwards Lifesciences Corp.*	46,684	2,615,238
Hologic, Inc.*	106,866	1,488,643
Mettler-Toledo Int'l., Inc.*	14,017	1,564,718
Perrigo Co.	33,537	1,981,031
ResMed, Inc.*	32,006	1,946,285
Schein (Henry), Inc.*	37,516	2,059,628

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Universal Health Svcs., Inc. Cl B	41,163	$1,570,368
Vertex Pharmaceuticals, Inc.*	81,371	2,677,106
Other Securities	928,615	27,697,448
		45,343,449
INDUSTRIALS (13.6%)
AMETEK, Inc.	43,819	1,759,333
Bucyrus International, Inc.	33,996	1,613,110
Joy Global, Inc.	42,655	2,136,589
Kansas City Southern*	42,218	1,534,624
Other Securities	1,617,123	46,377,224
		53,420,880
INFORMATION TECHNOLOGY (14.1%)
ANSYS, Inc.*	37,500	1,521,375
Avnet, Inc.*	63,105	1,521,462
Cree, Inc.*	44,427	2,666,953
Equinix, Inc.*	18,707	1,519,383
F5 Networks, Inc.*	32,936	2,258,422
Lam Research Corp.*	53,038	2,018,626
Rovi Corp.*	43,405	1,645,484
Sybase, Inc.*	35,967	2,325,626
Other Securities	2,230,932	39,623,115
		55,100,446
MATERIALS (6.2%)
Albemarle Corp.	37,578	1,492,222
Ashland, Inc.	31,710	1,471,978
Lubrizol Corp.	28,229	2,267,071
Martin Marietta Materials, Inc.	18,744	1,589,679
Other Securities	712,060	17,169,668
		23,990,618
TELECOMMUNICATION SERVICES (0.8%)
Other Securities	211,750	3,040,223
UTILITIES (6.0%)
National Fuel Gas Co.	33,866	1,553,772
NSTAR	44,136	1,544,760
Other Securities	917,606	20,138,304
		23,236,836
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $378,883,742) 93.5%		$364,994,237

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill (1)	AAA	0.06 - 0.16%	07/29/10 - 09/09/10	$8,000,000	$7,998,408
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	AAA	0.00	07/06/10	5,000,000	4,999,999
COMMERCIAL PAPER (2.8%)
Dell Inc.	A-1	0.19	07/23/10	2,137,000	2,136,752
General Electric Capital Svcs.	A-1+	0.29	08/23/10	7,000,000	6,997,011
Johnson & Johnson†	A-1+	0.15	08/05/10	490,000	489,929
United Technologies Corp.†	A-1	0.17	07/28/10	1,274,000	1,273,838
					10,897,530
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,896,037) 6.2%					23,895,937
TEMPORARY CASH INVESTMENTS (4) (Cost: $500,000) 0.1%					500,000
TOTAL INVESTMENTS (Cost: $403,279,779) 99.8%					389,390,174
OTHER NET ASSETS 0.2%					760,816
NET ASSETS 100.0%					$390,150,990

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (96.9%)
iShares MSCI EAFE Growth Index Fund	65,870	$3,166,371
iShares MSCI EAFE Index Fund	87,688	4,078,369
iShares MSCI EAFE Value Index Fund	76,997	3,174,586
Vanguard Europe Pacific ETF	621,147	18,162,339
Vanguard European ETF	137,664	5,532,716
Vanguard Pacific ETF	61,850	2,941,586
		37,055,967
TOTAL COMMON STOCKS (Cost: $41,837,392) 96.9%		37,055,967
TOTAL INVESTMENTS (Cost: $41,837,392) 96.9%		37,055,967
OTHER NET ASSETS 3.1%		1,199,490
NET ASSETS 100.0%		$38,255,457

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Amazon.com, Inc.*	7,263	$793,555
Disney (Walt) Co.	28,913	910,760
Johnson Controls, Inc.	25,201	677,151
McDonald's Corp.	16,546	1,089,885
Other Securities	194,888	5,675,858
		9,147,209
CONSUMER STAPLES (5.8%)
General Mills, Inc.	32,516	1,154,968
PepsiCo, Inc.	24,536	1,495,469
Proctor & Gamble Co.	26,687	1,600,686
Wal-Mart Stores, Inc.	35,525	1,707,687
Other Securities	130,745	3,221,976
		9,180,786
ENERGY (5.8%)
Apache Corp.	9,540	803,173
ConocoPhillips	26,932	1,322,092
Exxon Mobil Corp.	51,509	2,939,614
Occidental Petroleum Corp.	15,025	1,159,179
Other Securities	81,550	3,009,591
		9,233,649
FINANCIALS (8.7%)
Allstate Corp.	32,516	934,185
Bank of America Corp.	106,325	1,527,890
Berkshire Hathaway, Inc. Cl B*	17,737	1,413,462
Capital One Financial Corp.	21,076	849,363
Financial Select Sector SPDR Fund	89,654	1,238,122
Goldman Sachs Group, Inc.	6,754	886,598
JPMorgan Chase & Co.	50,787	1,859,312
Simon Property Group, Inc.	10,324	833,663
Wells Fargo & Co.	60,942	1,560,115
Other Securities	273,140	2,676,575
		13,779,285

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (6.7%)
Abbott Laboratories	32,370	$1,514,269
Gilead Sciences, Inc.*	24,772	849,184
Johnson & Johnson	34,080	2,012,765
McKesson Corp.	13,750	923,450
Merck & Co., Inc.	44,356	1,551,129
Other Securities	107,590	3,683,107
		10,533,904
INDUSTRIALS (5.3%)
Boeing Co.	21,309	1,337,140
General Electric Co.	125,337	1,807,360
United Technologies Corp.	15,156	983,776
Other Securities	115,826	4,312,385
		8,440,661
INFORMATION TECHNOLOGY (10.8%)
Apple, Inc.*	11,572	2,910,705
Cisco Systems, Inc.*	66,833	1,424,211
Google, Inc.*	2,960	1,317,052
Hewlett-Packard Co.	31,443	1,360,853
Int'l. Business Machines Corp.	14,503	1,790,830
Intel Corp.	51,445	1,000,605
Microsoft Corp.	65,818	1,514,472
Oracle Corp.	50,647	1,086,885
Other Securities	166,079	4,780,447
		17,186,060
MATERIALS (1.9%)
Other Securities	67,622	3,015,489
TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	55,735	1,348,230
Other Securities	217,963	1,020,009
		2,368,239
UTILITIES (1.8%)
Other Securities	79,439	2,843,113
TOTAL COMMON STOCKS (Cost: $90,528,688) 54.1%		$85,728,395

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.1%)
U.S. Treasury Note	AAA	2.38 - 3.63%	10/31/14 - 02/15/20	$6,650,000	$6,863,967
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	5,927,609
					12,791,576
U.S. GOVERNMENT AGENCIES (14.1%)
MORTGAGE-BACKED OBLIGATIONS (14.1%)
FHARM	AAA	4.64 - 5.76	02/01/36 - 09/01/39	1,550,898	1,649,163
FHLMC	AAA	4.00 - 6.00	02/01/25 - 08/15/35	1,981,923	2,102,024
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	16,552,976	17,773,381
Other Securities				845,293	909,910
					22,434,478
CORPORATE DEBT (19.1%)
CONSUMER DISCRETIONARY (2.7%)
Black & Decker Corp.	A	4.75	11/01/14	750,000	810,036
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	538,587
Other Securities				2,750,000	2,858,002
					4,206,625
CONSUMER STAPLES (0.9%)
Other Securities				1,250,000	1,353,993
ENERGY (3.9%)
Noble Corp.	A-	7.50	03/15/19	800,000	958,248
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,864,953
Other Securities				2,350,000	2,408,501
					6,231,702
FINANCIALS (6.5%)
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,457,460
GMAC LLC	B	0.00	12/01/12	2,500,000	2,087,499
Other Securities				6,497,000	6,718,504
					10,263,463
HEALTH CARE (0.9%)
Other Securities				1,250,000	1,398,879
INDUSTRIALS (1.2%)
Other Securities				1,750,000	1,821,952
INFORMATION TECHNOLOGY (0.3%)
Other Securities				500,000	513,596
MATERIALS (1.5%)
PolyOne Corp.	B	7.50	12/15/15	1,000,000	975,000
Other Securities				1,228,000	1,319,702
					2,294,702
TELECOMMUNICATION SERVICES (0.3%)
Other Securities				500,000	502,117
UTILITIES (0.9%)
Other Securities				1,250,000	1,340,235
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,409,601) 41.3%					$65,153,318

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.9%)
FHLMC	AAA	0.04%	07/13/10	$3,000,000	$2,999,960
COMMERCIAL PAPER (1.9%)
General Electric Capital Svcs.	A-1+	0.29	08/23/10	3,000,000	2,998,719
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,998,679) 3.8%					5,998,679
TEMPORARY CASH INVESTMENTS (2) (Cost: $3,670,800) 2.3%					3,670,800
TOTAL INVESTMENTS (Cost: $161,607,768) 101.5%					160,551,192
OTHER NET ASSETS (1.5%)					(2,375,122)
NET ASSETS 100.0%					$158,176,070

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.9%)	2,651,792	$3,639,283
Equity Index Fund (18.3%)	1,256,153	2,150,412
Mid-Cap Equity Index Fund (4.8%)	464,254	566,763
Mid-Term Bond Fund (39.1%)	4,375,279	4,602,746
Money Market Fund (6.9%)	671,923	809,888
TOTAL INVESTMENTS (Cost: $11,205,008) 100.0%		11,769,092
OTHER NET ASSETS		—
NET ASSETS 100.0%		$11,769,092

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.2%)	2,969,951	$4,075,919
Equity Index Fund (23.3%)	2,112,807	3,616,920
International Fund (3.4%)	921,361	533,026
Mid-Cap Equity Index Fund (13.9%)	1,764,850	2,154,539
Mid-Term Bond Fund (28.2%)	4,177,208	4,394,376
Money Market Fund (5.0%)	642,282	774,161
TOTAL INVESTMENTS (Cost: $14,559,085) 100.0%		15,548,941
OTHER NET ASSETS		—
NET ASSETS 100.0%		$15,548,941

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.6%)	11,398,010	$15,642,469
Equity Index Fund (28.2%)	9,720,853	16,641,158
International Fund (7.0%)	7,170,716	4,148,402
Mid-Cap Equity Index Fund (10.9%)	5,261,102	6,422,785
Mid-Term Bond Fund (19.1%)	10,691,150	11,246,972
Money Market Fund (4.1%)	1,982,077	2,389,053
Small Cap Growth Fund (2.0%)	1,334,414	1,204,644
Small Cap Value Fund (2.1%)	1,238,441	1,214,535
TOTAL INVESTMENTS (Cost: $56,743,150) 100.0%		58,910,018
OTHER NET ASSETS		—
NET ASSETS 100.0%		$58,910,018

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	12,059,539	$16,550,342
Equity Index Fund (33.1%)	12,489,028	21,380,004
International Fund (8.0%)	8,882,100	5,138,472
Mid-Cap Equity Index Fund (11.0%)	5,797,321	7,077,405
Mid-Term Bond Fund (13.9%)	8,509,704	8,952,115
Small Cap Growth Fund (4.1%)	2,940,752	2,654,767
Small Cap Value Fund (4.2%)	2,729,929	2,677,233
TOTAL INVESTMENTS (Cost: $63,564,739) 100.0%		64,430,338
OTHER NET ASSETS		—
NET ASSETS 100.0%		$64,430,338

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	8,563,294	$11,752,145
Equity Index Fund (38.3%)	12,175,277	20,842,893
International Fund (8.0%)	7,573,563	4,381,458
Mid-Cap Equity Index Fund (15.1%)	6,743,185	8,232,121
Mid-Term Bond Fund (6.5%)	3,346,555	3,520,539
Small Cap Growth Fund (5.2%)	3,134,801	2,829,945
Small Cap Value Fund (5.3%)	2,911,236	2,855,040
TOTAL INVESTMENTS (Cost: $53,508,146) 100.0%		54,414,141
OTHER NET ASSETS		—
NET ASSETS 100.0%		$54,414,141

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.7%)	7,001,032	$9,608,119
Equity Index Fund (38.5%)	9,963,970	17,057,349
International Fund (9.0%)	6,892,783	3,987,613
Mid-Cap Equity Index Fund (18.2%)	6,621,043	8,083,010
Small Cap Growth Fund (6.3%)	3,077,972	2,778,642
Small Cap Value Fund (6.3%)	2,857,427	2,802,270
TOTAL INVESTMENTS (Cost: $43,598,387) 100.0%		44,317,003
OTHER NET ASSETS		—
NET ASSETS 100.0%		$44,317,003

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.2%)	3,476,594	$4,771,229
Equity Index Fund (38.7%)	7,611,076	13,029,423
International Fund (10.9%)	6,319,324	3,655,856
Mid-Cap Equity Index Fund (21.4%)	5,902,040	7,205,246
Small Cap Growth Fund (7.4%)	2,744,791	2,477,863
Small Cap Value Fund (7.4%)	2,547,016	2,497,851
TOTAL INVESTMENTS (Cost: $33,232,605) 100.0%		33,637,468
OTHER NET ASSETS		—
NET ASSETS 100.0%		$33,637,468

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.0%)	2,544,528	$3,492,075
Equity Index Fund (33.9%)	5,762,306	9,864,509
International Fund (12.7%)	6,388,076	3,695,630
Mid-Cap Equity Index Fund (24.5%)	5,829,407	7,116,575
Small Cap Growth Fund (8.4%)	2,709,566	2,446,063
Small Cap Value Fund (8.5%)	2,515,051	2,466,503
TOTAL INVESTMENTS (Cost: $28,619,970) 100.0%		29,081,355
OTHER NET ASSETS		—
NET ASSETS 100.0%		$29,081,355

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.9%)	2,623,123	$3,599,937
Equity Index Fund (33.9%)	6,543,691	11,202,164
International Fund (13.7%)	7,785,844	4,504,266
Mid-Cap Equity Index Fund (20.4%)	5,511,991	6,729,072
Small Cap Growth Fund (10.5%)	3,841,207	3,467,654
Small Cap Value Fund (10.6%)	3,566,610	3,497,764
TOTAL INVESTMENTS (Cost: $32,133,076) 100.0%		33,000,857
OTHER NET ASSETS		—
NET ASSETS 100.0%		$33,000,857

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	8,927,592	$12,252,102
Equity Index Fund (24.1%)	5,694,662	9,748,708
Mid-Term Bond Fund (45.5%)	17,472,491	18,380,869
TOTAL INVESTMENTS (Cost: $38,480,770) 100.0%		40,381,679
OTHER NET ASSETS		—
NET ASSETS 100.0%		$40,381,679

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.7%)	30,190,860	$41,433,514
Equity Index Fund (34.1%)	26,960,607	46,153,944
Mid-Cap Equity Index Fund (14.7%)	16,297,148	19,895,655
Mid-Term Bond Fund (20.5%)	26,261,174	27,626,466
TOTAL INVESTMENTS (Cost: $135,946,730) 100.0%		135,109,579
OTHER NET ASSETS		—
NET ASSETS 100.0%		$135,109,579

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.8%)	22,737,675	$31,204,868
Equity Index Fund (44.4%)	31,327,631	53,629,865
Mid-Cap Equity Index Fund (19.8%)	19,638,586	23,974,904
Small Cap Growth Fund (5.0%)	6,666,117	6,017,844
Small Cap Value Fund (5.0%)	6,150,417	6,031,695
TOTAL INVESTMENTS (Cost: $130,758,296) 100.0%		120,859,176
OTHER NET ASSETS		—
NET ASSETS 100.0%		$120,859,176

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.4%)
U.S. Treasury Bill	AAA	0.13%	08/19/10	$7,900,000	$7,898,379
U.S. Treasury Bill	AAA	0.16	08/26/10	4,868,000	4,866,826
					12,765,205
U.S. GOVERNMENT AGENCIES (21.9%)
FHLB	AAA	0.14	08/13/10	200,000	199,967
FHLB	AAA	0.15	08/25/10	650,000	649,851
FHLB	AAA	0.18	07/14/10	300,000	299,984
FHLB	AAA	0.18	07/16/10	8,940,000	8,939,329
FHLB	AAA	0.18	07/21/10	1,971,000	1,970,854
FHLB	AAA	0.18	08/13/10	700,000	699,876
FHLB	AAA	0.19	07/02/10	200,000	199,999
FHLMC	AAA	0.15	08/17/10	200,000	199,961
FHLMC	AAA	0.16	07/06/10	4,830,000	4,829,893
FHLMC	AAA	0.16	07/12/10	800,000	799,965
FHLMC	AAA	0.16	07/14/10	3,500,000	3,499,817
FHLMC	AAA	0.18	07/14/10	1,130,000	1,129,927
FHLMC	AAA	0.19	07/13/10	600,000	599,962
FNMA	AAA	0.18	07/09/10	382,000	381,985
FNMA	AAA	0.20	08/04/10	130,000	129,975
					24,531,345
COMMERCIAL PAPER (66.7%)
Abbott Laboratories†	A-1+	0.23	08/03/10	1,659,000	1,658,650
Abbott Laboratories†	A-1+	0.20	08/10/10	441,000	440,902
Alabama Power Co.†	A-1	0.16	07/06/10	2,950,000	2,949,934
AT&T, Inc.†	A-1	0.20	07/30/10	3,000,000	2,999,517
Baker Hughes, Inc.†	A-1	0.20	07/02/10	3,000,000	2,999,983
Becton, Dickinson & Co.	A-1+	0.20	07/19/10	3,000,000	2,999,700
Chevron Funding Corp.	A-1+	0.14	07/07/10	3,000,000	2,999,930
Coca-Cola Co.†	A-1	0.23	07/09/10	1,000,000	999,949
Coca-Cola Co.†	A-1	0.24	07/12/10	700,000	699,949
Coca-Cola Co.†	A-1	0.26	08/06/10	1,200,000	1,199,688
Dell Inc.	A-1	0.17	07/02/10	2,187,000	2,186,990
Dell Inc.	A-1	0.19	07/23/10	813,000	812,906
Disney (Walt) Co.†	A-1	0.19	07/23/10	2,900,000	2,899,663
Du Pont (E.I.) de Nemours & Co.†	A-1	0.17	07/02/10	250,000	249,999
Ecolab, Inc.†	A-1	0.21	07/28/10	3,000,000	2,999,527
Emerson Electric Co.†	A-1	0.22	07/26/10	2,935,000	2,934,552
General Electric Capital Svcs.	A-1+	0.27	07/01/10	2,300,000	2,300,000
General Electric Capital Svcs.	A-1+	0.28	08/27/10	600,000	599,734
Hewlett-Packard Co.†	A-1	0.19	07/30/10	3,000,000	2,999,541
Illinois Tool Works, Inc.†	A-1	0.18	07/08/10	3,000,000	2,999,895
Int'l. Business Machines Corp.†	A-1	0.19	07/02/10	3,000,000	2,999,984
Kimberly-Clark Worldwide†	A-1+	0.19	07/06/10	3,000,000	2,999,921
Madison Gas & Electric	A-1+	0.20	07/26/10	3,000,000	2,999,583
Medtronic, Inc.†	A-1+	0.21	08/10/10	2,975,000	2,974,306
Merck & Co. Inc.†	A-1+	0.17	07/27/10	3,000,000	2,999,632
Merck & Co. Inc.†	A-1+	0.19	07/21/10	250,000	249,974

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Merck & Co. Inc.†	A-1+	0.22%	07/06/10	$500,000	$499,987
National Rural Utilities	A-1	0.19	08/10/10	3,000,000	2,999,367
Nestle Capital Corp.†	A-1+	0.23	08/06/10	930,000	929,786
Nestle Capital Corp.†	A-1+	0.24	08/13/10	2,000,000	1,999,427
NetJets, Inc.†	A-1+	0.21	07/06/10	400,000	399,988
NetJets, Inc.†	A-1+	0.24	07/09/10	2,500,000	2,499,867
PepsiCo, Inc.†	A-1	0.19	08/06/10	2,950,000	2,949,439
Toyota Motor Credit Corp.	A-1+	0.43	08/06/10	500,000	499,785
United Technologies Corp.†	A-1	0.17	07/28/10	2,326,000	2,325,703
United Technologies Corp.†	A-1	0.20	07/28/10	437,000	436,934
Wal-Mart Stores, Inc.†	A-1+	0.17	07/09/10	3,000,000	2,999,887
					74,694,579
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $111,991,243) 100.0%					111,991,129
TOTAL INVESTMENTS (Cost: $111,991,243) 100.0%					111,991,129
OTHER NET ASSETS 0.0% (3)					2,360
NET ASSETS 100.0%					$111,993,489

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.8%)
U.S. Treasury Note	AAA	1.00 - 3.25%	12/31/11 - 05/15/19	$82,500,000	$85,434,336
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	27,926,705
					113,361,041
U.S. GOVERNMENT AGENCIES (8.5%)
MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AAA	5.00 - 8.50	11/01/10 - 03/15/21	2,684,915	2,785,564
Other Securities				40,283	41,774
					2,827,338
NON-MORTGAGE-BACKED OBLIGATIONS (7.4%)
FFCB	AAA	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	19,714,668
CORPORATE DEBT (47.4%)
CONSUMER DISCRETIONARY (5.3%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,125,022
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,118,498
Black & Decker Corp.	A	4.75 - 5.75	11/01/14 - 11/15/16	1,000,000	1,105,955
Whirlpool Corp.	BBB-	5.50 - 6.50	03/01/13 - 06/15/16	1,000,000	1,092,190
Other Securities				9,242,000	9,675,551
					14,117,216
CONSUMER STAPLES (3.8%)
Anheuser-Busch Cos., Inc.	BBB+	4.38 - 4.70	04/15/12 - 01/15/13	1,100,000	1,158,390
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,068,121
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,076,921
Hershey Co.	A	4.85 - 5.00	04/01/13 - 08/15/15	1,000,000	1,094,810
Kraft Foods, Inc.	BBB-	5.25 - 5.63	11/01/11 - 10/01/13	1,000,000	1,073,628
Other Securities				4,300,000	4,618,545
					10,090,415
ENERGY (4.1%)
CenterPoint Energy Resources	BBB	7.75 - 7.88	02/15/11 - 04/01/13	1,170,000	1,295,703
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,187,855
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,085,476
Sunoco, Inc.	BBB-	4.88 - 9.63	10/15/14 - 04/15/15	1,000,000	1,103,936
Other Securities				6,000,000	6,226,574
					10,899,544
FINANCIALS (13.8%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,094,131
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,131,740
CNA Financial Corp.	BBB-	5.85 - 6.50	12/15/14 - 08/15/16	1,200,000	1,254,942
General Electric Capital Corp.	AA+	5.00	11/15/11 - 01/08/16	1,500,000	1,574,921
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,075,067
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,148,565
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,079,647
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,071,516
Nat'l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,096,591
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,072,083
Other Securities				24,525,000	25,041,491
					36,640,694

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (4.2%)
Blue Cross & Blue Shield of FL†	A-	8.25%	11/15/11	$1,000,000	$1,068,743
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,092,053
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,537,219
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,096,646
Other Securities				5,960,000	6,379,913
					11,174,574
INDUSTRIALS (5.7%)
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,150,063
Dun & Bradstreet Corp.	A-	5.50 - 6.00	03/15/11 - 04/01/13	1,500,000	1,606,971
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,136,530
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,135,094
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,126,648
Ryder System, Inc.	BBB+	6.00 - 7.20	03/01/13 - 09/01/15	1,500,000	1,700,996
Union Pacific Corp.	BBB	4.88 - 6.13	01/15/12 - 01/15/15	1,000,000	1,080,928
Other Securities				6,050,000	6,252,002
					15,189,232
INFORMATION TECHNOLOGY (1.7%)
Other Securities				4,205,000	4,500,184
MATERIALS (2.5%)
Cytec Industries, Inc.	BBB-	6.00	10/01/15	1,000,000	1,099,201
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,112,646
Other Securities				4,143,000	4,367,177
					6,579,024
TELECOMMUNICATION SERVICES (1.2%)
CenturyLink, Inc.	BBB-	5.00	02/15/15	1,250,000	1,255,293
Other Securities				1,900,000	2,020,983
					3,276,276
UTILITIES (5.1%)
AGL Capital Corp.	BBB+	6.38 - 7.13	01/14/11 - 07/15/16	1,500,000	1,583,677
Arizona Public Svc. Co.	BBB-	6.38 - 6.50	10/15/11 - 03/01/12	1,000,000	1,065,410
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,084,127
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,338,880
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,070,163
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,090,111
PPL Energy Supply LLC	BBB	5.70 - 6.40	11/01/11 - 10/15/15	1,700,000	1,825,451
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,089,678
Other Securities				2,300,000	2,424,467
					13,571,964
TOTAL LONG-TERM DEBT SECURITIES (Cost: $247,249,863) 98.7%					261,942,170

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
San Diego Gas & Electric Co.†	A-1	0.10%	07/01/10	$740,000	$740,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $740,000) 0.3%					740,000
TOTAL INVESTMENTS (Cost: $247,989,863) 99.0%					262,682,170
OTHER NET ASSETS 1.0%					2,556,125
NET ASSETS 100.0%					$265,238,295

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.7%)
U.S. Treasury Bond	AAA	3.50 - 4.25%	02/15/39 - 05/15/39	$19,000,000	$19,575,784
U.S. Treasury Note	AAA	0.88 - 3.25	03/31/11 - 05/15/19	118,000,000	121,170,840
					140,746,624
U.S. GOVERNMENT AGENCIES (34.5%) MORTGAGE-BACKED OBLIGATIONS (32.2%)
FHARM	AAA	4.64 - 5.76	02/01/36 - 09/01/39	9,015,941	9,570,321
FHLMC	AAA	4.00 - 6.00	12/15/20 - 08/15/35	23,532,999	25,049,317
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	125,358,985	134,321,655
GNMA (5)	AAA	4.50 - 7.00	02/20/20 - 11/15/39	4,216,704	4,558,984
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	2,322,338	2,495,424
					175,995,701
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FNMA	AAA	0.00	10/09/19	20,000,000	12,364,400
CORPORATE DEBT (38.0%)
CONSUMER DISCRETIONARY (4.4%)
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,160,096
Fortune Brands, Inc.	BBB-	4.88 - 5.38	12/01/13 - 01/15/16	2,400,000	2,578,280
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,226,026
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,692,933
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	2,130,776
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,226,660
Other Securities				10,109,000	10,291,045
					24,305,816
CONSUMER STAPLES (2.1%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,174,362
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,287,788
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,154,202
Other Securities				4,500,000	4,771,312
					11,387,664
ENERGY (4.4%)
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,395,620
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,549,860
Other Securities				12,000,000	12,422,936
					24,368,416
FINANCIALS (14.8%)
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,357,124
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,202,280
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,637,500
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	4,858,200
GMAC LLC	B	0.00	12/01/12	10,000,000	8,350,000
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	4,000,000	4,119,852
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,150,134
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,177,924
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,187,742
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,143,032
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,690,415
Other Securities				41,368,000	42,521,586
					81,395,789

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (3.1%)
Allergan, Inc.	NR	5.75%	04/01/16	$2,000,000	$2,339,814
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,131,198
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,232,560
Laboratory Corp. of America	BBB+	5.50 - 5.63	02/01/13 - 12/15/15	2,000,000	2,185,516
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,147,550
Other Securities				5,500,000	5,914,762
					16,951,400
INDUSTRIALS (2.8%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,300,126
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,270,188
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,199,080
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,164,742
Other Securities				6,000,000	6,137,742
					15,071,878
INFORMATION TECHNOLOGY (0.9%)
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,167,198
Other Securities				2,500,000	2,582,826
					4,750,024
MATERIALS (2.3%)
Cytec Industries, Inc.	BBB-	6.00	10/01/15	2,000,000	2,198,402
Lubrizol Corp.	BBB+	5.50	10/01/14	2,000,000	2,152,834
PolyOne Corp.	B	7.50	12/15/15	3,750,000	3,656,250
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,228,174
Other Securities				2,000,000	2,097,917
					12,333,577
TELECOMMUNICATION SERVICES (1.2%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,347,564
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,182,072
Other Securities				2,000,000	2,008,468
					6,538,104
UTILITIES (2.0%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,144,820
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,184,572
Progress Energy Enterprise A- 5.25 12/15/15	2,000,000	2,257,000	Other Securities	4,075,000	4,236,634
					10,823,026
SOVEREIGN DEBT (0.8%)
Sri Lanka AID	NR	6.59	09/15/28	3,846,167	4,468,053
TOTAL LONG-TERM DEBT SECURITIES (Cost: $514,839,520) 99.0%					541,500,472

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2010 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Chevron Funding Corp.	A-1+	0.14%	07/07/10	$1,350,000	$1,349,969
Colgate-Palmolive Corp.†	A-1+	0.12	07/12/10	3,400,000	3,399,875
Madison Gas & Electric	A-1+	0.20	07/15/10	350,000	349,973
					5,099,817
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,099,817) 0.9%					5,099,817
TEMPORARY CASH INVESTMENTS (2) (Cost: $495,600) 0.1%					495,600
TOTAL INVESTMENTS (Cost: $520,434,937) 100.0%					547,095,889
OTHER NET ASSETS (0.0%) (3)					(234,167)
NET ASSETS 100.0%					$546,861,722

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  This security is fair valued in accordance with procedures established by the Funds' Board of Directors.

†   Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate values of these securities, and similar ones included in the Funds' "Other Securities" categories, and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$5,859,429	0.8%
ALL AMERICA FUND	$962,047	0.4%
SMALL CAP VALUE FUND	$5,564,956	2.5%
MID-CAP EQUITY INDEX FUND	$1,763,767	0.5%
COMPOSITE FUND	$626,607	0.4%
MONEY MARKET FUND	$56,296,584	50.3%
MID-TERM BOND FUND	$8,350,456	3.1%
BOND FUND	$14,360,602	2.6%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2010, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	514	E-mini S&P 500 Stock Index	P	September 2010	$26,383,620	$(1,960,695)	3.6%
ALL AMERICA FUND	107	E-mini S&P 500 Stock Index	P	September 2010	$5,492,310	$(443,783)	2.3%
MID-CAP EQUITY	339	E-mini S&P	P	September 2010	$24,069,000	$(2,201,934)	6.2%
INDEX FUND		MidCap 400
		Stock Index

(a)  Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Statements of Assets and Liabilities only include the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2010 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(5)  U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value
(Cost: Equity Index Fund — $765,399,441
All America Fund — $253,839,648
Small Cap Value Fund — $207,091,600
Small Cap Growth Fund — $194,619,990
Mid Cap Value Fund — $45,979,181
Mid-Cap Equity Index Fund — $403,279,779
International Fund — $41,837,392
Composite Fund — $161,607,768
Retirement Income Fund — $11,205,008
Retirement 2010 Fund — $14,559,085
Retirement 2015 Fund — $56,743,150
Retirement 2020 Fund — $63,564,739
Retirement 2025 Fund — $53,508,146)
(Notes 1 and 3)	$735,352,943	$235,120,466	$218,567,894	$214,918,390	$42,519,138	$389,390,174	$37,055,967
Cash	1,464,920	5,847,812	1,065,325	2,641,921	1,281,583	1,146,252	1,159,614
Interest and dividends receivable	969,254	257,128	140,707	39,627	65,407	349,779	—
Receivable for securities sold	—	156,581	1,023,027	192,738	—	548,224	—
Other assets	—	—	—	—	—	—	39,876
TOTAL ASSETS	737,787,117	241,381,987	220,796,953	217,792,676	43,866,128	391,434,429	38,255,457
LIABILITIES:
Payable for securities purchased	—	6,138,630	539,308	8,141,613	999,986	1,161,399	—
Payable for daily variation margin on future contracts	223,590	46,545	—	—	—	122,040	—
Other Liabilities	—	—	—	—	—	—	—
TOTAL LIABILITIES	223,590	6,185,175	539,308	8,141,613	999,986	1,283,439	—
NET ASSETS	$737,563,527	$235,196,812	$220,257,645	$209,651,063	$42,866,142	$390,150,990	$38,255,457
NUMBER OF SHARES OUTSTANDING (Note 4)	430,937,939	174,586,118	224,594,252	232,231,952	45,116,618	319,585,734	66,088,525
NET ASSET VALUES, offering and redemption price per share	$1.71	$1.35	$0.98	$0.90	$0.95	$1.22	$0.58
COMPONENTS OF NET ASSETS:
Paid-in capital	$775,546,698	$279,435,688	$246,341,569	$226,018,291	$48,446,315	$396,564,159	$43,835,830
Accumulated undistributed net investment income (loss)	8,548,567	4,653,895	889,215	—	273,209	2,810,187	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(14,524,545)	(29,729,806)	(38,449,433)	(36,665,628)	(2,393,339)	6,868,183	(798,948)
Net unrealized appreciation (depreciation) of investments and futures contracts	(32,007,193)	(19,162,965)	11,476,294	20,298,400	(3,460,043)	(16,091,539)	(4,781,425)
NET ASSETS	$737,563,527	$235,196,812	$220,257,645	$209,651,063	$42,866,142	$390,150,990	$38,255,457

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value
(Cost: Equity Index Fund — $765,399,441
All America Fund — $253,839,648
Small Cap Value Fund — $207,091,600
Small Cap Growth Fund — $194,619,990
Mid Cap Value Fund — $45,979,181
Mid-Cap Equity Index Fund — $403,279,779
International Fund — $41,837,392
Composite Fund — $161,607,768
Retirement Income Fund — $11,205,008
Retirement 2010 Fund — $14,559,085
Retirement 2015 Fund — $56,743,150
Retirement 2020 Fund — $63,564,739
Retirement 2025 Fund — $53,508,146)
(Notes 1 and 3)	$160,551,192	$11,769,092	$15,548,941	$58,910,018	$64,430,338	$54,414,141
Cash	148	—	—	—	—	—
Interest and dividends receivable	581,747	—	—	—	—	—
Receivable for securities sold	30,073	—	—	—	—	—
Other assets	—	—	—	—	—	—
TOTAL ASSETS	161,163,160	11,769,092	15,548,941	58,910,018	64,430,338	54,414,141
LIABILITIES:
Payable for securities purchased	2,987,090	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
Other Liabilities	—	—	—	—	—	—
TOTAL LIABILITIES	2,987,090	—	—	—	—	—
NET ASSETS	$158,176,070	$11,769,092	$15,548,941	$58,910,018	$64,430,338	$54,414,141
NUMBER OF SHARES OUTSTANDING (Note 4)	116,172,422	11,846,378	17,855,731	71,323,693	82,084,249	71,526,475
NET ASSET VALUES, offering and redemption price per share	$1.36	$0.99	$0.87	$0.83	$0.78	$0.76
COMPONENTS OF NET ASSETS:
Paid-in capital	$191,100,256	$11,095,552	$15,481,098	$59,046,104	$65,325,877	$54,382,718
Accumulated undistributed net investment income (loss)	6,036,150	261,549	—	—	—	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(37,903,760)	(152,093)	(922,013)	(2,302,954)	(1,761,138)	(874,572)
Net unrealized appreciation (depreciation) of investments and futures contracts	(1,056,576)	564,084	989,856	2,166,868	865,599	905,995
NET ASSETS	$158,176,070	$11,769,092	$15,548,941	$58,910,018	$64,430,338	$54,414,141

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2010 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value
(Cost: Retirement 2030 Fund — $43,598,387
Retirement 2035 Fund — $33,232,605
Retirement 2040 Fund — $28,619,970
Retirement 2045 Fund — $32,133,076
Conservative Allocation Fund — $38,480,770
Moderate Allocation Fund — $135,946,730
Aggressive Allocation Fund — $130,758,296
Money Market Fund — $111,991,243
Mid-Term Bond Fund — $247,989,863
Bond Fund — $520,434,937)
(Notes 1 and 3)	$44,317,003	$33,637,468	$29,081,355	$33,000,857	$40,381,679
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Other assets	—	—	—	—	—
TOTAL ASSETS	44,317,003	33,637,468	29,081,355	33,000,857	40,381,679
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$44,317,003	$33,637,468	$29,081,355	$33,000,857	$40,381,679
NUMBER OF SHARES OUTSTANDING (Note 4)	59,214,143	46,411,609	40,565,143	46,325,400	39,689,026
NET ASSET VALUES, offering and redemption price per share	$0.75	$0.72	$0.72	$0.71	$1.02
COMPONENTS OF NET ASSETS:
Paid-in capital	$44,418,318	$33,776,309	$28,948,173	$32,524,368	$40,017,681
Accumulated undistributed net investment income (loss)	—	—	—	—	1,382
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(819,931)	(543,704)	(328,203)	(391,292)	(1,538,293)
Net unrealized appreciation (depreciation) of investments and futures contracts	718,616	404,863	461,385	867,781	1,900,909
NET ASSETS	$44,317,003	$33,637,468	$29,081,355	$33,000,857	$40,381,679

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value
(Cost: Retirement 2030 Fund — $43,598,387
Retirement 2035 Fund — $33,232,605
Retirement 2040 Fund — $28,619,970
Retirement 2045 Fund — $32,133,076
Conservative Allocation Fund — $38,480,770
Moderate Allocation Fund — $135,946,730
Aggressive Allocation Fund — $130,758,296
Money Market Fund — $111,991,243
Mid-Term Bond Fund — $247,989,863
Bond Fund — $520,434,937)
(Notes 1 and 3)	$135,109,579	$120,859,176	$111,991,129	$262,682,170	$547,095,889
Cash	—	—	2,360	5,414	75
Interest and dividends receivable	—	—	—	2,550,647	4,133,114
Receivable for securities sold	—	—	—	64	11,818,192
Other assets	—	—	—	—	—
TOTAL ASSETS	135,109,579	120,859,176	111,993,489	265,238,295	563,047,270
LIABILITIES:
Payable for securities purchased	—	—	—	—	16,185,548
Payable for daily variation margin on future contracts	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	16,185,548
NET ASSETS	$135,109,579	$120,859,176	$111,993,489	$265,238,295	$546,861,722
NUMBER OF SHARES OUTSTANDING (Note 4)	130,104,036	115,683,316	92,917,941	252,136,227	398,492,396
NET ASSET VALUES, offering and redemption price per share	$1.04	$1.04	$1.21	$1.05	$1.37
COMPONENTS OF NET ASSETS:
Paid-in capital	$141,326,866	$135,237,347	$111,994,163	$245,786,572	$535,641,240
Accumulated undistributed net investment income (loss)	—	323,630	—	4,637,945	10,248,543
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(5,380,136)	(4,802,681)	(560)	121,471	(25,689,013)
Net unrealized appreciation (depreciation) of investments and futures contracts	(837,151)	(9,899,120)	(114)	14,692,307	26,660,952
NET ASSETS	$135,109,579	$120,859,176	$111,993,489	$265,238,295	$546,861,722

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$7,514,506	$2,173,346	$1,894,353	$524,102	$427,498	$2,725,895	$5,980
Interest	18,747	5,292	6,111	7,841	1,335	14,404	10
Total income	7,533,253	2,178,638	1,900,464	531,943	428,833	2,740,299	5,990
EXPENSES:
Investment advisory fees (Note 2)	295,458	512,296	824,596	796,325	117,683	151,441	13,884
Accounting and recordkeeping expenses	197,840	54,745	50,996	47,417	9,994	94,186	8,248
Shareholders reports	75,946	21,015	19,576	18,202	3,836	36,156	3,166
Custodian expenses	19,630	37,171	7,498	11,395	3,408	20,757	2,439
Independent directors' fees and expenses	9,865	8,396	9,112	8,775	1,210	9,163	999
Audit	52,231	14,453	13,463	12,519	2,638	24,866	2,178
Legal and Compliance	89,614	24,797	23,099	21,478	4,527	42,663	3,736
Administrative	187,979	52,016	48,454	45,054	9,496	89,492	7,837
Licenses	24,279	6,718	6,258	5,819	1,226	11,559	1,012
Other	31,801	8,800	8,197	7,622	1,606	15,140	1,326
Total expenses	984,643	740,407	1,011,249	974,606	155,624	495,423	44,825
Net Investment Income (Loss)	6,548,610	1,438,231	889,215	(442,663)	273,209	2,244,876	(38,835)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	3,102,078	1,881,127	2,328,537	8,204,941	(67,947)	6,170,897	(14,708)
Futures contracts	(276,319)	34,867	—	—	—	1,321,757	—
	2,825,759	1,915,994	2,328,537	8,204,941	(67,947)	7,492,654	(14,708)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(61,980,734)	(15,195,040)	1,329,200	(6,974,881)	(1,505,440)	(15,050,872)	(6,117,262)
Futures contracts	(2,078,477)	(463,898)	—	—	—	(2,674,924)	—
	(64,059,211)	(15,658,938)	1,329,200	(6,974,881)	(1,505,440)	(17,725,796)	(6,117,262)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(61,233,452)	(13,742,944)	3,657,737	1,230,060	(1,573,387)	(10,233,142)	(6,131,970)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,684,842)	$(12,304,713)	$4,546,952	$787,397	$(1,300,178)	$(7,988,266)	$(6,170,805)

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$847,470	$—		$—		$—	$—	$—
Interest	1,499,619	—		—		—	—	—
Total income	2,347,089	—		—		—	—	—
EXPENSES:
Investment advisory fees (Note 2)	330,682	2,565	(a)	3,855	(a)	13,079 (a)	14,545 (a)	12,514 (a)
Accounting and recordkeeping expenses	36,580	—		—		—	—	—
Shareholders reports	14,042	—		—		—	—	—
Custodian expenses	16,564	—		—		—	—	—
Independent directors' fees and expenses	8,686	—		—		—	—	—
Audit	9,657	—		—		—	—	—
Legal and Compliance	16,569	—		—		—	—	—
Administrative	34,757	—		—		—	—	—
Licenses	4,489	—		—		—	—	—
Other	5,880	—		—		—	—	—
Total expenses	477,906	2,565		3,855		13,079	14,545	12,514
Net Investment Income (Loss)	1,869,183	(2,565)		(3,855)		(13,079)	(14,545)	(12,514)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	1,760,101	87,940		28,016		(97,442)	(38,031)	(86,277)
Futures contracts	—	—		—		—	—	—
	1,760,101	87,940		28,016		(97,442)	(38,031)	(86,277)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,442,999)	120,692		17,618		(823,456)	(1,472,537)	(1,800,762)
Futures contracts	—	—		—		—	—	—
	(6,442,999)	120,692		17,618		(823,456)	(1,472,537)	(1,800,762)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(4,682,898)	208,632		45,634		(920,898)	(1,510,568)	(1,887,039)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,813,715)	$206,067		$41,779		$(933,977)	$(1,525,113)	$(1,899,553)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2010 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	—	—	—	—	—
Total income	—	—	—	—	—
EXPENSES:
Investment advisory fees (Note 2)	10,206 (a)	7,806 (a)	6,680 (a)	7,487 (a)	— (a)
Accounting and recordkeeping expenses	—	—	—	—	—
Shareholders reports	—	—	—	—	—
Custodian expenses	—	—	—	—	—
Independent directors' fees and expenses	—	—	—	—	—
Audit	—	—	—	—	—
Legal and Compliance	—	—	—	—	—
Administrative	—	—	—	—	—
Licenses	—	—	—	—	—
Other	—	—	—	—	—
Total expenses	10,206	7,806	6,680	7,487	—
Net Investment Income (Loss)	(10,206)	(7,806)	(6,680)	(7,487)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(31,048)	(77,141)	(15,612)	(24,880)	(86,691)
Futures contracts	—	—	—	—	—
	(31,048)	(77,141)	(15,612)	(24,880)	(86,691)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,735,375)	(1,529,465)	(1,405,603)	(1,584,312)	1,096,991
Futures contracts	—	—	—	—	—
	(1,735,375)	(1,529,465)	(1,405,603)	(1,584,312)	1,096,991
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(1,766,423)	(1,606,606)	(1,421,215)	(1,609,192)	1,010,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,776,629)	$(1,614,412)	$(1,427,895)	$(1,616,679)	$1,010,300

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	—	—	85,077	5,362,417	11,548,909
Total income	—	—	85,077	5,362,417	11,548,909
EXPENSES:
Investment advisory fees (Note 2)	— (a)	— (a)	86,113	493,635	1,024,783
Accounting and recordkeeping expenses	—	—	26,132	58,347	123,950
Shareholders reports	—	—	10,032	22,398	47,581
Custodian expenses	—	—	7,777	7,117	15,422
Independent directors' fees and expenses	—	—	8,930	9,276	9,492
Audit	—	—	6,899	15,404	32,724
Legal and Compliance	—	—	11,837	26,429	56,145
Administrative	—	—	24,830	55,438	117,772
Licenses	—	—	3,207	7,160	15,211
Other	—	—	4,201	9,379	19,924
Total expenses	—	—	189,958	704,583	1,463,004
Net Investment Income (Loss)	—	—	(104,881)	4,657,834	10,085,905
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(258,234)	(189,759)	1,682	121,471	1,467,820
Futures contracts	—	—	—	—	—
	(258,234)	(189,759)	1,682	121,471	1,467,820
Change in net unrealized appreciation (depreciation) of:
Investment securities	547,629	(2,037,198)	(3,776)	9,141,175	17,949,028
Futures contracts	—	—	—	—	—
	547,629	(2,037,198)	(3,776)	9,141,175	17,949,028
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	289,395	(2,226,957)	(2,094)	9,262,646	19,416,848
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$289,395	$(2,226,957)	$(106,975)	$13,920,480	$29,502,753

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$6,548,610	$12,288,697	$1,438,231	$3,264,755	$889,215	$2,194,931
Net realized gain (loss) on investments and futures contracts	2,825,759	4,103,447	1,915,994	(11,683,827)	2,328,537	(11,306,654)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(64,059,211)	142,086,168	(15,658,938)	60,682,745	1,329,200	55,219,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(54,684,842)	158,478,312	(12,304,713)	52,263,673	4,546,952	46,108,206
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(12,136,940)	—	(4,552,237)	—	(2,026,043)
From capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(147,499)
Total distributions	—	(12,136,940)	—	(4,552,237)	—	(2,173,542)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	92,770,132	131,586,187	16,063,658	16,036,349	28,696,827	25,084,409
Dividends reinvested	—	12,136,940	—	4,552,237	—	2,173,542
Cost of shares redeemed	(68,156,806)	(67,614,289)	(24,483,500)	(33,884,392)	(18,370,548)	(21,139,747)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	24,613,326	76,108,838	(8,419,842)	(13,295,806)	10,326,279	6,118,204
INCREASE (DECREASE) IN NET ASSETS	(30,071,516)	222,450,210	(20,724,555)	34,415,630	14,873,231	50,052,868
NET ASSETS, BEGINNING OF PERIOD	767,635,043	545,184,833	255,921,367	221,505,737	205,384,414	155,331,546
NET ASSETS, END OF PERIOD	$737,563,527	$767,635,043	$235,196,812	$255,921,367	$220,257,645	$205,384,414
OTHER INFORMATION:
Shares outstanding at the beginning of period	418,006,160	368,420,865	180,351,927	191,846,309	214,817,947	207,820,402
Shares sold	49,556,055	84,333,429	10,990,262	12,431,453	27,965,973	29,873,198
Shares issued as reinvestment of dividends	—	6,714,675	—	3,592,572	—	2,273,375
Shares redeemed	(36,624,276)	(41,462,809)	(16,756,071)	(27,518,407)	(18,189,668)	(25,149,028)
Net increase (decrease)	12,931,779	49,585,295	(5,765,809)	(11,494,382)	9,776,305	6,997,545
Shares outstanding at the end of period	430,937,939	418,006,160	174,586,118	180,351,927	224,594,252	214,817,947

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(442,663)	$(413,891)	$273,209	$526,629	$2,244,876	$4,161,060
Net realized gain (loss) on investments and futures contracts	8,204,941	(13,320,386)	(67,947)	(1,261,680)	7,492,654	5,939,815
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(6,974,881)	55,426,844	(1,505,440)	8,845,477	(17,725,796)	88,357,146
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	787,397	41,692,567	(1,300,178)	8,110,426	(7,988,266)	98,458,021
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(505,962)	—	(3,808,316)
From capital gains	—	—	—	—	—	(3,411,479)
Return of capital	—	—	—	(20,110)	—	—
Total distributions	—	—	—	(526,072)	—	(7,219,795)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	35,874,123	24,697,625	7,038,348	8,799,815	63,160,241	76,415,175
Dividends reinvested	—	—	—	526,072	—	7,219,795
Cost of shares redeemed	(20,906,553)	(19,424,850)	(4,844,624)	(4,851,635)	(42,223,465)	(45,195,352)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	14,967,570	5,272,775	2,193,724	4,474,252	20,936,776	38,439,618
INCREASE (DECREASE) IN NET ASSETS	15,754,967	46,965,342	893,546	12,058,606	12,948,510	129,677,844
NET ASSETS, BEGINNING OF PERIOD	193,896,096	146,930,754	41,972,596	29,913,990	377,202,480	247,524,636
NET ASSETS, END OF PERIOD	$209,651,063	$193,896,096	$42,866,142	$41,972,596	$390,150,990	$377,202,480
OTHER INFORMATION:
Shares outstanding at the beginning of period	217,012,966	209,988,389	42,960,517	37,860,539	304,220,329	267,560,565
Shares sold	37,198,598	32,071,799	6,926,928	10,252,180	47,688,085	72,282,216
Shares issued as reinvestment of dividends	—	—	—	547,291	—	5,908,130
Shares redeemed	(21,979,612)	(25,047,222)	(4,770,827)	(5,699,493)	(32,322,680)	(41,530,582)
Net increase (decrease)	15,218,986	7,024,577	2,156,101	5,099,978	15,365,405	36,659,764
Shares outstanding at the end of period	232,231,952	217,012,966	45,116,618	42,960,517	319,585,734	304,220,329

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(38,835)	$713,204	$1,869,183	$4,167,446	$(2,565)	$258,621
Net realized gain (loss) on investments and futures contracts	(14,708)	(784,240)	1,760,101	(9,692,893)	87,940	(157,075)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(6,117,262)	5,728,205	(6,442,999)	31,508,207	120,692	808,383
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,170,805)	5,657,169	(2,813,715)	25,982,760	206,067	909,929
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(716,989)	—	(4,490,474)	—	(3,557)
From capital gains	—	—	—	—	—	—
Return of capital	—	(279,706)	—	—	—	—
Total distributions	—	(996,695)	—	(4,490,474)	—	(3,557)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	12,451,336	18,501,183	10,385,472	14,470,419	4,888,958	7,251,235
Dividends reinvested	286,841	709,854	—	4,490,474	—	3,557
Cost of shares redeemed	(1,400,412)	(3,070,256)	(15,376,783)	(24,597,867)	(2,170,377)	(2,833,653)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	11,337,765	16,140,781	(4,991,311)	(5,636,974)	2,718,581	4,421,139
INCREASE (DECREASE) IN NET ASSETS	5,166,960	20,801,255	(7,805,026)	15,855,312	2,924,648	5,327,511
NET ASSETS, BEGINNING OF PERIOD	33,088,497	12,287,242	165,981,096	150,125,784	8,844,444	3,516,933
NET ASSETS, END OF PERIOD	$38,255,457	$33,088,497	$158,176,070	$165,981,096	$11,769,092	$8,844,444
OTHER INFORMATION:
Shares outstanding at the beginning of period	49,223,378	22,203,777	119,708,439	124,623,815	9,122,224	4,214,590
Shares sold	19,365,511	31,104,990	7,332,639	10,926,433	4,907,256	8,003,583
Shares issued as reinvestment of dividends	—	1,055,262	—	3,492,246	—	3,866
Shares redeemed	(2,500,364)	(5,140,651)	(10,868,656)	(19,334,055)	(2,183,102)	(3,099,815)
Net increase (decrease)	16,865,147	27,019,601	(3,536,017)	(4,915,376)	2,724,154	4,907,634
Shares outstanding at the end of period	66,088,525	49,223,378	116,172,422	119,708,439	11,846,378	9,122,224

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(3,855)	$375,141	$(13,079)	$1,051,835	$(14,545)	$1,125,171
Net realized gain (loss) on investments and futures contracts	28,016	(728,238)	(97,442)	(1,816,017)	(38,031)	(1,349,890)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	17,618	2,346,843	(823,456)	7,126,794	(1,472,537)	7,322,355
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,779	1,993,746	(933,977)	6,362,612	(1,525,113)	7,097,636
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(347,066)	—	(974,899)	—	(1,093,278)
From capital gains	—	(51,151)	—	(108,474)	—	(120,898)
Return of capital	—	(16,645)	—	(54,360)	—	(978)
Total distributions	—	(414,862)	—	(1,137,733)	—	(1,215,154)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	4,242,369	8,873,325	21,553,994	27,583,963	23,029,323	29,189,086
Dividends reinvested	—	414,862	—	1,137,733	—	1,215,154
Cost of shares redeemed	(3,352,419)	(4,524,564)	(5,769,233)	(9,904,433)	(6,757,329)	(7,289,009)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	889,950	4,763,623	15,784,761	18,817,263	16,271,994	23,115,231
INCREASE (DECREASE) IN NET ASSETS	931,729	6,342,507	14,850,784	24,042,142	14,746,881	28,997,713
NET ASSETS, BEGINNING OF PERIOD	14,617,212	8,274,705	44,059,234	20,017,092	49,683,457	20,685,744
NET ASSETS, END OF PERIOD	$15,548,941	$14,617,212	$58,910,018	$44,059,234	$64,430,338	$49,683,457
OTHER INFORMATION:
Shares outstanding at the beginning of period	16,871,361	11,114,476	52,963,259	28,429,170	62,378,472	31,210,997
Shares sold	4,744,877	10,809,241	25,167,570	35,584,981	27,968,386	39,377,766
Shares issued as reinvestment of dividends	—	479,268	—	1,367,660	—	1,525,648
Shares redeemed	(3,760,507)	(5,531,624)	(6,807,136)	(12,418,552)	(8,262,609)	(9,735,939)
Net increase (decrease)	984,370	5,756,885	18,360,434	24,534,089	19,705,777	31,167,475
Shares outstanding at the end of period	17,855,731	16,871,361	71,323,693	52,963,259	82,084,249	62,378,472

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(12,514)	$828,472	$(10,206)	$628,195	$(7,806)	$435,797
Net realized gain (loss) on investments and futures contracts	(86,277)	(653,965)	(31,048)	(560,617)	(77,141)	(361,974)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,800,762)	6,341,369	(1,735,375)	5,503,915	(1,529,465)	4,419,064
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,899,553)	6,515,876	(1,776,629)	5,571,493	(1,614,412)	4,492,887
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(801,582)	—	(603,408)	—	(417,357)
From capital gains	—	(88,070)	—	(74,035)	—	(67,653)
Return of capital	—	(5,210)	—	(3,475)	—	(340)
Total distributions	—	(894,862)	—	(680,918)	—	(485,350)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	20,318,857	25,813,392	15,470,175	21,345,134	12,000,286	16,136,587
Dividends reinvested	—	894,862	—	680,918	—	485,350
Cost of shares redeemed	(5,992,623)	(5,164,202)	(4,109,671)	(3,844,922)	(3,721,818)	(2,437,002)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	14,326,234	21,544,052	11,360,504	18,181,130	8,278,468	14,184,935
INCREASE (DECREASE) IN NET ASSETS	12,426,681	27,165,066	9,583,875	23,071,705	6,664,056	18,192,472
NET ASSETS, BEGINNING OF PERIOD	41,987,460	14,822,394	34,733,128	11,661,423	26,973,412	8,780,940
NET ASSETS, END OF PERIOD	$54,414,141	$41,987,460	$44,317,003	$34,733,128	$33,637,468	$26,973,412
OTHER INFORMATION:
Shares outstanding at the beginning of period	53,840,361	23,272,827	45,047,756	18,754,328	35,870,616	14,569,870
Shares sold	25,207,908	36,321,906	19,402,076	30,770,820	15,415,923	24,116,768
Shares issued as reinvestment of dividends	—	1,147,478	—	883,129	—	645,443
Shares redeemed	(7,521,794)	(6,901,850)	(5,235,689)	(5,360,521)	(4,874,930)	(3,461,465)
Net increase (decrease)	17,686,114	30,567,534	14,166,387	26,293,428	10,540,993	21,300,746
Shares outstanding at the end of period	71,526,475	53,840,361	59,214,143	45,047,756	46,411,609	35,870,616

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(6,680)	$348,130	$(7,487)	$377,502	$—	$1,243,150
Net realized gain (loss) on investments and futures contracts	(15,612)	(204,541)	(24,880)	(290,738)	(86,691)	(890,826)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,405,603)	3,622,433	(1,584,312)	4,235,532	1,096,991	4,033,599
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,427,895)	3,766,022	(1,616,679)	4,322,296	1,010,300	4,385,923
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(333,402)	—	(362,960)	—	(1,243,401)
From capital gains	—	(61,213)	—	(57,107)	—	(186,851)
Return of capital	—	(131)	—	(1,040)	—	—
Total distributions	—	(394,746)	—	(421,107)	—	(1,430,252)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	10,449,211	14,505,770	10,811,994	16,895,737	8,958,668	15,100,574
Dividends reinvested	—	394,746	—	421,107	—	1,430,252
Cost of shares redeemed	(2,498,820)	(1,913,635)	(1,173,699)	(3,096,986)	(7,708,176)	(4,970,278)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	7,950,391	12,986,881	9,638,295	14,219,858	1,250,492	11,560,548
INCREASE (DECREASE) IN NET ASSETS	6,522,496	16,358,157	8,021,616	18,121,047	2,260,792	14,516,219
NET ASSETS, BEGINNING OF PERIOD	22,558,859	6,200,702	24,979,241	6,858,194	38,120,887	23,604,668
NET ASSETS, END OF PERIOD	$29,081,355	$22,558,859	$33,000,857	$24,979,241	$40,381,679	$38,120,887
OTHER INFORMATION:
Shares outstanding at the beginning of period	30,313,753	10,465,972	33,773,391	11,628,887	38,492,999	26,598,668
Shares sold	13,542,012	22,008,340	14,095,792	25,962,595	8,827,210	15,596,065
Shares issued as reinvestment of dividends	—	530,445	—	569,361	—	1,444,239
Shares redeemed	(3,290,622)	(2,691,004)	(1,543,783)	(4,387,452)	(7,631,183)	(5,145,973)
Net increase (decrease)	10,251,390	19,847,781	12,552,009	22,144,504	1,196,027	11,894,331
Shares outstanding at the end of period	40,565,143	30,313,753	46,325,400	33,773,391	39,689,026	38,492,999

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$—	$3,314,581	$—	$2,280,953	$(104,881)	$(60,152)
Net realized gain (loss) on investments and futures contracts	(258,234)	(3,867,311)	(189,759)	(3,407,174)	1,682	(2,242)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	547,629	21,155,502	(2,037,198)	23,875,879	(3,776)	(45,827)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	289,395	20,602,772	(2,226,957)	22,749,658	(106,975)	(108,221)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(3,071,232)	—	(1,924,987)	—	(85,964)
From capital gains	—	(369,648)	—	(180,100)	—	(17,483)
Return of capital	—	(105,339)	—	—	—	—
Total distributions	—	(3,546,219)	—	(2,105,087)	—	(103,447)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	23,186,105	30,015,339	19,819,124	24,420,545	17,981,259	34,613,637
Dividends reinvested	—	3,546,219	—	2,105,087	—	103,447
Cost of shares redeemed	(13,652,133)	(14,837,161)	(13,301,905)	(11,849,411)	(24,617,862)	(116,758,031)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	9,533,972	18,724,397	6,517,219	14,676,221	(6,636,603)	(82,040,947)
INCREASE (DECREASE) IN NET ASSETS	9,823,367	35,780,950	4,290,262	35,320,792	(6,743,578)	(82,252,615)
NET ASSETS, BEGINNING OF PERIOD	125,286,212	89,505,262	116,568,914	81,248,122	118,737,067	200,989,682
NET ASSETS, END OF PERIOD	$135,109,579	$125,286,212	$120,859,176	$116,568,914	$111,993,489	$118,737,067
OTHER INFORMATION:
Shares outstanding at the beginning of period	121,209,452	102,039,836	109,796,967	94,418,460	98,421,821	166,343,903
Shares sold	21,759,576	30,987,848	18,059,949	25,537,227	14,911,689	28,648,847
Shares issued as reinvestment of dividends	—	3,431,162	—	1,982,795	—	89,884
Shares redeemed	(12,864,992)	(15,249,394)	(12,173,600)	(12,141,515)	(20,415,569)	(96,660,813)
Net increase (decrease)	8,894,584	19,169,616	5,886,349	15,378,507	(5,503,880)	(67,922,082)
Shares outstanding at the end of period	130,104,036	121,209,452	115,683,316	109,796,967	92,917,941	98,421,821

The accompanying notes are an integral part of these financial statements.

	Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$4,657,834	$8,603,484	$10,085,905	$19,131,665
Net realized gain (loss) on investments and futures contracts	121,471	2,884,973	1,467,820	(3,299,948)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	9,141,175	10,061,760	17,949,028	38,771,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,920,480	21,550,217	29,502,753	54,603,681
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(8,815,591)	—	(19,172,093)
From capital gains	—	(2,092,181)	—	—
Return of capital	—	—	—	—
Total distributions	—	(10,907,772)	—	(19,172,093)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	44,545,557	61,709,976	75,987,839	118,066,876
Dividends reinvested	—	10,907,772	—	19,172,093
Cost of shares redeemed	(27,650,190)	(32,257,019)	(46,255,709)	(57,145,127)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	16,895,367	40,360,729	29,732,130	80,093,842
INCREASE (DECREASE) IN NET ASSETS	30,815,847	51,003,174	59,234,883	115,525,430
NET ASSETS, BEGINNING OF PERIOD	234,422,448	183,419,274	487,626,839	372,101,409
NET ASSETS, END OF PERIOD	$265,238,295	$234,422,448	$546,861,722	$487,626,839
OTHER INFORMATION:
Shares outstanding at the beginning of period	235,599,737	195,477,588	376,097,392	315,997,008
Shares sold	43,665,345	61,128,118	57,169,491	90,803,181
Shares issued as reinvestment of dividends	—	10,961,345	—	14,786,835
Shares redeemed	(27,128,855)	(31,967,314)	(34,774,487)	(45,489,632)
Net increase (decrease)	16,536,490	40,122,149	22,395,004	60,100,384
Shares outstanding at the end of period	252,136,227	235,599,737	398,492,396	376,097,392

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2010 and the five years ended December 31, 2009 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund							All America Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.84		$1.48	$2.41	$2.38	$2.14	$2.12	$1.42		$1.15	$1.86	$2.00	$1.94	$2.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.03	0.04	0.05	0.04	0.04	0.01		0.02	0.03	0.03	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.15)		0.36	(0.93)	0.07	0.30	0.06	(0.08)		0.28	(0.68)	0.06	0.28	0.06
Total From Investment Operations	(0.13)		0.39	(0.89)	0.12	0.34	0.10	(0.07)		0.30	(0.65)	0.09	0.30	0.07
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)	(0.05)	(0.04)	(0.03)	—		(0.03)	(0.02)	(0.03)	(0.03)	(0.01)
From Capital Gains	—		—	(0.01)	(0.04)	(0.06)	(0.05)	—		—	(0.04)	(0.20)	(0.21)	(0.17)
From Return of Capital	—		—	—	—	—	—	—		—	—	—	—	—
Total Distributions	—		(0.03)	(0.04)	(0.09)	(0.10)	(0.08)	—		(0.03)	(0.06)	(0.23)	(0.24)	(0.18)
Net Asset Value, End of Period	$1.71		$1.84	$1.48	$2.41	$2.38	$2.14	$1.35		$1.42	$1.15	$1.86	$2.00	$1.94
Total Return (%)(b)	(6.78	)(c)	26.13	(37.08)	5.22	15.59	4.81	(5.06	)(c)	25.31	(35.49)	4.27	15.74	3.71
Net Assets, End of Period ($ millions)	738		768	545	816	811	726	235		256	222	389	423	407
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.66	(d)	1.98	2.07	1.82	1.85	1.76	1.12	(d)	1.46	1.64	1.30	1.36	1.17
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	(d)	0.26	0.25	0.20	0.17	0.24	0.58	(d)	0.58	0.56	0.55	0.52	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	(d)	0.26	0.25	0.20	0.14	0.13	0.58	(d)	0.58	0.56	0.55	0.49	0.50
Portfolio Turnover Rate (%)(a)	1.68	(c)	4.29	4.70	4.66	4.91	9.36	13.05	(c)	35.15	31.03	29.24	33.84	48.00

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund
	Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009		2008	2007	2006	2005(e)
Net Asset Value, Beginning of Period	$0.96		$0.75		$1.06	$1.24	$1.07	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.01		0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		0.21		(0.30)	(0.06)	0.18	0.07
Total From Investment Operations	0.02		0.22		(0.29)	(0.05)	0.19	0.08
Less: Dividend Distributions: From Net Investment Income	—		(0.01	)(h)	(0.01)	(0.01)	(0.01)	(0.01)
From Capital Gains	—		—		—	(0.12)	(0.01)	—
From Return of Capital	—		—		(0.01)	—	—	—
Total Distributions	—		(0.01)		(0.02)	(0.13)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.98		$0.96		$0.75	$1.06	$1.24	$1.07
Total Return (%)(b)	2.58	(c)	29.28		(27.76)	(3.99)	17.68	7.61	(c)
Net Assets, End of Period ($ millions)	220		205		155	215	246	34
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.81	(d)	1.30		1.23	0.96	1.42	1.19	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	(d)	0.93		0.92	0.89	0.81	0.96	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.92	(d)	0.93		0.92	0.89	0.80	0.84	(d)
Portfolio Turnover Rate (%)(a)	14.84	(c)	39.03		59.64	55.77	62.55	32.67	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund								Mid Cap Value Fund
	Six Months Ended June 30, 2010		Years Ended December 31,						Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005(e)		(Unaudited)		2009		2008		2007	2006	2005(e)
Net Asset Value, Beginning of Period	$0.89		$0.70	$1.08	$1.19	$1.06	$1.00		$0.98		$0.79		$1.20		$1.21	$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		—	—	—	—	—		0.01		0.01		0.02		0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01		0.19	(0.36)	0.05	0.16	0.06		(0.04)		0.19		(0.41)		(0.01)	0.16	0.06
Total From Investment Operations	0.01		0.19	(0.36)	0.05	0.16	0.06		(0.03)		0.20		(0.39)		0.01	0.17	0.07
Less: Dividend Distributions: From Net Investment Income	—		—	—	—	—	—		—		(0.01	)(h)	(0.02	)(h)	(0.02)	(0.01)	(0.01)
From Capital Gains	—		—	(0.02)	(0.16)	(0.03)	—		—		—		—		—	(0.01)	—
From Return of Capital	—		—	—	—	—	—		—		—		—		—	—	—
Total Distributions	—		—	(0.02)	(0.16)	(0.03)	—		—		(0.01)		(0.02)		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$0.90		$0.89	$0.70	$1.08	$1.19	$1.06		$0.95		$0.98		$0.79		$1.20	$1.21	$1.06
Total Return (%)(b)	1.04	(c)	27.69	(34.37)	4.68	15.14	5.49	(c)	(2.76	)(c)	25.22		(32.64)		0.88	15.93	6.91	(c)
Net Assets, End of Period ($ millions)	210		194	147	223	224	24		43		42		30		40	33	11
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.42	)(d)	(0.26)	(0.16)	(0.26)	(0.20)	0.00	(d)	1.25	(d)	1.57		1.62		1.54	1.69	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	(d)	0.93	0.92	0.89	0.83	0.95	(d)	0.71	(d)	0.73		0.74		0.75	0.70	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.92	(d)	0.93	0.92	0.89	0.81	0.83	(d)	0.71	(d)	0.73		0.74		0.75	0.66	0.62	(d)
Portfolio Turnover Rate (%)(a)	25.50	(c)	94.14	93.16	94.06	85.67	64.38	(c)	5.84	(c)	20.16		33.80		27.24	30.41	14.39	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund							International Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,		Period Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009	2008	2007(g)
Net Asset Value, Beginning of Period	$1.24		$0.93	$1.51	$1.56	$1.53	$1.46	$0.67		$0.55	$0.95	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.01	0.02	0.03	0.02	0.02	—		0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.03)		0.32	(0.56)	0.09	0.14	0.16	(0.09)		0.13	(0.40)	(0.05)
Total From Investment Operations	(0.02)		0.33	(0.54)	0.12	0.16	0.18	(0.09)		0.14	(0.38)	(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.01)	(0.02)	(0.03)	(0.03)	(0.02)	—		(0.01)	(0.02)	(0.02)
From Capital Gains	—		(0.01)	(0.02)	(0.14)	(0.10)	(0.09)	—		—	—	—
From Return of Capital	—		—	—	—	—	—	—		(0.01)	—	—
Total Distributions	—		(0.02)	(0.04)	(0.17)	(0.13)	(0.11)	—		(0.02)	(0.02)	(0.02)
Net Asset Value, End of Period	$1.22		$1.24	$0.93	$1.51	$1.56	$1.53	$0.58		$0.67	$0.55	$0.95
Total Return (%)(b)	(1.54	)(c)	36.69	(36.31)	7.74	10.10	12.50	(13.94	)(c)	25.22	(40.06)	(2.93	)(c)
Net Assets, End of Period ($ millions)	390		377	248	379	357	358	38		33	12	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.11	(d)	1.41	1.47	1.52	1.40	1.37	(0.21	)(d)	3.45	5.17	3.38	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	(d)	0.26	0.25	0.22	0.17	0.25	0.24	(d)	0.25	0.20	0.22	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	(d)	0.26	0.25	0.22	0.14	0.13	0.24	(d)	0.25	0.20	0.22	(d)
Portfolio Turnover Rate (%)(a)	6.15	(c)	15.41	22.66	20.53	16.02	18.65	0.11	(c)	4.95	0.00	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund							Retirement Income Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,		Period Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009	2008	2007(g)
Net Asset Value, Beginning of Period	$1.39		$1.20	$1.60	$1.55	$1.43	$1.46	$0.97		$0.83	$0.96	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.04	0.04	0.05	0.05	0.04	(0.01)		0.03	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.05)		0.19	(0.40)	0.05	0.11	(0.03)	0.03		0.11	(0.13)	(0.04)
Total From Investment Operations	(0.03)		0.23	(0.36)	0.10	0.16	0.01	0.02		0.14	(0.10)	—
Less: Dividend Distributions: From Net Investment Income	—		(0.04)	(0.04)	(0.05)	(0.04)	(0.04)	—		—	(0.03)	(0.03)
From Capital Gains	—		—	—	—	—	—	—		—	—	(0.01)
Total Distributions	—		(0.04)	(0.04)	(0.05)	(0.04)	(0.04)	—		—	(0.03)	(0.04)
Net Asset Value, End of Period	$1.36		$1.39	$1.20	$1.60	$1.55	$1.43	$0.99		$0.97	$0.83	$0.96
Total Return (%)(b)	(1.77	)(c)	18.45	(22.51)	6.69	10.80	0.96	2.47	(c)	16.25	(9.61)	0.07	(c)
Net Assets, End of Period ($ millions)	158		166	150	220	229	232	12		9	4	1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.26	(d)	2.74	3.01	2.72	2.70	2.48	(0.05	)(d)	4.39	5.42	6.12	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.58	(d)	0.58	0.57	0.55	0.52	0.63	0.05	(d)	0.05	0.05	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.58	(d)	0.58	0.57	0.55	0.48	0.50	0.05	(d)	0.05	0.05	0.05	(d)
Portfolio Turnover Rate (%)(a)	21.94	(c)	31.73	37.98	24.95	26.77	93.84	10.13	(c)	35.31	82.92	14.38	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund							2015 Retirement Fund								2020 Retirement Fund
	Six Months Ended June 30, 2010		Years Ended December 31,			Period Ended December 31,		Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,		Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,
	(Unaudited)		2009		2008	2007(g)		(Unaudited)		2009		2008		2007(g)		(Unaudited)		2009		2008		2007(g)
Net Asset Value, Beginning of Period	$0.87		$0.74		$0.94	$0.99		$0.83		$0.70		$0.92		$0.98		$0.80		$0.66		$0.91		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02		0.03	0.03		—		0.02		0.03		0.03		—		0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—		0.13		(0.20)	(0.03)		—		0.13		(0.22)		(0.04)		(0.02)		0.14		(0.25)		(0.04)
Total From Investment Operations	—		0.15		(0.17)	—		—		0.15		(0.19)		(0.01)		(0.02)		0.16		(0.23)		(0.02)
Less: Dividend Distributions: From Net Investment Income	—		(0.02	)(h)	(0.03)	(0.03)		—		(0.02	)(h)	(0.03	)(h)	(0.03)		—		(0.02	)(h)	(0.02	)(h)	(0.02)
From Capital Gains	—		—		—	(0.02)		—		—		—		(0.02)		—		—		—		(0.02)
Total Distributions	—		(0.02)		(0.03)	(0.05)		—		(0.02)		(0.03)		(0.05)		—		(0.02)		(0.02)		(0.04)
Net Asset Value, End of Period	$0.87		$0.87		$0.74	$0.94		$0.83		$0.83		$0.70		$0.92		$0.78		$0.80		$0.66		$0.91
Total Return (%)(b)	0.53	(c)	19.79		(17.45)	(0.68	)(c)	(0.72	)(c)	21.27		(21.01)		(1.18	)(c)	(1.46	)(c)	23.18		(24.81)		(1.54	)(c)
Net Assets, End of Period ($ millions)	16		15		8	2		59		44		20		5		64		50		21		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	3.51		5.36	5.28	(c)	(0.05	)(d)	3.45		4.65		5.39	(c)	(0.05	)(d)	3.61		4.73		5.29	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.05	0.04	(d)	0.05	(d)	0.05		0.05		0.04	(d)	0.05	(d)	0.05		0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.05	0.04	(d)	0.05	(d)	0.05		0.05		0.04	(d)	0.05	(d)	0.05		0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	12.40	(c)	38.17		32.37	32.49	(c)	1.70	(c)	26.96		21.47		2.79	(c)	0.70	(c)	13.70		14.74		2.51	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund								2030 Retirement Fund								2035 Retirement Fund
	Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,		Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,		Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,
	(Unaudited)		2009		2008		2007(g)		(Unaudited)		2009		2008		2007(g)		(Unaudited)		2009		2008		2007(g)
Net Asset Value, Beginning of Period	$0.78		$0.64		$0.92		$0.99		$0.77		$0.62		$0.92		$0.99		$0.75		$0.60		$0.92		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02		0.02		0.02		—		0.01		0.02		0.02		—		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.02)		0.14		(0.28)		(0.04)		(0.02)		0.15		(0.30)		(0.04)		(0.03)		0.15		(0.32)		(0.05)
Total From Investment Operations	(0.02)		0.16		(0.26)		(0.02)		(0.02)		0.16		(0.28)		(0.02)		(0.03)		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.02	)(h)	(0.02	)(h)	(0.02)		—		(0.01	)(h)	(0.02	)(h)	(0.02)		—		(0.01	)(h)	(0.02	)(h)	(0.02)
From Capital Gains	—		—		—		(0.03)		—		—		—		(0.03)		—		—		—		(0.03)
Total Distributions	—		(0.02)		(0.02)		(0.05)		—		(0.01)		(0.02)		(0.05)		—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.76		$0.78		$0.64		$0.92		$0.75		$0.77		$0.62		$0.92		$0.72		$0.75		$0.60		$0.92
Total Return (%)(b)	(2.45	)(c)	25.10		(28.32)		(1.95	)(c)	(2.94	)(c)	26.47		(29.95)		(2.22	)(c)	(3.62	)(c)	27.05		(32.53)		(2.54	)(c)
Net Assets, End of Period ($ millions)	54		42		15		2		44		35		12		2		34		27		9		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	3.25		5.06		4.48	(c)	(0.05	)(d)	3.07		4.61		4.82	(c)	(0.05	)(d)	2.74		4.21		3.76	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.05		0.04	(d)	0.05	(d)	0.05		0.05		0.05	(d)	0.05	(d)	0.05		0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.05		0.04	(d)	0.05	(d)	0.05		0.05		0.05	(d)	0.05	(d)	0.05		0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	1.91	(c)	9.21		10.06		0.28	(c)	0.52	(c)	8.96		12.34		4.11	(c)	1.18	(c)	6.27		7.62		0.71	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund								2045 Retirement Fund
	Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,		Six Months Ended June 30, 2010		Years Ended December 31,				Period Ended December 31,
	(Unaudited)		2009		2008		2007(g)		(Unaudited)		2009		2008		2007(g)
Net Asset Value, Beginning of Period	$0.74		$0.59		$0.91		$0.99		$0.74		$0.59		$0.91		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.01		0.02		0.02		—		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.02)		0.15		(0.32)		(0.05)		(0.03)		0.15		(0.32)		(0.05)
Total From Investment Operations	(0.02)		0.16		(0.30)		(0.03)		(0.03)		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.01	)(h)	(0.02	)(h)	(0.02)		—		(0.01	)(h)	(0.02	)(h)	(0.02)
From Capital Gains	—		—		—		(0.03)		—		—		—		(0.03)
Total Distributions	—		(0.01)		(0.02)		(0.05)		—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.72		$0.74		$0.59		$0.91		$0.71		$0.74		$0.59		$0.91
Total Return (%)(b)	(3.67	)(c)	27.84		(32.75)		(2.68	)(c)	(3.73	)(c)	27.55		(32.90)		(2.79	)(c)
Net Assets, End of Period ($ millions)	29		23		6		1		33		25		7		1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.75		4.20		3.93	(c)	(0.05	)(d)	2.61		4.49		4.17	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.05		0.05	(d)	0.05	(d)	0.05		0.05		0.03	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05		0.05		0.05	(d)	0.05	(d)	0.05		0.05		0.03	(d)
Portfolio Turnover Rate (%)(a)	0.28	(c)	5.79		7.79		1.18	(c)	0.74	(c)	7.87		6.77		6.34	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund							Moderate Allocation Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$0.99		$0.89	$1.03	$1.02	$1.00	$1.02	$1.03		$0.88		$1.14	$1.14	$1.11	$1.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.03	0.04	0.04	0.04	0.03	—		0.03		0.03	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		0.11	(0.14)	0.02	0.03	(0.01)	0.01		0.15		(0.25)	0.03	0.06	0.02
Total From Investment Operations	0.03		0.14	(0.10)	0.06	0.07	0.02	0.01		0.18		(0.22)	0.07	0.09	0.05
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.04)	(0.04)	(0.03)	(0.03)	—		(0.03	)(h)	(0.03)	(0.04)	(0.03)	(0.03)
From Capital Gains	—		(0.01)	—	(0.01)	(0.02)	(0.01)	—		—		(0.01)	(0.03)	(0.03)	(0.02)
Total Distributions	—		(0.04)	(0.04)	(0.05)	(0.05)	(0.04)	—		(0.03)		(0.04)	(0.07)	(0.06)	(0.05)
Net Asset Value, End of Period	$1.02		$0.99	$0.89	$1.03	$1.02	$1.00	$1.04		$1.03		$0.88	$1.14	$1.14	$1.11
Total Return (%)(b)	2.73	(c)	15.94	(10.19)	6.43	6.96	2.30	0.47	(c)	21.27		(19.85)	6.36	9.20	4.35
Net Assets, End of Period ($ millions)	40		38	24	20	13	11	135		125		90	102	76	56
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.00	(d)	4.24	4.04	4.48	4.11	3.39	0.00	(d)	3.22		3.14	3.54	3.30	3.28
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	0.00	(d)	0.00		0.00	0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	0.00	(d)	0.00		0.00	0.00	0.00	0.00
Portfolio Turnover Rate (%)(a)	15.35	(c)	14.24	38.30	13.72	49.05	8.39	8.39	(c)	15.29		25.21	12.35	9.78	14.09

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Aggressive Allocation Fund
	Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008		2007		2006	2005
Net Asset Value, Beginning of Period	$1.06		$0.86	$1.24		$1.27		$1.22	$1.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02	0.02		0.03		0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.02)		0.20	(0.37)		0.04		0.11	0.05
Total From Investment Operations	(0.02)		0.22	(0.35)		0.07		0.14	0.07
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.02	)(h)	(0.04	)(h)	(0.03)	(0.02)
From Capital Gains	—		—	(0.01)		(0.06)		(0.06)	(0.04)
Total Distributions	—		(0.02)	(0.03)		(0.10)		(0.09)	(0.06)
Net Asset Value, End of Period	$1.04		$1.06	$0.86		$1.24		$1.27	$1.22
Total Return (%)(b)	(1.60	)(c)	25.64	(28.20)		5.52		11.87	5.78
Net Assets, End of Period ($ millions)	121		117	81		101		73	48
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.00	(d)	2.44	2.41		2.75		2.82	2.58
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00		0.00		0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00		0.00		0.00	0.00
Portfolio Turnover Rate (%)(a)	6.60	(c)	11.70	20.56		9.14		6.75	14.96

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund							Mid-Term Bond Fund
	Six Months Ended June 30, 2010		Years Ended December 31,					Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.21		$1.21	$1.21	$1.21	$1.20	$1.19	$1.00		$0.94	$0.96	$0.93	$0.92	$0.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		—	0.03	0.05	0.05	0.04	0.02		0.04	0.04	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—		—	—	—	—	—	0.03		0.07	(0.02)	0.03	0.01	(0.02)
Total From Investment Operations	—		—	0.03	0.05	0.05	0.04	0.05		0.11	0.02	0.07	0.04	0.01
Less: Dividend Distributions: From Net Investment Income	—		—	(0.03)	(0.05)	(0.04)	(0.03)	—		(0.04)	(0.04)	(0.04)	(0.03)	(0.03)
From Capital Gains	—		—	—	—	—	—	—		(0.01)	—	—	—	—
Total Distributions	—		—	(0.03)	(0.05)	(0.04)	(0.03)	—		(0.05)	(0.04)	(0.04)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.21		$1.21	$1.21	$1.21	$1.21	$1.20	$1.05		$1.00	$0.94	$0.96	$0.93	$0.92
Total Return (%)(b)	(0.09	)(c)	(0.08)	2.34	5.03	4.89	2.97	5.72	(c)	11.22	1.84	7.22	4.22	0.77
Net Assets, End of Period ($ millions)	112		119	201	312	239	130	265		234	183	122	107	71
Ratio of Net Investment Income to Average Net Assets (%)	(0.18	)(d)	(0.04)	2.38	4.89	4.83	3.05	3.77	(d)	4.16	4.27	4.28	3.88	3.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.33	(d)	0.33	0.32	0.28	0.24	0.38	0.57	(d)	0.58	0.55	0.56	0.50	0.66
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.33	(d)	0.33	0.32	0.28	0.22	0.25	0.57	(d)	0.58	0.55	0.56	0.47	0.50
Portfolio Turnover Rate (%)(a)	N/A		N/A	N/A	N/A	N/A	N/A	6.92	(c)	30.76	34.95	26.78	30.91	21.99

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Six Months Ended June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.30		$1.18	$1.27	$1.26	$1.26	$1.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03		0.05	0.07	0.06	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.12	(0.09)	0.01	—	(0.03)
Total From Investment Operations	0.07		0.17	(0.02)	0.07	0.06	0.03
Less: Dividend Distributions: From Net Investment Income	—		(0.05)	(0.07)	(0.06)	(0.06)	(0.06)
From Capital Gains	—		—	—	—	—	—
Total Distributions	—		(0.05)	(0.07)	(0.06)	(0.06)	(0.06)
Net Asset Value, End of Period	$1.37		$1.30	$1.18	$1.27	$1.26	$1.26
Total Return (%)(b)	5.85	(c)	14.61	(1.75)	5.90	4.79	1.79
Net Assets, End of Period ($ millions)	547		488	372	384	343	369
Ratio of Net Investment Income to Average Net Assets (%)	3.94	(d)	4.62	5.05	4.95	4.84	4.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.57	(d)	0.58	0.56	0.53	0.50	0.61
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.57	(d)	0.58	0.56	0.53	0.47	0.50
Portfolio Turnover Rate (%)(a)	12.74	(c)	46.27	23.76	17.56	19.03	23.27

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2010, there were 23 Funds (collectively, "the Funds"): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007.The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2010, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2010, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value: (See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$709,488,661	—	—		$709,488,661
Short-Term Debt Securities	—	$25,114,282	—		$25,114,282
Temporary Cash Investments	—	$750,000	—		$750,000
	$709,488,661	$25,864,282	—		$735,352,943
All America Fund
Common Stock — Indexed	$127,029,839	—	—		$127,029,839
Common Stock — Active	$98,664,000	—	$962,047	(1)(2)	$99,626,047
Convertible Preferred Stock	—	$90,448	—		$90,448
Short-Term Debt Securities	—	$6,399,632	—		$6,399,632
Temporary Cash Investments	—	$1,974,500	—		$1,974,500
	$225,693,839	$8,464,580	$962,047		$235,120,466
Small Cap Value Fund
Common Stock	$204,411,000	—	$5,564,956	(3)(4)	$209,975,956
Convertible Preferred Stock	—	$692,191	—		$692,191
Short-Term Debt Securities	—	$7,899,748	—		$7,899,748
	$204,411,000	$8,591,939	$5,564,956		$218,567,895
Small Cap Growth Fund
Common Stock	$202,558,953	—	—		$202,558,953
Short-Term Debt Securities	—	$12,359,437	—		$12,359,437
	$202,558,953	$12,359,437	—		$214,918,390
Mid Cap Value Fund
Common Stock	$39,519,524	—	—		$39,519,524
Short-Term Debt Securities	—	$2,999,614	—		$2,999,614
	$39,519,524	$2,999,614	—		$42,519,138
Mid-Cap Equity Index Fund
Common Stock	$364,994,237	—	—		$364,994,237
Short-Term Debt Securities	—	$23,895,937	—		$23,895,937
Temporary Cash Investments	—	$500,000	—		$500,000
	$364,994,237	$24,395,937	—		$389,390,174
International Fund
Common Stock	$37,055,967	—	—		$37,055,967
Composite Fund
Common Stock	$85,728,395	—	—		$85,728,395
U.S. Government Debt	—	$12,791,576	—		$12,791,576
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,434,478	—		$22,434,478
Corporate Long-Term Debt	—	$29,927,264	—		$29,927,264
Short-Term Debt	—	$5,998,679	—		$5,998,679
Temporary Cash Investments	—	$3,670,800	—		$3,670,800
	$85,728,395	$74,822,797	—		$160,551,192
Retirement Income Fund
Common Stock	$11,769,092	—	—		$11,769,092
2010 Retirement Fund
Common Stock	$15,548,941	—	—		$15,548,941
2015 Retirement Fund
Common Stock	$58,910,018	—	—		$58,910,018

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2020 Retirement Fund
Common Stock	$64,430,338	—	—	$64,430,338
2025 Retirement Fund
Common Stock	$54,414,141	—	—	$54,414,141
2030 Retirement Fund
Common Stock	$44,317,003	—	—	$44,317,003
2035 Retirement Fund
Common Stock	$33,637,468	—	—	$33,637,468
2040 Retirement Fund
Common Stock	$29,081,355	—	—	$29,081,355
2045 Retirement Fund
Common Stock	$33,000,857	—	—	$33,000,857
Conservative Allocation Fund
Common Stock	$40,381,679	—	—	$40,381,679
Moderate Allocation Fund
Common Stock	$135,109,579	—	—	$135,109,579
Aggressive Allocation Fund
Common Stock	$120,859,176	—	—	$120,859,176
Money Market Fund
U.S. Government Debt	—	$12,765,205	—	$12,765,205
U.S. Government Agency Short-Term Debt	—	$24,531,345	—	$24,531,345
Commercial Paper	—	$74,694,579	—	$74,694,579
	—	$111,991,129	—	$111,991,129
Mid-Term Bond Fund
U.S. Government Debt	—	$113,361,041	—	$113,361,041
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$2,827,338	—	$2,827,338
U.S. Government Agency Non-Mortgage- Backed Obligations	—	$19,714,668	—	$19,714,668
Corporate Debt	—	$126,039,123	—	$126,039,123
Short-Term Debt	—	$740,000	—	$740,000
	—	$262,682,170	—	$262,682,170
Bond Fund
U.S. Government Debt	—	$140,746,624	—	$140,746,624
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$175,995,701	—	$175,995,701
U.S. Government Agency Non-Mortgage- Backed Obligations	—	$12,364,400	—	$12,364,400
Long-Term Corporate Debt	—	$207,925,694	—	$207,925,694
Sovereign Debt	—	$4,468,053	—	$4,468,053
Short-Term Debt	—	$5,099,817	—	$5,099,817
Temporary Cash Investments	—	$495,600	—	$495,600
	—	$547,095,889	—	$547,095,889
Other Financial Instruments:*
Equity Index Fund	$(1,960,695)	—	—	$(1,960,695)
All America Fund	$(443,783)	—	—	$(443,783)
Mid-Cap Equity Index Fund	$(2,201,934)	—	—	$(2,201,934)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes one security included in "Other Securities" in the Energy section of the active asset segment of the All America Fund portfolio.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

(2)  Includes two securities included in "Other Securities" in the Financials section of the active asset segment of the All America Fund portfolio.

(3)  Includes one security included in "Other Securities" in the Energy section of the Small Cap Value Fund portfolio.

(4)  Includes securities issued by Ellington Financial LLC and NBH Hldgs. Co. included in the Financials section of the Small Cap Value Fund portfolio.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2010
	Balance December 31, 2009	Unrealized Gains (Losses) (a)	Transfers Into Level 3 (b)	Transfers Out of Level 3 (b)	Balance June 30, 2010	Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2010 Included in Statement of Operations
All America Fund	$761,962	$42,035	$158,050	—	$962,047	$42,035
Small Cap Value Fund	$4,471,775	$224,631	$868,550	—	$5,564,956	$224,631

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

(b)  Reflect transfers out of/into Level 2, respectively, depending on the use of calculated fair values as further described under Security Valuation below.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure and requires additional disclosure regarding fair value measurements. The above disclosure reflects the additional requirements of ASU No. 2010-06.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2010, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $104,318,818, $74,013,125 and $23,396,087, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	14%	—	—	4%	25%	22%	10%
2015 Retirement Fund	30%	11%	2%	2%	8%	25%	13%	9%
2020 Retirement Fund	35%	11%	4%	4%	9%	24%	13%	—
2025 Retirement Fund	40%	15%	5%	5%	9%	20%	6%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	12%	13%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income twice a year and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2010, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2010, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2010	$0	$0	$0	$0	$0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	(129,927)
2016	(13,321,436)	(5,569,512)	(23,260,794)	(7,713,215)	(824,120)
2017	0	(16,386,898)	(15,058,092)	(28,341,185)	(1,374,534)
2018	0	0	0	0	(67,947)
Total	$(13,321,436)	$(21,956,410)	$(38,318,886)	$(36,054,400)	$(2,396,528)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2010	$0	$0	$(18,373,465)	$0	$0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	(6,800,156)	0	0
2017	0	(6,700)	(11,795,277)	0	(16,287)
2018	0	(14,708)	0	0	0
Total	$0	$(21,408)	$(36,968,898)	$0	$(16,287)
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2010	$0	$0	$0	$0	$0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	(30,429)	0	0	0	0
2018	0	0	0	0	0
Total	$(30,429)	$0	$0	$0	$0
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2010	$0	$0	$0	$0	$0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	(919,709)
2018	0	0	0	0	(84,043)
Total	$0	$0	$0	$0	$(1,003,752)
Expiring on December 31,	Money Market Fund			Mid-Term Bond Fund	Bond Fund
2010			$0	$0	$0
2011			0	0	(18,470,603)
2012			0	0	(171,798)
2013			0	0	(439,879)
2014			0	0	(3,306,785)
2015			0	0	0
2016			0	0	0
2017			(560)	0	(3,299,948)
2018			0	0	0
Total			$(560)	$0	$(25,689,013)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Funds' assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2010, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$39,563,442	$32,099,302	$42,635,674	$60,913,320	$3,856,117
Proceeds from sales of investments	$12,659,500	$42,043,273	$31,014,893	$51,125,946	$2,395,136
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$40,794,497	$10,305,376	$34,930,884	$3,764,535	$2,802,067
Proceeds from sales of investments	$23,257,571	$39,625	$40,205,184	$1048,520	$1,915,971
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$16,663,625	$16,708,316	$15,261,862	$11,559,151	$8,637,203
Proceeds from sales of investments	$891,943	$406,929	$948,141	$208,853	$366,541
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$8,019,122	$9,848,936	$7,248,764	$20,639,534	$14,568,294
Proceeds from sales of investments	$75,410	$218,128	$5,998,272	$11,105,562	$8,051,076

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$—	$36,330,108	$90,067,181
Proceeds from sales of investments	$—	$16,974,198	$64,749,883

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2010, was $609,334,675; net proceeds from sales for the year were $616,160,866.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2010 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$109,726,877	$23,311,058	$34,294,660	$33,500,499	$3,375,222
Unrealized Depreciation	(142,910,593)	(50,246,386)	(22,948,912)	(13,824,321)	(6,832,076)
Net	$(33,183,716)	$(26,935,328)	$11,345,748	$19,676,178	$(3,456,854)
Tax Cost of Investments	$768,536,659	$262,055,794	$207,222,147	$195,242,212	$45,975,992
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$43,546,839	$0	$9,535,320	$565,175	$1,004,926
Unrealized Depreciation	(60,333,817)	(5,558,966)	(11,526,758)	(251,318)	(920,795)
Net	$(16,786,978)	$(5,558,966)	$(1,991,438)	$313,857	$84,131
Tax Cost of Investments	$406,177,152	$42,614,932	$162,542,630	$11,455,235	$15,464,811
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$2,285,727	$2,041,830	$1,778,454	$1,482,178	$1,085,415
Unrealized Depreciation	(2,391,386)	(2,944,908)	(1,759,630)	(1,586,924)	(1,227,180)
Net	$(105,659)	$(903,078)	$18,824	$(104,746)	$(141,765)
Tax Cost of Investments	$59,015,675	$65,333,416	$54,395,317	$44,421,750	$33,779,235
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$1,009,774	$1,286,054	$1,900,908	$5,161,893	$1,952,115
Unrealized Depreciation	(876,801)	(812,157)	(1,760,804)	(11,706,559)	(15,650,165)
Net	$132,973	$473,897	$140,104	$(6,544,666)	$(13,698,050)
Tax Cost of Investments	$28,948,381	$32,526,961	$40,241,574	$141,654,245	$134,557,225

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$109	$14,956,340	$27,096,440
Unrealized Depreciation	(223)	(264,033)	(435,488)
Net	$(114)	$14,692,307	$26,660,952
Tax Cost of Investments	$111,991,243	$247,989,863	$520,434,937

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2010, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	350,000,000
Small Cap Growth Fund	350,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	100,000,000
Composite Fund	200,000,000
Retirement Income Fund	50,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	100,000,000
2020 Retirement Fund	100,000,000
2025 Retirement Fund	100,000,000
2030 Retirement Fund	100,000,000
2035 Retirement Fund	100,000,000
2040 Retirement Fund	100,000,000
2045 Retirement Fund	100,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	200,000,000
Aggressive Allocation Fund	200,000,000
Money Market Fund	350,000,000
Mid-Term Bond Fund	350,000,000
Bond Fund	450,000,000
Sub-Total	4,850,000,000
Shares to be allocated at the discretion of the Board of Directors	150,000,000
Total	5,000,000,000

5.  DIVIDENDS

No dividends relating to 2010 were declared or paid as of June 30, 2010. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations. On December 31, 2009, dividend distributions were declared and paid or accrued for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2008 were made in accordance with Internal Revenue Sec. 855(a) and paid on August 10, 2009. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2009 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2009 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)	$12,136,940	$4,552,237	$2,026,043	$0	$505,962
Long-Term Capital Gains (b)	$0	$0	$0	$0	$0
Return of Capital	$0	$0	$147,499	$0	$20,110
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)	$6,215,815	$716,989	$4,490,475	$3,557	$398,217
Long-Term Capital Gains (b)	$1,003,979	$0	$0	$0	$0
Return of Capital	$0	$279,706	$0	$0	$16,645

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)	$1,083,373	$1,160,492	$869,097	$668,472	$472,250
Long-Term Capital Gains (b)	$0	$53,684	$20,555	$8,971	$12,760
Return of Capital	$54,360	$978	$5,210	$3,475	$340
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)	$382,954	$409,630	$1,243,401	$3,440,880	$2,105,087
Long-Term Capital Gains (b)	$11,661	$10,437	$186,851	$0	$0
Return of Capital	$131	$1,040	$0	$105,339	$0
	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)	$103,447	$8,746,678	$19,172,093
Long-Term Capital Gains (b)	$0	$2,161,094	$0
Return of Capital	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2010, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$8,548,566	$4,653,895	$889,215	$0	$273,209
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(13,321,437)	$(21,957,443)	$(38,318,886)	$(36,043,406)	$(2,396,528)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(33,183,716)	$(26,935,328)	$11,345,748	$19,676,178	$(3,456,854)
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$4,229,867	$0	$6,036,150	$261,549	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$6,143,941	$(21,408)	$(36,968,898)	$98,134	$(16,287)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(16,786,978)	$(5,558,966)	$(1,991,438)	$313,857	$84,131

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(30,429)	$7,539	$12,599	$3,432	$2,926
Net unrealized appreciation (depreciation) of investments and futures contracts	$(105,659)	$(903,078)	$18,824	$(104,746)	$(141,765)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$0	$0	$1,382	$0	$323,630
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$208	$2,593	$222,511	$327,379	$(1,003,752)
Net unrealized appreciation (depreciation) of investments and futures contracts	$132,973	$473,897	$140,104	$(6,544,666)	$(13,698,050)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$4,714,786	$10,248,543
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(560)	$44,630	$(25,689,013)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(114)	$14,692,307	$26,660,952

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, non-deductible net operating loss, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2010, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$442,663	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$(18,282)	$0	$0
Paid in capital	$0	$0	$18,282	$(442,663)	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$0	$38,835	$0	$2,565	$3,855
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$0	$(38,835)	$0	$(2,565)	$(3,855)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$13,079	$14,545	$12,514	$10,206	$7,806
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$(13,079)	$(14,545)	$(12,514)	$(10,206)	$(7,806)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$6,680	$7,487	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$(6,680)	$(7,487)	$0	$0	$0

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$104,881	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$(104,881)	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2010. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

At its meeting held on February 25, 2010, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale. Further, the Board considered the fact that the Adviser limits the Funds' expenses to transactional costs, taxes and the Adviser's asset-based fee.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $10.2 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2009, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION (Continued)

Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

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320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

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ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)          Schedule I — Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Semi-Annual Report to Shareholders:

(b)         Not applicable.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.8%)
Abercrombie & Fitch Co. Cl A	6,726	206,421
Amazon.com, Inc.*	26,236	2,866,545
Apollo Group, Inc.*	9,651	409,878
AutoNation, Inc.*	6,769	131,996
AutoZone, Inc.*	2,233	431,460
Bed Bath & Beyond, Inc.*	19,598	726,694
Best Buy Co., Inc.	26,315	891,026
Big Lots, Inc.*	6,138	196,968
CarMax, Inc.*	15,408	306,619
Carnival Corp.	33,509	1,013,312
CBS Corp. Cl B	52,468	678,411
Coach, Inc.	23,247	849,678
Comcast Corp. Cl A	215,020	3,734,897
D.R. Horton, Inc.	21,560	211,935
Darden Restaurants, Inc.	10,722	416,550
DeVry, Inc.	4,709	247,175
DIRECTV Cl A*	69,884	2,370,465
Discovery Communications, Inc. Cl A*	21,639	772,729
Disney (Walt) Co.	148,948	4,691,862
Eastman Kodak Co.*	19,949	86,579
Expedia, Inc.	15,735	295,503
Family Dollar Stores, Inc.	10,344	389,865
Ford Motor Co.*	260,416	2,624,993
Fortune Brands, Inc.	11,593	454,214
GameStop Corp. Cl A*	11,780	221,346
Gannett Co., Inc.	17,952	241,634
Gap, Inc.	34,051	662,632
Genuine Parts Co.	12,056	475,609
Goodyear Tire & Rubber Co.*	18,352	182,419
H&R Block, Inc.	25,437	399,107
Harley-Davidson, Inc.	18,219	405,008
Harman Int’l. Industries, Inc.*	5,289	158,088
Hasbro, Inc.	9,988	410,507
Home Depot, Inc.	127,919	3,590,686
International Game Technology	23,039	361,712
Interpublic Group of Cos., Inc.*	36,950	263,454
Johnson Controls, Inc.	51,397	1,381,037
Kohl’s Corp.*	23,508	1,116,630
Leggett & Platt, Inc.	11,326	227,200
Lennar Corp. Cl A	12,887	179,258
Limited Brands, Inc.	20,812	459,321
Lowe’s Cos., Inc.	108,730	2,220,267
Macy’s, Inc	32,681	584,990
Marriott International, Inc. Cl A	19,577	586,135
Mattel, Inc.	27,945	591,316

McDonald’s Corp.	82,012	5,402,130
McGraw-Hill Cos., Inc.	23,992	675,135
Meredith Corp.	2,816	87,662
New York Times Co. Cl A*	8,990	77,764
Newell Rubbermaid, Inc.	21,073	308,509
News Corp. Cl A	173,931	2,080,215
NIKE, Inc. Cl B	29,425	1,987,659
Nordstrom, Inc.	12,830	412,998
O’Reilly Automotive, Inc.*	10,640	506,038
Office Depot, Inc.*	21,524	86,957
Omnicom Group, Inc.	23,507	806,290
Penney (J.C.) Co., Inc.	18,321	393,535
Polo Ralph Lauren Corp.	4,978	363,195
Priceline.com, Inc.*	3,678	649,314
Pulte Homes, Inc.*	24,547	203,249
RadioShack Corp.	9,603	187,355
Ross Stores, Inc.	9,405	501,192
Scripps Networks Interactive, Inc. Cl A	6,861	276,773
Sears Hldgs. Corp.*	3,754	242,696
Stanley Black & Decker, Inc.	12,181	615,384
Staples, Inc.	55,576	1,058,723
Starbucks Corp.	56,427	1,371,176
Starwood Hotels & Resorts	14,616	605,541
Target Corp.	56,497	2,777,957
Tiffany & Co.	9,583	363,292
Time Warner Cable, Inc.	27,069	1,409,754
Time Warner, Inc.	87,029	2,516,008
TJX Cos., Inc.	31,046	1,302,380
Urban Outfitters, Inc.*	9,922	341,218
V.F. Corp.	6,646	473,062
Viacom, Inc. Cl B	46,388	1,455,192
Washington Post Co. Cl B	464	190,463
Whirlpool Corp.	5,777	507,336
Wyndham Worldwide Corp.	13,762	277,167
Wynn Resorts Ltd.	5,302	404,384
Yum! Brands, Inc.	35,715	1,394,314
		72,036,148
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	158,231	3,170,949
Archer-Daniels-Midland Co.	49,442	1,276,592
Avon Products, Inc.	32,777	868,591
Brown-Forman Corp. Cl B	8,350	477,871
Campbell Soup Co.	14,369	514,841
Clorox Co.	10,720	666,355
Coca-Cola Co.	175,499	8,796,010
Coca-Cola Enterprises, Inc.	25,039	647,509
Colgate-Palmolive Co.	37,349	2,941,607
ConAgra Foods, Inc.	34,174	796,938

Constellation Brands, Inc. Cl A*	14,634	228,583
Costco Wholesale Corp.	33,800	1,853,254
CVS Caremark Corp.	100,356	2,942,438
Dean Foods Co.*	13,968	140,658
Dr. Pepper Snapple Group, Inc.	18,753	701,175
Estee Lauder Cos., Inc. Cl A	9,086	506,363
General Mills, Inc.	50,985	1,810,987
Heinz (H.J.) Co.	24,216	1,046,616
Hershey Co.	12,641	605,883
Hormel Foods Corp.	5,322	215,435
J.M. Smucker Co.	8,990	541,378
Kellogg Co.	19,532	982,460
Kimberly-Clark Corp.	31,629	1,917,666
Kraft Foods, Inc. Cl A	133,065	3,725,820
Kroger Co.	50,966	1,003,521
Lorillard, Inc.	11,579	833,456
McCormick & Co., Inc.	10,116	384,003
Mead Johnson Nutrition Co.	15,500	776,860
Molson Coors Brewing Co. Cl B	11,984	507,642
PepsiCo, Inc.	123,249	7,512,027
Philip Morris Int’l., Inc.	140,000	6,417,600
Proctor & Gamble Co.	220,006	13,195,960
Reynolds American, Inc.	12,784	666,302
Safeway, Inc.	30,766	604,860
Sara Lee Corp.	50,759	715,702
SUPERVALU, Inc.	16,479	178,632
Sysco Corp.	44,875	1,282,079
Tyson Foods, Inc. Cl A	23,294	381,789
Wal-Mart Stores, Inc.	157,079	7,550,788
Walgreen Co.	72,018	1,922,881
Whole Foods Market, Inc.*	13,098	471,790
		81,781,871
ENERGY (10.2%)
Anadarko Petroleum Corp.	36,863	1,330,386
Apache Corp.	25,511	2,147,771
Baker Hughes, Inc.	31,948	1,328,078
Cabot Oil & Gas Corp.	8,133	254,726
Cameron International Corp.*	18,487	601,197
Chesapeake Energy Corp.	50,153	1,050,705
Chevron Corp.	152,582	10,354,215
ConocoPhillips	111,956	5,495,920
Consol Energy, Inc.	17,156	579,187
Denbury Resources, Inc.*	29,833	436,755
Devon Energy Corp.	33,933	2,067,198
Diamond Offshore Drilling, Inc	5,262	327,244
El Paso Corp.	53,234	591,430
EOG Resources, Inc.	19,263	1,894,901
Exxon Mobil Corp.	385,343	21,991,543

FMC Technologies, Inc.*	9,196	484,261
Halliburton Co.	67,665	1,661,176
Helmerich & Payne, Inc.	8,075	294,899
Hess Corp.	21,799	1,097,362
Marathon Oil Corp.	53,488	1,662,942
Massey Energy Co.	7,956	217,597
Murphy Oil Corp.	14,576	722,241
Nabors Industries Ltd.*	21,513	379,059
National Oilwell Varco, Inc.	31,654	1,046,798
Noble Energy, Inc.	13,368	806,491
Occidental Petroleum Corp.	61,717	4,761,467
Peabody Energy Corp.	20,221	791,248
Pioneer Natural Resources Co.	8,824	524,587
Range Resources Corp.	12,304	494,006
Rowan Cos., Inc.*	8,518	186,885
Schlumberger Ltd.	92,544	5,121,385
Smith International, Inc.	19,180	722,127
Southwestern Energy Co.*	26,761	1,034,045
Spectra Energy Corp.	48,861	980,640
Sunoco, Inc.	8,966	311,748
Tesoro Corp.	10,392	121,275
Valero Energy Corp.	42,923	771,756
Williams Cos., Inc.	43,780	800,298
		75,445,549
FINANCIALS (15.6%)
Aflac, Inc.	35,318	1,507,019
Allstate Corp.	40,420	1,161,267
American Express Co.	91,896	3,648,271
American Int’l. Group, Inc.*	10,304	354,870
Ameriprise Financial, Inc.	19,613	708,618
Aon Corp.	20,510	761,331
Apartment Investment & Management Co. Cl A	8,968	173,710
Assurant, Inc.	8,550	296,685
AvalonBay Communities, Inc.	6,413	598,782
Bank of America Corp.	762,555	10,957,915
Bank of New York Mellon Corp.	91,541	2,260,147
BB&T Corp.	52,929	1,392,562
Berkshire Hathaway, Inc. Cl B*	125,361	9,990,018
Boston Properties, Inc.	10,571	754,135
Capital One Financial Corp.	34,637	1,395,871
CB Richard Ellis Group, Inc. Cl A*	21,058	286,599
Charles Schwab Corp.	74,185	1,051,943
Chubb Corp.	24,881	1,244,299
Cincinnati Financial Corp.	12,427	321,487
Citigroup, Inc.*	1,723,471	6,480,251
CME Group, Inc.	5,025	1,414,789
Comerica, Inc.	13,190	485,788

Discover Financial Svcs.	41,465	579,681
E*Trade Financial Corp.*	15,012	177,442
Equity Residential	21,661	901,964
Federated Investors, Inc. Cl B	6,848	141,822
Fifth Third Bancorp	60,645	745,327
First Horizon National Corp.*	17,327	198,396
Franklin Resources, Inc.	11,271	971,447
Genworth Financial, Inc. Cl A*	36,532	477,473
Goldman Sachs Group, Inc.	38,760	5,088,025
Hartford Financial Svcs. Group, Inc.	33,739	746,644
HCP, Inc.	23,450	756,263
Health Care REIT, Inc.	9,683	407,848
Host Hotels & Resorts, Inc.	50,055	674,741
Hudson City Bancorp, Inc.	35,754	437,629
Huntington Bancshares, Inc.	54,545	302,179
IntercontinentalExchange, Inc.*	5,632	636,585
Invesco Ltd.	35,657	600,107
Janus Capital Group, Inc.	14,022	124,515
JPMorgan Chase & Co.	297,628	10,896,161
KeyCorp	66,393	510,562
Kimco Realty Corp.	30,762	413,441
Legg Mason, Inc.	12,601	353,206
Leucadia National Corp.*	14,483	282,563
Lincoln National Corp.	23,014	559,010
Loews Corp.	26,772	891,775
M&T Bank Corp.	6,287	534,081
Marsh & McLennan Cos., Inc.	41,427	934,179
Marshall & Ilsley Corp.	39,024	280,192
MetLife, Inc.	62,610	2,364,154
Moody’s Corp.	14,800	294,816
Morgan Stanley	105,124	2,439,928
Nasdaq OMX Group, Inc.*	11,190	198,958
Northern Trust Corp.	18,633	870,161
NYSE Euronext	19,693	544,118
People’s United Financial, Inc.	28,730	387,855
Plum Creek Timber Co., Inc.	12,523	432,419
PNC Financial Svcs. Grp., Inc.	39,922	2,255,593
Principal Financial Grp., Inc.	24,452	573,155
Progressive Corp.	50,914	953,110
ProLogis	35,891	363,576
Prudential Financial, Inc.	35,566	1,908,472
Public Storage	10,373	911,890
Regions Financial Corp.	91,303	600,774
Simon Property Group, Inc.	22,233	1,795,315
SLM Corp.*	37,347	388,035
State Street Corp.	38,654	1,307,278
SunTrust Banks, Inc.	38,157	889,058
T. Rowe Price Group, Inc.	19,846	880,964

Torchmark Corp.	6,285	311,170
Travelers Cos., Inc.	38,003	1,871,648
U.S. Bancorp	143,357	3,204,029
Unum Group	25,193	546,688
Ventas, Inc.	12,050	565,748
Vornado Realty Trust	12,045	878,683
Wells Fargo & Co.	396,114	10,140,518
XL Capital Ltd. Cl A*	26,038	416,868
Zions Bancorporation	12,157	262,226
		115,426,822
HEALTH CARE (11.6%)
Abbott Laboratories	117,328	5,488,604
Aetna, Inc.	32,513	857,693
Allergan, Inc.	23,481	1,368,003
AmerisourceBergen Corp.	21,693	688,753
Amgen, Inc.*	73,064	3,843,166
Bard (C.R.), Inc.	7,331	568,372
Baxter International, Inc.	45,875	1,864,360
Becton, Dickinson & Co.	17,870	1,208,369
Biogen Idec, Inc.*	19,923	945,346
Boston Scientific Corp.*	114,488	664,030
Bristol-Myers Squibb Co.	132,190	3,296,819
Cardinal Health, Inc.	27,922	938,458
CareFusion Corp.*	13,844	314,259
Celgene Corp.*	35,132	1,785,408
Cephalon, Inc.*	5,662	321,319
Cerner Corp.*	5,200	394,628
CIGNA Corp.	21,114	655,801
Coventry Health Care, Inc.*	11,330	200,314
DaVita, Inc.*	7,896	493,026
Dentsply International, Inc.	11,096	331,881
Express Scripts, Inc.*	42,205	1,984,479
Forest Laboratories, Inc.*	23,073	632,892
Genzyme Corp.*	19,764	1,003,418
Gilead Sciences, Inc.*	67,776	2,323,361
Hospira, Inc.*	12,614	724,674
Humana, Inc.*	13,026	594,897
Intuitive Surgical, Inc.*	2,908	917,823
Johnson & Johnson	210,076	12,407,089
King Pharmaceuticals, Inc.*	19,220	145,880
Laboratory Corp. of America Hldgs.*	7,937	598,053
Life Technologies Corp.*	13,866	655,169
Lilly (Eli) & Co.	76,968	2,578,428
McKesson Corp.	20,918	1,404,853
Medco Health Solutions, Inc.*	35,656	1,963,932
Medtronic, Inc.	84,117	3,050,924
Merck & Co., Inc.	239,085	8,360,802
Millipore Corp.*	4,269	455,289

Mylan, Inc.*	23,046	392,704
Patterson Cos., Inc.	7,070	201,707
PerkinElmer, Inc.	9,065	187,374
Pfizer, Inc.	627,994	8,955,194
Quest Diagnostics, Inc.	11,578	576,237
St. Jude Medical, Inc.*	24,949	900,409
Stryker Corp.	21,509	1,076,741
Tenet Healthcare Corp.*	34,179	148,337
Thermo Fisher Scientific, Inc.*	31,187	1,529,722
UnitedHealth Group, Inc.	87,025	2,471,510
Varian Medical Systems, Inc.*	9,241	483,119
Waters Corp.*	7,083	458,270
Watson Pharmaceuticals, Inc.*	8,188	332,187
WellPoint, Inc.*	32,448	1,587,681
Zimmer Hldgs., Inc.*	15,394	832,046
		86,163,810
INDUSTRIALS (9.9%)
3M Co.	54,355	4,293,501
Avery Dennison Corp.	8,431	270,888
Boeing Co.	57,352	3,598,838
Caterpillar, Inc.	47,353	2,844,495
Cintas Corp.	9,966	238,885
CSX Corp.	29,710	1,474,507
Cummins, Inc.	15,148	986,589
Danaher Corp.	39,932	1,482,276
Deere & Co.	32,622	1,816,393
Donnelley (R.R.) & Sons Co.	15,756	257,926
Dover Corp.	14,340	599,269
Dun & Bradstreet Corp.	3,843	257,942
Eaton Corp.	12,792	837,108
Emerson Electric Co.	57,220	2,499,942
Equifax, Inc.	9,640	270,498
Expeditors Int’l. of Wash.	16,265	561,305
Fastenal Co.	9,943	499,039
FedEx Corp.	23,713	1,662,518
Flowserve Corp.	4,246	360,061
Fluor Corp.	13,555	576,088
General Dynamics Corp.	29,198	1,709,835
General Electric Co.	811,484	11,701,599
Goodrich Corp.	9,483	628,249
Grainger (W.W.), Inc.	4,713	468,708
Honeywell International, Inc.	58,077	2,266,745
Illinois Tool Works, Inc.	29,969	1,237,120
Iron Mountain, Inc.	13,858	311,251
ITT Corp.	13,911	624,882
Jacobs Engineering Group, Inc.*	9,509	346,508
L-3 Communications Hldgs., Inc.	8,912	631,326
Lockheed Martin Corp.	23,905	1,780,923

Masco Corp.	27,194	292,607
Norfolk Southern Corp.	28,119	1,491,713
Northrop Grumman Corp.	22,751	1,238,564
Paccar, Inc.	27,745	1,106,193
Pall Corp.	8,937	307,165
Parker Hannifin Corp.	12,382	686,706
Pitney Bowes, Inc.	15,721	345,233
Precision Castparts Corp.	10,720	1,103,302
Quanta Services, Inc.*	16,194	334,406
Raytheon Co.	28,972	1,401,955
Republic Services, Inc.	24,746	735,699
Robert Half Int’l., Inc.	11,351	267,316
Robinson (C.H.) Worldwide, Inc.	12,691	706,381
Rockwell Automation, Inc.	10,867	533,461
Rockwell Collins, Inc.	11,932	633,947
Roper Industries, Inc.	7,134	399,219
Ryder System, Inc.	4,066	163,575
Snap-On, Inc.	4,409	180,372
Southwest Airlines Co.	57,317	636,792
Stericycle, Inc.*	6,382	418,532
Textron, Inc.	20,819	353,298
Union Pacific Corp.	38,549	2,679,541
United Parcel Service, Inc. Cl B	75,193	4,277,730
United Technologies Corp.	70,474	4,574,467
Waste Management, Inc.	37,059	1,159,576
		73,122,964
INFORMATION TECHNOLOGY (18.1%)
Adobe Systems, Inc.*	39,730	1,050,064
Advanced Micro Devices, Inc.*	43,615	319,262
Agilent Technologies, Inc.*	26,328	748,505
Akamai Technologies, Inc.*	13,048	529,357
Altera Corp.	23,008	570,828
Amphenol Corp. Cl A	13,232	519,753
Analog Devices, Inc.	22,704	632,533
Apple, Inc.*	68,845	17,316,583
Applied Materials, Inc.	102,647	1,233,817
Autodesk, Inc.*	17,013	414,437
Automatic Data Processing, Inc.	38,442	1,547,675
BMC Software, Inc.*	13,778	477,132
Broadcom Corp. Cl A	32,937	1,085,933
CA, Inc.	29,689	546,278
Cisco Systems, Inc.*	428,950	9,140,925
Citrix Systems, Inc.*	14,067	594,049
Cognizant Technology Solutions*	22,880	1,145,373
Computer Sciences Corp.	11,864	536,846
Compuware Corp.*	17,158	136,921
Corning, Inc.	120,049	1,938,791
Dell, Inc.*	133,067	1,604,788

eBay, Inc.*	86,618	1,698,579
Electronic Arts, Inc.*	25,151	362,174
EMC Corp.*	156,730	2,868,159
Fidelity Nat’l. Information Svcs., Inc.	25,487	683,561
First Solar, Inc.*	3,711	422,423
Fiserv, Inc.*	11,610	530,113
FLIR Systems, Inc.*	11,570	336,571
Google, Inc.*	18,479	8,222,231
Harris Corp.	9,845	410,044
Hewlett-Packard Co.	178,586	7,729,202
Int’l. Business Machines Corp.	97,968	12,097,089
Intel Corp.	428,610	8,336,465
Intuit, Inc.*	23,981	833,819
Jabil Circuit, Inc.	14,719	195,763
JDS Uniphase Corp.*	17,193	169,179
Juniper Networks, Inc.*	39,785	907,894
KLA-Tencor Corp.	12,823	357,505
Lexmark International, Inc. Cl A*	5,985	197,685
Linear Technology Corp.	17,101	475,579
LSI Corp.*	50,119	230,547
MasterCard, Inc.	7,397	1,475,923
McAfee, Inc.*	11,864	364,462
MEMC Electronic Materials, Inc.*	17,192	169,857
Microchip Technology, Inc.	14,165	392,937
Micron Technology, Inc.*	64,549	548,021
Microsoft Corp.	581,114	13,371,433
Molex, Inc.	10,329	188,401
Monster Worldwide, Inc.*	9,871	114,997
Motorola, Inc.*	176,465	1,150,552
National Semiconductor Corp.	18,077	243,316
NetApp, Inc.*	26,505	988,902
Novell, Inc.*	26,589	151,026
Novellus Systems, Inc.*	7,285	184,748
Nvidia Corp.*	43,308	442,175
Oracle Corp.	297,589	6,386,260
Paychex, Inc.	24,749	642,732
QLogic Corp.*	8,383	139,325
QUALCOMM, Inc.	124,792	4,098,169
Red Hat, Inc.*	14,496	419,514
SAIC, Inc.*	22,284	373,034
Salesforce.com, inc.*	8,722	748,522
SanDisk Corp.*	17,763	747,289
Symantec Corp.*	60,271	836,561
Tellabs, Inc.	29,291	187,169
Teradata Corp.*	12,674	386,304
Teradyne, Inc.*	13,661	133,195
Texas Instruments, Inc.	93,226	2,170,301
Total System Services, Inc.	14,969	203,578

VeriSign, Inc.*	13,938	370,054
Visa, Inc. Cl A	35,085	2,482,264
Western Digital Corp.*	17,573	530,002
Western Union Co.	51,343	765,524
Xerox Corp.	105,703	849,852
Xilinx, Inc.	20,633	521,190
Yahoo!, Inc.*	89,994	1,244,617
		133,176,638
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	15,959	1,034,303
Airgas, Inc.	6,360	395,592
AK Steel Hldg. Corp.	8,464	100,891
Alcoa, Inc.	78,763	792,356
Allegheny Technologies, Inc.	7,581	335,004
Ball Corp.	7,059	372,927
Bemis Co., Inc.	8,322	224,694
CF Industries Hldgs., Inc.	5,520	350,244
Cliffs Natural Resources, Inc.	10,364	488,766
Dow Chemical Co.	87,012	2,063,925
Du Pont (E.I.) de Nemours & Co.	68,144	2,357,101
Eastman Chemical Co.	5,391	287,664
Ecolab, Inc.	17,854	801,823
FMC Corp.	5,609	322,125
Freeport-McMoRan Copper & Gold, Inc.	35,977	2,127,320
Int’l. Flavors & Fragrances, Inc.	6,063	257,192
International Paper Co.	33,184	750,954
MeadWestvaco Corp.	12,968	287,890
Monsanto Co.	41,629	1,924,092
Newmont Mining Corp.	36,251	2,238,137
Nucor Corp.	24,183	925,725
Owens-Illinois, Inc.*	12,628	334,011
Pactiv Corp.*	10,215	284,488
PPG Industries, Inc.	12,536	757,300
Praxair, Inc.	23,161	1,760,004
Sealed Air Corp.	12,120	239,006
Sherwin-Williams Co.	7,049	487,720
Sigma-Aldrich Corp.	9,285	462,672
Titanium Metals Corp.*	6,377	112,171
United States Steel Corp.	11,144	429,601
Vulcan Materials Co.	9,723	426,159
Weyerhaeuser Co.	16,179	569,501
		24,301,358

TELECOMMUNICATION SERVICES (2.9%)
American Tower Corp. Cl A*	30,739	1,367,886
AT&T, Inc.	452,836	10,954,103
CenturyTel, Inc.	22,924	763,599
Frontier Communications Corp.	24,025	170,818

MetroPCS Communications, Inc.*	19,733	161,613
Qwest Communications Int’l., Inc.	113,846	597,692
Sprint Nextel Corp.*	227,781	965,791
Verizon Communications, Inc.	214,860	6,020,377
Windstream Corp.	37,287	393,751
		21,395,630
UTILITIES (3.6%)
AES Corp.*	51,377	474,723
Allegheny Energy, Inc.	12,918	267,144
Ameren Corp.	18,196	432,519
American Electric Power Co., Inc.	36,384	1,175,203
CenterPoint Energy, Inc.	31,726	417,514
CMS Energy Corp.	17,517	256,624
Consolidated Edison, Inc.	21,446	924,323
Constellation Energy Group, Inc.	15,435	497,779
Dominion Resources, Inc.	45,188	1,750,583
DTE Energy Co.	12,851	586,134
Duke Energy Corp.	100,180	1,602,880
Edison International	24,835	787,766
Entergy Corp.	14,373	1,029,394
EQT Corp.	10,980	396,817
Exelon Corp.	50,012	1,898,956
FirstEnergy Corp.	23,249	819,062
Integrys Energy Group, Inc.	5,891	257,672
NextEra Energy, Inc.	31,479	1,534,916
Nicor, Inc.	3,447	139,604
NiSource, Inc.	21,167	306,922
Northeast Utilities	13,458	342,910
NRG Energy, Inc.*	19,170	406,596
Oneok, Inc.	8,128	351,536
Pepco Hldgs., Inc.	16,856	264,302
PG&E Corp.	28,429	1,168,432
Pinnacle West Capital Corp.	8,210	298,516
PPL Corp.	35,352	882,032
Progress Energy Enterprise	21,814	855,545
Public Svc. Enterprise Group, Inc.	38,623	1,210,059
Questar Corp.	13,296	604,835
SCANA Corp.	8,602	307,608
Sempra Energy	18,825	880,822
Southern Co.	62,701	2,086,689
TECO Energy, Inc.	16,573	249,755
Wisconsin Energy Corp.	8,952	454,224
Xcel Energy, Inc.	34,812	717,475
		26,637,871
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $739,534,959) 96.1%		709,488,661

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.06	09/09/10	1,000,000	999,682
U.S. Treasury Bill (1)	AAA	0.16	08/26/10	3,750,000	3,749,096
U.S. Treasury Bill (1)	AAA	0.16	08/19/10	3,000,000	2,999,347
					7,748,125
U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	AAA	0.00	07/06/10	10,000,000	9,999,999
FHLB	AAA	0.18	08/06/10	1,507,000	1,506,729
					11,506,728
COMMERCIAL PAPER (0.8%)
Johnson & Johnson†	A-1+	0.15	08/05/10	3,860,000	3,859,437
Disney (Walt) Co.†	A-1	0.15	07/02/10	2,000,000	1,999,992
					5,859,429
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $25,114,482) 3.5%					25,114,282

TEMPORARY CASH INVESTMENTS (2)
(Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS
(Cost: $765,399,441) 99.7%					735,352,943

OTHER NET ASSETS 0.3%					2,210,584

NET ASSETS 100.0%					$737,563,527

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.5%)
Abercrombie & Fitch Co. Cl A	1,203	36,920
Amazon.com, Inc.*	4,694	512,866
Apollo Group, Inc.*	1,728	73,388
AutoNation, Inc.*	1,211	23,615
AutoZone, Inc.*	400	77,288
Bed Bath & Beyond, Inc.*	3,506	130,002
Best Buy Co., Inc.	4,706	159,345
Big Lots, Inc.*	1,099	35,267
CarMax, Inc.*	2,758	54,884
Carnival Corp.	5,998	181,380
CBS Corp. Cl B	9,391	121,426
Coach, Inc.	4,161	152,085
Comcast Corp. Cl A	38,509	668,901
D.R. Horton, Inc.	3,859	37,934
Darden Restaurants, Inc.	1,919	74,553
DeVry, Inc.	843	44,249
DIRECTV Cl A*	12,506	424,204
Discovery Communications, Inc. Cl A*	3,875	138,376
Disney (Walt) Co.	26,668	840,042
Eastman Kodak Co.*	3,571	15,498
Expedia, Inc.	2,815	52,866
Family Dollar Stores, Inc.	1,850	69,727
Ford Motor Co.*	46,654	470,272
Fortune Brands, Inc.	2,078	81,416
GameStop Corp. Cl A*	2,106	39,572
Gannett Co., Inc.	3,218	43,314
Gap, Inc.	6,090	118,511
Genuine Parts Co.	2,159	85,173
Goodyear Tire & Rubber Co.*	3,283	32,633
H&R Block, Inc.	4,554	71,452
Harley-Davidson, Inc.	3,261	72,492
Harman Int’l. Industries, Inc.*	946	28,276
Hasbro, Inc.	1,787	73,446
Home Depot, Inc.	22,883	642,326
International Game Technology	4,126	64,778
Interpublic Group of Cos., Inc.*	6,614	47,158
Johnson Controls, Inc.	9,203	247,285
Kohl’s Corp.*	4,205	199,738
Leggett & Platt, Inc.	2,028	40,682
Lennar Corp. Cl A	2,308	32,104
Limited Brands, Inc.	3,722	82,145
Lowe’s Cos., Inc.	19,437	396,904
Macy’s, Inc	5,847	104,661
Marriott International, Inc. Cl A	3,503	104,880
Mattel, Inc.	5,002	105,842
McDonald’s Corp.	14,684	967,235

McGraw-Hill Cos., Inc.	4,295	120,861
Meredith Corp.	504	15,690
New York Times Co. Cl A*	1,610	13,927
Newell Rubbermaid, Inc.	3,766	55,134
News Corp. Cl A	31,133	372,351
NIKE, Inc. Cl B	5,270	355,989
Nordstrom, Inc.	2,295	73,876
O’Reilly Automotive, Inc.*	1,903	90,507
Office Depot, Inc.*	3,860	15,594
Omnicom Group, Inc.	4,209	144,369
Penney (J.C.) Co., Inc.	3,275	70,347
Polo Ralph Lauren Corp.	891	65,007
Priceline.com, Inc.*	658	116,163
Pulte Homes, Inc.*	4,417	36,573
RadioShack Corp.	1,718	33,518
Ross Stores, Inc.	1,682	89,634
Scripps Networks Interactive, Inc. Cl A	1,228	49,538
Sears Hldgs. Corp.*	671	43,380
Stanley Black & Decker, Inc.	2,181	110,184
Staples, Inc.	9,938	189,319
Starbucks Corp.	10,104	245,527
Starwood Hotels & Resorts	2,617	108,422
Target Corp.	10,106	496,912
Tiffany & Co.	1,713	64,940
Time Warner Cable, Inc.	4,850	252,588
Time Warner, Inc.	15,593	450,794
TJX Cos., Inc.	5,554	232,990
Urban Outfitters, Inc.*	1,775	61,042
V.F. Corp.	1,191	84,775
Viacom, Inc. Cl B	8,303	260,465
Washington Post Co. Cl B	84	34,480
Whirlpool Corp.	1,034	90,806
Wyndham Worldwide Corp.	2,464	49,625
Wynn Resorts Ltd.	949	72,380
Yum! Brands, Inc.	6,392	249,544
		12,894,362
CONSUMER STAPLES (6.2%)
Altria Group, Inc.	28,322	567,573
Archer-Daniels-Midland Co.	8,853	228,584
Avon Products, Inc.	5,867	155,476
Brown-Forman Corp. Cl B	1,494	85,502
Campbell Soup Co.	2,572	92,155
Clorox Co.	1,918	119,223
Coca-Cola Co.	31,419	1,574,720
Coca-Cola Enterprises, Inc.	4,483	115,930
Colgate-Palmolive Co.	6,688	526,747
ConAgra Foods, Inc.	6,119	142,695
Constellation Brands, Inc. Cl A*	2,620	40,924
Costco Wholesale Corp.	6,047	331,557
CVS Caremark Corp.	18,107	530,897

Dean Foods Co.*	2,500	25,175
Dr. Pepper Snapple Group, Inc.	3,359	125,593
Estee Lauder Cos., Inc. Cl A	1,626	90,617
General Mills, Inc.	9,126	324,156
Heinz (H.J.) Co.	4,335	187,359
Hershey Co.	2,264	108,514
Hormel Foods Corp.	952	38,537
J.M. Smucker Co.	1,609	96,894
Kellogg Co.	3,495	175,799
Kimberly-Clark Corp.	5,663	343,348
Kraft Foods, Inc. Cl A	23,826	667,128
Kroger Co.	9,131	179,789
Lorillard, Inc.	2,073	149,215
McCormick & Co., Inc.	1,811	68,746
Mead Johnson Nutrition Co.	2,775	139,083
Molson Coors Brewing Co. Cl B	2,145	90,862
PepsiCo, Inc.	22,065	1,344,862
Philip Morris Int’l., Inc.	25,060	1,148,750
Proctor & Gamble Co.	39,400	2,363,207
Reynolds American, Inc.	2,290	119,355
Safeway, Inc.	5,506	108,248
Sara Lee Corp.	9,086	128,113
SUPERVALU, Inc.	2,949	31,967
Sysco Corp.	8,033	229,503
Tyson Foods, Inc. Cl A	4,171	68,363
Wal-Mart Stores, Inc.	28,106	1,351,055
Walgreen Co.	12,891	344,190
Whole Foods Market, Inc.*	2,345	84,467
		14,644,878
ENERGY (5.7%)
Anadarko Petroleum Corp.	6,593	237,941
Apache Corp.	4,568	384,580
Baker Hughes, Inc.	5,732	238,279
Cabot Oil & Gas Corp.	1,452	45,477
Cameron International Corp.*	3,309	107,609
Chesapeake Energy Corp.	8,977	188,068
Chevron Corp.	27,316	1,853,664
ConocoPhillips	20,054	984,451
Consol Energy, Inc.	3,070	103,643
Denbury Resources, Inc.*	5,343	78,222
Devon Energy Corp.	6,074	370,028
Diamond Offshore Drilling, Inc	942	58,583
El Paso Corp.	9,537	105,956
EOG Resources, Inc.	3,449	339,278
Exxon Mobil Corp.	68,977	3,936,527
FMC Technologies, Inc.*	1,647	86,731
Halliburton Co.	12,112	297,350
Helmerich & Payne, Inc.	1,446	52,808
Hess Corp.	3,903	196,477
Marathon Oil Corp.	9,577	297,749

Massey Energy Co.	1,423	38,919
Murphy Oil Corp.	2,609	129,276
Nabors Industries Ltd.*	3,853	67,890
National Oilwell Varco, Inc.	5,663	187,275
Noble Energy, Inc.	2,394	144,430
Occidental Petroleum Corp.	11,051	852,585
Peabody Energy Corp.	3,621	141,690
Pioneer Natural Resources Co.	1,577	93,753
Range Resources Corp.	2,200	88,330
Rowan Cos., Inc.*	1,526	33,480
Schlumberger Ltd.	16,565	916,707
Smith International, Inc.	3,434	129,290
Southwestern Energy Co.*	4,788	185,008
Spectra Energy Corp.	8,750	175,613
Sunoco, Inc.	1,605	55,806
Tesoro Corp.	1,862	21,730
Valero Energy Corp.	7,687	138,212
Williams Cos., Inc.	7,837	143,260
		13,506,675
FINANCIALS (8.8%)
Aflac, Inc.	6,325	269,888
Allstate Corp.	7,238	207,948
American Express Co.	16,456	653,303
American Int’l. Group, Inc.*	1,845	63,542
Ameriprise Financial, Inc.	3,509	126,780
Aon Corp.	3,673	136,342
Apartment Investment & Management Co. Cl A	1,605	31,089
Assurant, Inc.	1,532	53,160
AvalonBay Communities, Inc.	1,148	107,189
Bank of America Corp.	136,666	1,963,890
Bank of New York Mellon Corp.	16,398	404,867
BB&T Corp.	9,477	249,340
Berkshire Hathaway, Inc. Cl B*	22,451	1,789,120
Boston Properties, Inc.	1,892	134,975
Capital One Financial Corp.	6,202	249,941
CB Richard Ellis Group, Inc. Cl A*	3,774	51,364
Charles Schwab Corp.	13,279	188,296
Chubb Corp.	4,453	222,695
Cincinnati Financial Corp.	2,224	57,535
Citigroup, Inc.*	309,275	1,162,874
CME Group, Inc.	900	253,395
Comerica, Inc.	2,363	87,029
Discover Financial Svcs.	7,421	103,746
E*Trade Financial Corp.*	2,686	31,749
Equity Residential	3,879	161,522
Federated Investors, Inc. Cl B	1,225	25,370
Fifth Third Bancorp	10,847	133,310
First Horizon National Corp.*	3,105	35,547
Franklin Resources, Inc.	2,019	174,018
Genworth Financial, Inc. Cl A*	6,539	85,465

Goldman Sachs Group, Inc.	6,942	911,276
Hartford Financial Svcs. Group, Inc.	6,037	133,599
HCP, Inc.	4,200	135,450
Health Care REIT, Inc.	1,733	72,994
Host Hotels & Resorts, Inc.	8,965	120,848
Hudson City Bancorp, Inc.	6,400	78,336
Huntington Bancshares, Inc.	9,763	54,087
IntercontinentalExchange, Inc.*	1,008	113,934
Invesco Ltd.	6,385	107,460
Janus Capital Group, Inc.	2,509	22,280
JPMorgan Chase & Co.	53,328	1,952,338
KeyCorp	11,899	91,503
Kimco Realty Corp.	5,510	74,054
Legg Mason, Inc.	2,255	63,208
Leucadia National Corp.*	2,593	50,589
Lincoln National Corp.	4,123	100,148
Loews Corp.	4,795	159,721
M&T Bank Corp.	1,126	95,654
Marsh & McLennan Cos., Inc.	7,415	167,208
Marshall & Ilsley Corp.	6,986	50,159
MetLife, Inc.	11,214	423,441
Moody’s Corp.	2,646	52,708
Morgan Stanley	18,817	436,743
Nasdaq OMX Group, Inc.*	2,004	35,631
Northern Trust Corp.	3,335	155,745
NYSE Euronext	3,524	97,368
People’s United Financial, Inc.	5,142	69,417
Plum Creek Timber Co., Inc.	2,242	77,416
PNC Financial Svcs. Grp., Inc.	7,147	403,806
Principal Financial Grp., Inc.	4,376	102,573
Progressive Corp.	9,118	170,689
ProLogis	6,430	65,136
Prudential Financial, Inc.	6,373	341,975
Public Storage	1,858	163,337
Regions Financial Corp.	16,342	107,530
Simon Property Group, Inc.	3,980	321,385
SLM Corp.*	6,685	69,457
State Street Corp.	6,917	233,933
SunTrust Banks, Inc.	6,832	159,186
T. Rowe Price Group, Inc.	3,554	157,762
Torchmark Corp.	1,126	55,748
Travelers Cos., Inc.	6,801	334,949
U.S. Bancorp	25,683	574,015
Unum Group	4,514	97,954
Ventas, Inc.	2,157	101,271
Vornado Realty Trust	2,157	157,353
Wells Fargo & Co.	70,928	1,815,757
XL Capital Ltd. Cl A*	4,663	74,655
Zions Bancorporation	2,178	46,979
		20,674,054

HEALTH CARE (6.6%)
Abbott Laboratories	21,002	982,474
Aetna, Inc.	5,822	153,584
Allergan, Inc.	4,202	244,809
AmerisourceBergen Corp.	3,881	123,222
Amgen, Inc.*	13,076	687,798
Bard (C.R.), Inc.	1,311	101,642
Baxter International, Inc.	8,213	333,776
Becton, Dickinson & Co.	3,197	216,181
Biogen Idec, Inc.*	3,567	169,254
Boston Scientific Corp.*	20,493	118,859
Bristol-Myers Squibb Co.	23,633	589,407
Cardinal Health, Inc.	5,002	168,117
CareFusion Corp.*	2,477	56,228
Celgene Corp.*	6,290	319,658
Cephalon, Inc.*	1,013	57,488
Cerner Corp.*	932	70,729
CIGNA Corp.	3,780	117,407
Coventry Health Care, Inc.*	2,028	35,855
DaVita, Inc.*	1,414	88,290
Dentsply International, Inc.	1,987	59,431
Express Scripts, Inc.*	7,557	355,330
Forest Laboratories, Inc.*	4,131	113,313
Genzyme Corp.*	3,541	179,777
Gilead Sciences, Inc.*	12,132	415,885
Hospira, Inc.*	2,259	129,780
Humana, Inc.*	2,334	106,594
Intuitive Surgical, Inc.*	521	164,438
Johnson & Johnson	37,596	2,220,418
King Pharmaceuticals, Inc.*	3,440	26,110
Laboratory Corp. of America Hldgs.*	1,422	107,148
Life Technologies Corp.*	2,480	117,180
Lilly (Eli) & Co.	13,781	461,664
McKesson Corp.	3,745	251,514
Medco Health Solutions, Inc.*	6,376	351,190
Medtronic, Inc.	15,068	546,516
Merck & Co., Inc.	42,795	1,496,541
Millipore Corp.*	764	81,481
Mylan, Inc.*	4,130	70,375
Patterson Cos., Inc.	1,266	36,119
PerkinElmer, Inc.	1,621	33,506
Pfizer, Inc.	112,408	1,602,938
Quest Diagnostics, Inc.	2,072	103,123
St. Jude Medical, Inc.*	4,465	161,142
Stryker Corp.	3,849	192,681
Tenet Healthcare Corp.*	6,117	26,548
Thermo Fisher Scientific, Inc.*	5,581	273,748
UnitedHealth Group, Inc.	15,578	442,415
Varian Medical Systems, Inc.*	1,654	86,471
Waters Corp.*	1,267	81,975
Watson Pharmaceuticals, Inc.*	1,465	59,435

WellPoint, Inc.*	5,808	284,185
Zimmer Hldgs., Inc.*	2,755	148,908
		15,422,657
INDUSTRIALS (5.6%)
3M Co.	9,734	768,889
Avery Dennison Corp.	1,511	48,548
Boeing Co.	10,263	644,003
Caterpillar, Inc.	8,484	509,634
Cintas Corp.	1,785	42,786
CSX Corp.	5,323	264,180
Cummins, Inc.	2,715	176,828
Danaher Corp.	7,151	265,445
Deere & Co.	5,846	325,505
Donnelley (R.R.) & Sons Co.	2,821	46,180
Dover Corp.	2,567	107,275
Dun & Bradstreet Corp.	688	46,179
Eaton Corp.	2,290	149,858
Emerson Electric Co.	10,250	447,823
Equifax, Inc.	1,726	48,432
Expeditors Int’l. of Wash.	2,913	100,528
Fastenal Co.	1,782	89,439
FedEx Corp.	4,249	297,897
Flowserve Corp.	760	64,448
Fluor Corp.	2,428	103,190
General Dynamics Corp.	5,229	306,210
General Electric Co.	145,343	2,095,846
Goodrich Corp.	1,699	112,559
Grainger (W.W.), Inc.	844	83,936
Honeywell International, Inc.	10,401	405,951
Illinois Tool Works, Inc.	5,364	221,426
Iron Mountain, Inc.	2,480	55,701
ITT Corp.	2,490	111,851
Jacobs Engineering Group, Inc.*	1,702	62,021
L-3 Communications Hldgs., Inc.	1,595	112,990
Lockheed Martin Corp.	4,280	318,860
Masco Corp.	4,868	52,380
Norfolk Southern Corp.	5,036	267,160
Northrop Grumman Corp.	4,073	221,734
Paccar, Inc.	4,969	198,114
Pall Corp.	1,601	55,026
Parker Hannifin Corp.	2,216	122,899
Pitney Bowes, Inc.	2,817	61,861
Precision Castparts Corp.	1,920	197,606
Quanta Services, Inc.*	2,900	59,885
Raytheon Co.	5,186	250,951
Republic Services, Inc.	4,432	131,763
Robert Half Int’l., Inc.	2,031	47,830
Robinson (C.H.) Worldwide, Inc.	2,273	126,515
Rockwell Automation, Inc.	1,946	95,529
Rockwell Collins, Inc.	2,136	113,486

Roper Industries, Inc.	1,277	71,461
Ryder System, Inc.	727	29,247
Snap-On, Inc.	789	32,278
Southwest Airlines Co.	10,276	114,166
Stericycle, Inc.*	1,143	74,958
Textron, Inc.	3,728	63,264
Union Pacific Corp.	6,904	479,897
United Parcel Service, Inc. Cl B	13,470	766,308
United Technologies Corp.	12,621	819,229
Waste Management, Inc.	6,635	207,609
		13,095,574
INFORMATION TECHNOLOGY (10.1%)
Adobe Systems, Inc.*	7,106	187,812
Advanced Micro Devices, Inc.*	7,807	57,147
Agilent Technologies, Inc.*	4,713	133,991
Akamai Technologies, Inc.*	2,336	94,772
Altera Corp.	4,118	102,168
Amphenol Corp. Cl A	2,369	93,054
Analog Devices, Inc.	4,065	113,251
Apple, Inc.*	12,321	3,099,096
Applied Materials, Inc.	18,387	221,012
Autodesk, Inc.*	3,048	74,249
Automatic Data Processing, Inc.	6,882	277,069
BMC Software, Inc.*	2,468	85,467
Broadcom Corp. Cl A	5,898	194,457
CA, Inc.	5,317	97,833
Cisco Systems, Inc.*	76,814	1,636,906
Citrix Systems, Inc.*	2,520	106,420
Cognizant Technology Solutions*	4,093	204,896
Computer Sciences Corp.	2,123	96,066
Compuware Corp.*	3,068	24,483
Corning, Inc.	21,476	346,837
Dell, Inc.*	23,818	287,245
eBay, Inc.*	15,511	304,171
Electronic Arts, Inc.*	4,504	64,858
EMC Corp.*	28,054	513,388
Fidelity Nat’l. Information Svcs., Inc.	4,558	122,246
First Solar, Inc.*	664	75,583
Fiserv, Inc.*	2,078	94,881
FLIR Systems, Inc.*	2,072	60,274
Google, Inc.*	3,309	1,472,340
Harris Corp.	1,764	73,471
Hewlett-Packard Co.	31,954	1,382,969
Int’l. Business Machines Corp.	17,540	2,165,839
Intel Corp.	76,755	1,492,885
Intuit, Inc.*	4,294	149,302
Jabil Circuit, Inc.	2,636	35,059
JDS Uniphase Corp.*	3,077	30,278
Juniper Networks, Inc.*	7,125	162,593
KLA-Tencor Corp.	2,296	64,012
Lexmark International, Inc. Cl A*	1,071	35,375

Linear Technology Corp.	3,061	85,126
LSI Corp.*	8,971	41,267
MasterCard, Inc.	1,324	264,178
McAfee, Inc.*	2,125	65,280
MEMC Electronic Materials, Inc.*	3,080	30,430
Microchip Technology, Inc.	2,536	70,349
Micron Technology, Inc.*	11,555	98,102
Microsoft Corp.	104,096	2,395,244
Molex, Inc.	1,849	33,726
Monster Worldwide, Inc.*	1,766	20,574
Motorola, Inc.*	31,630	206,228
National Semiconductor Corp.	3,236	43,557
NetApp, Inc.*	4,746	177,073
Novell, Inc.*	4,759	27,031
Novellus Systems, Inc.*	1,305	33,095
Nvidia Corp.*	7,758	79,209
Oracle Corp.	53,290	1,143,603
Paychex, Inc.	4,431	115,073
QLogic Corp.*	1,502	24,963
QUALCOMM, Inc.	22,356	734,171
Red Hat, Inc.*	2,595	75,099
SAIC, Inc.*	3,991	66,809
Salesforce.com, inc.*	1,563	134,137
SanDisk Corp.*	3,180	133,783
Symantec Corp.*	10,796	149,848
Tellabs, Inc.	5,242	33,496
Teradata Corp.*	2,269	69,159
Teradyne, Inc.*	2,445	23,839
Texas Instruments, Inc.	16,687	388,473
Total System Services, Inc.	2,680	36,448
VeriSign, Inc.*	2,495	66,242
Visa, Inc. Cl A	6,282	444,452
Western Digital Corp.*	3,144	94,823
Western Union Co.	9,196	137,112
Xerox Corp.	18,920	152,117
Xilinx, Inc.	3,694	93,310
Yahoo!, Inc.*	16,130	223,078
		23,844,259
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	2,858	185,227
Airgas, Inc.	1,138	70,784
AK Steel Hldg. Corp.	1,515	18,059
Alcoa, Inc.	14,098	141,826
Allegheny Technologies, Inc.	1,357	59,966
Ball Corp.	1,264	66,777
Bemis Co., Inc.	1,489	40,203
CF Industries Hldgs., Inc.	988	62,689
Cliffs Natural Resources, Inc.	1,855	87,482
Dow Chemical Co.	15,587	369,724
Du Pont (E.I.) de Nemours & Co.	12,204	422,136

Eastman Chemical Co.	966	51,546
Ecolab, Inc.	3,196	143,532
FMC Corp.	1,004	57,660
Freeport-McMoRan Copper & Gold, Inc.	6,441	380,856
Int’l. Flavors & Fragrances, Inc.	1,085	46,026
International Paper Co.	5,939	134,400
MeadWestvaco Corp.	2,323	51,571
Monsanto Co.	7,450	344,339
Newmont Mining Corp.	6,487	400,507
Nucor Corp.	4,328	165,676
Owens-Illinois, Inc.*	2,261	59,803
Pactiv Corp.*	1,828	50,910
PPG Industries, Inc.	2,246	135,681
Praxair, Inc.	4,148	315,207
Sealed Air Corp.	2,169	42,773
Sherwin-Williams Co.	1,262	87,318
Sigma-Aldrich Corp.	1,662	82,817
Titanium Metals Corp.*	1,141	20,070
United States Steel Corp.	1,995	76,907
Vulcan Materials Co.	1,741	76,308
Weyerhaeuser Co.	2,896	101,939
		4,350,719
TELECOMMUNICATION SERVICES (1.6%)
American Tower Corp. Cl A*	5,502	244,839
AT&T, Inc.	81,055	1,960,720
CenturyTel, Inc.	4,102	136,638
Frontier Communications Corp.	4,294	30,530
MetroPCS Communications, Inc.*	3,529	28,903
Qwest Communications Int’l., Inc.	20,378	106,985
Sprint Nextel Corp.*	40,771	172,869
Verizon Communications, Inc.	38,460	1,077,649
Windstream Corp.	6,674	70,477
		3,829,610
UTILITIES (2.0%)
AES Corp.*	9,196	84,971
Allegheny Energy, Inc.	2,313	47,833
Ameren Corp.	3,255	77,371
American Electric Power Co., Inc.	6,512	210,338
CenterPoint Energy, Inc.	5,678	74,722
CMS Energy Corp.	3,135	45,928
Consolidated Edison, Inc.	3,837	165,375
Constellation Energy Group, Inc.	2,762	89,075
Dominion Resources, Inc.	8,089	313,368
DTE Energy Co.	2,298	104,812
Duke Energy Corp.	17,921	286,736
Edison International	4,445	140,995
Entergy Corp.	2,573	184,278
EQT Corp.	1,965	71,015
Exelon Corp.	8,952	339,907
FirstEnergy Corp.	4,162	146,627

Integrys Energy Group, Inc.	1,054	46,102
NextEra Energy, Inc.	5,635	274,763
Nicor, Inc.	616	24,948
NiSource, Inc.	3,788	54,926
Northeast Utilities	2,409	61,381
NRG Energy, Inc.*	3,432	72,793
Oneok, Inc.	1,455	62,929
Pepco Hldgs., Inc.	3,018	47,322
PG&E Corp.	5,087	209,076
Pinnacle West Capital Corp.	1,468	53,376
PPL Corp.	6,329	157,909
Progress Energy Enterprise	3,903	153,076
Public Svc. Enterprise Group, Inc.	6,913	216,584
Questar Corp.	2,379	108,221
SCANA Corp.	1,540	55,070
Sempra Energy	3,370	157,682
Southern Co.	11,213	373,169
TECO Energy, Inc.	2,964	44,667
Wisconsin Energy Corp.	1,602	81,285
Xcel Energy, Inc.	6,231	128,421
		4,767,051
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $146,994,467) 54.0%		127,029,839

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.06	09/09/10	700,000	699,778
U.S. Treasury Bill (1)	AAA	0.15	07/29/10	600,000	599,932
U.S. Treasury Bill (1)	AAA	0.15	07/29/10	100,000	99,988
					1,399,698
U.S. GOVERNMENT AGENCIES (1.3%)
FHLMC	AAA	0.04	07/13/10	3,000,000	2,999,963
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,399,801) 1.9%					4,399,661

TOTAL INDEXED ASSETS (Cost: $151,394,268) 55.9%					131,429,500

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
Amazon.com, Inc.*	3,882	424,147
Apollo Group, Inc.*	3,106	131,912
California Pizza Kitchen, Inc.*	21,800	330,270
Carter’s, Inc.*	12,076	316,995
CPI Corp.	12,600	282,492
Darden Restaurants, Inc.	5,750	223,388
Deckers Outdoor Corp.*	2,009	287,026
Dillard’s, Inc. Cl A	17,843	383,625
Disney (Walt) Co.	15,450	486,675
Family Dollar Stores, Inc.	8,630	325,265

Ford Motor Co.*	28,877	291,080
Fossil, Inc.*	4,150	144,005
G-III Apparel Group Ltd.*	8,042	184,081
Grand Canyon Education, Inc.*	12,616	295,593
Gymboree Corp.*	6,408	273,686
Johnson Controls, Inc.	13,457	361,590
Lincoln Educational Svcs. Corp.*	6,150	126,629
McDonald’s Corp.	8,838	582,159
NIKE, Inc. Cl B	6,230	420,837
OfficeMax, Inc.*	31,746	414,603
P.F. Chang’s China Bistro, Inc.	5,469	216,846
Pep Boys - Manny, Moe & Jack	21,160	187,478
Pinnacle Entertainment, Inc.*	35,217	333,153
Rent-A-Center, Inc.*	16,303	330,299
Shutterfly, Inc.*	20,309	486,604
Smith & Wesson Hldg. Corp.*	33,281	136,119
Sonic Corp.*	19,295	149,536
Sotheby’s	4,686	107,169
Staples, Inc.	13,765	262,223
Target Corp.	4,283	210,595
Time Warner Cable, Inc.	5,774	300,710
Time Warner, Inc.	9,715	280,861
Tupperware Brands Corp.	14,085	561,287
Urban Outfitters, Inc.*	6,962	239,423
Viacom, Inc. Cl B	11,030	346,011
Wolverine World Wide, Inc.	10,246	258,404
		10,692,776
CONSUMER STAPLES (2.9%)
American Italian Pasta Co. Cl A*	16,767	886,471
Constellation Brands, Inc. Cl A*	24,088	376,255
Dr. Pepper Snapple Group, Inc.	8,883	332,135
General Mills, Inc.	17,378	617,267
Hain Celestial Group, Inc.*	11,300	227,921
Kraft Foods, Inc. Cl A	14,648	410,144
Molson Coors Brewing Co. Cl B	9,187	389,161
Pantry, Inc.*	30,090	424,570
PepsiCo, Inc.	13,106	798,811
Proctor & Gamble Co.	14,251	854,775
Tyson Foods, Inc. Cl A	13,059	214,037
USANA Health Sciences, Inc.*	4,035	147,399
Vector Group Ltd.	8,355	140,531
Wal-Mart Stores, Inc.	18,982	912,465
		6,731,942
ENERGY (3.3%)
Apache Corp.	5,098	429,201
Brigham Exploration Co.*	43,202	664,447
ConocoPhillips	14,383	706,061
Ellora Energy, Inc.†***	21,800	218,000
Energy XXI (Bermuda) Ltd.*	14,628	230,830
Exxon Mobil Corp.	27,523	1,570,738
Halliburton Co.	16,960	416,368
Hess Corp.	4,929	248,126
MarkWest Energy Partners LP	15,127	494,955
McMoRan Exploration Co.*	98,316	1,092,291
National Oilwell Varco, Inc.	7,629	252,291
Noble Energy, Inc.	6,527	393,774
Occidental Petroleum Corp.	8,028	619,360

Range Resources Corp.	4,279	171,802
Southwestern Energy Co.*	3,255	125,773
Superior Well Services, Inc.*	4,743	79,303
T-3 Energy Services, Inc.*	4,380	122,202
		7,835,522
FINANCIALS (7.9%)
Allstate Corp.	17,375	499,184
AmTrust Financial Svcs., Inc.	6,242	75,154
Ashford Hospitality Trust, Inc.*	65,198	477,901
Aspen Insurance Hldgs. Ltd.	11,833	292,748
BancFirst Corp.	3,094	112,900
Bank Mutual Corp.	32,380	183,918
Bank of America Corp.	56,815	816,432
Bank of Marin Bancorp	2,260	72,162
Banner Corp.	13,760	27,245
BB&T Corp.	15,696	412,962
Berkshire Hathaway, Inc. Cl B*	9,479	755,382
Brookline Bancorp, Inc.	31,755	281,984
Bryn Mawr Bank Corp.	7,320	122,830
Capital One Financial Corp.	11,264	453,939
Chesapeake Lodging Trust*	8,660	137,001
Citigroup, Inc.*	90,729	341,141
Colonial Properties Trust	12,050	175,087
DiamondRock Hospitality Co.*	5,126	42,136
Dime Community Bancshares	13,335	164,421
EastGroup Properties, Inc.	3,180	113,144
Ellington Financial LLC†***	21,000	414,750
FBR Capital Markets Corp.*	18,503	61,615
Financial Select Sector SPDR Fund	47,906	661,582
First Financial Bancorp.	10,925	163,329
First Interstate BancSytem, Inc.	6,346	99,823
First Niagara Financial Group, Inc.	17,620	220,779
Forest City Enterprises, Inc. Cl A*	23,340	264,209
Glacier Bancorp, Inc.	16,879	247,615
Goldman Sachs Group, Inc.	3,608	473,622
Highwoods Properties, Inc.	10,466	290,536
IBERIABANK Corp.	2,955	152,123
Investors Bancorp, Inc.*	10,910	143,139
iShares Russell 2000 Growth Index Fund	10,900	725,722
JPMorgan Chase & Co.	27,126	993,083
KKR Financial Hldgs. LLC	17,020	126,969
Marlin Business Svcs. Corp.*	18,753	226,724
MB Financial, Inc.	6,460	118,799
Meadowbrook Insurance Group, Inc.	36,043	311,051
Medical Properties Trust, Inc.	7,877	74,359
MFA Financial, Inc.	13,189	97,599
Mid-America Apt. Communities, Inc.	3,599	185,241
National Retail Pptys., Inc.	9,339	200,228
NBH Hldgs. Co.†***	16,887	329,297
NewAlliance Bancshares, Inc.	26,144	293,074
Northwest Bancshares, Inc.	16,273	186,651
Pennsylvania REIT	23,297	284,689
People’s United Financial, Inc.	23,427	316,265
PHH Corp.*	12,742	242,608
PMA Capital Corp. Cl A*	26,214	171,702
ProAssurance Corp.*	5,952	337,836
Prosperity Bancshares, Inc.	3,990	138,653
PS Business Parks, Inc.	3,220	179,612

S.Y. Bancorp, Inc.	16,131	370,690
SeaBright Insurance Hldgs., Inc.	25,564	242,347
Senior Housing Pptys. Trust	22,807	458,649
Signature Bank*	12,397	471,210
Simon Property Group, Inc.	5,515	445,336
Stifel Financial Corp.*	4,446	192,912
SVB Financial Group*	6,510	268,407
Symetra Financial Corp.	7,830	93,960
U.S. Bancorp	16,101	359,857
UMB Financial Corp.	3,300	117,348
United Westen Bancorp, Inc.	47,045	37,636
Wells Fargo & Co.	32,554	833,382
Westamerica Bancorporation	6,267	329,143
Westfield Financial, Inc.	16,919	140,935
		18,652,767
HEALTH CARE (5.4%)
Abbott Laboratories	17,297	809,154
Abiomed, Inc.*	33,115	320,553
Acorda Therapeutics, Inc.*	6,625	206,104
Allied Healthcare Int’l., Inc.*	36,354	84,341
Almost Family, Inc.*	6,422	224,320
Alnylam Pharmaceuticals, Inc.*	3,720	55,874
Alphatec Hldgs., Inc.*	84,658	392,813
American Medical Systems Hldgs., Inc.*	8,392	185,631
Auxilium Pharmaceuticals, Inc.*	4,205	98,818
Bruker Corp.*	8,975	109,136
Celgene Corp.*	7,151	363,414
Conceptus, Inc.*	21,440	334,035
Cyberonics, Inc.*	10,174	240,920
Emergent Biosolutions, Inc.*	9,326	152,387
Enzon Pharmaceuticals, Inc.*	89,122	949,149
ev3, Inc.*	8,511	190,732
Exelixis, Inc.*	32,021	111,113
Genoptix, Inc.*	10,670	183,524
Geron Corp.*	12,100	60,742
Gilead Sciences, Inc.*	13,237	453,764
HMS Hldgs. Corp.*	5,124	277,823
Human Genome Sciences, Inc.*	8,531	193,312
Inspire Pharmaceuticals, Inc.*	19,068	95,149
Johnson & Johnson	18,208	1,075,364
Laboratory Corp. of America Hldgs.*	4,094	308,483
MAP Pharmaceuticals, Inc.*	3,435	45,067
McKesson Corp.	7,347	493,425
MedAssets, Inc.*	11,818	272,759
Medco Health Solutions, Inc.*	5,571	306,851
Medtronic, Inc.	7,615	276,196
Merck & Co., Inc.	23,708	829,069
Mylan, Inc.*	23,101	393,641
Neogen Corp.*	10,457	272,405
NuVasive, Inc.*	6,452	228,788
Omnicell, Inc.*	16,276	190,266
Onyx Pharmaceuticals, Inc.*	5,904	127,467
Optimer Pharmaceuticals, Inc.*	6,218	57,641
OSI Pharmaceuticals, Inc. - rights*	1,570	0
Quidel Corp.*	2,100	26,649
Regeneron Pharmaceuticals, Inc.*	3,835	85,597
RehabCare Group, Inc.*	5,290	115,216
Salix Pharmaceuticals Ltd.*	8,822	344,323

Seattle Genetics, Inc.*	14,215	170,438
St. Jude Medical, Inc.*	4,762	171,861
Steris Corp.	13,600	422,688
SXC Health Solutions Corp.*	2,064	151,188
UnitedHealth Group, Inc.	5,182	147,169
		12,605,359
INDUSTRIALS (5.4%)
Acco Brands Corp.*	26,602	132,744
Actuant Corp. Cl A	17,167	323,255
Administaff, Inc.	3,590	86,734
Aircastle Ltd.	21,719	170,494
Alaska Air Group, Inc.*	6,962	312,942
Ameron International Corp.	6,678	402,884
Astec Industries, Inc.*	6,745	187,039
ATC Technology Corp.*	9,300	149,916
AZZ, Inc.	11,397	419,068
Belden, Inc.	4,940	108,680
Boeing Co.	11,387	714,534
Cummins, Inc.	5,781	376,517
EMCOR Group, Inc.*	6,310	146,203
Encore Wire Corp.	14,281	259,771
Expeditors Int’l. of Wash.	10,621	366,531
FedEx Corp.	5,793	406,147
Flowserve Corp.	2,941	249,397
General Electric Co.	66,974	965,765
Genesee & Wyoming, Inc. Cl A*	16,037	598,340
Graham Corp.	13,086	196,159
Great Lakes Dredge & Dock Co.	31,176	187,056
Healthcare Svcs. Group, Inc.	6,925	131,229
Hub Group, Inc. Cl A*	6,732	202,027
Illinois Tool Works, Inc.	8,647	356,948
JetBlue Airways Corp*	26,040	142,960
Kaydon Corp.	14,563	478,540
Miller Industries, Inc.	22,160	298,495
Mueller Industries, Inc.	16,976	417,610
Old Dominion Freight Line, Inc.*	16,831	591,441
Orion Marine Group, Inc.*	22,105	313,891
Powell Industries, Inc.*	4,556	124,561
RBC Bearings, Inc.*	7,503	217,512
Robbins & Myers, Inc.	10,874	236,401
SFN Group, Inc.*	54,702	298,673
Southwest Airlines Co.	24,059	267,295
Stanley, Inc.*	2,717	101,561
Sun Hydraulics Corp.	9,673	226,929
Teledyne Technologies, Inc.*	6,916	266,819
Tutor Perini Corp.*	27,724	456,892
Union Pacific Corp.	4,050	281,516
United Technologies Corp.	8,098	525,641
		12,697,117
INFORMATION TECHNOLOGY (8.2%)
Adobe Systems, Inc.*	9,133	241,385
Adtran, Inc.	7,693	209,788
Advanced Energy Industries, Inc.*	15,656	192,412
Anixter International, Inc.*	4,212	179,431
Apple, Inc.*	6,183	1,555,210
Ariba, Inc.*	11,519	183,498
Automatic Data Processing, Inc.	6,911	278,237

Brooks Automation, Inc.*	21,220	164,031
Ceragon Networks Ltd.*	18,044	133,526
Cirrus Logic, Inc.*	9,556	151,080
Cisco Systems, Inc.*	35,699	760,746
Cognizant Technology Solutions*	5,016	251,101
Coherent, Inc.*	4,798	164,571
Commvault Systems, Inc.*	7,458	167,805
comScore, Inc.*	11,057	182,109
CyberSource Corp.*	8,603	219,635
DemandTec, Inc.*	11,325	76,444
EMC Corp.*	12,745	233,234
Fairchild Semiconductor Int’l., Inc.*	4,500	37,845
FormFactor, Inc.*	4,051	43,751
Forrester Research, Inc.*	9,850	298,061
Global Cash Access Hldgs., Inc.*	69,937	504,246
Google, Inc.*	1,582	703,911
Harmonic, Inc.*	7,114	38,700
Hewlett-Packard Co.	16,799	727,061
iGATE Corp.	9,700	124,354
Informatica Corp.*	18,547	442,902
Int’l. Business Machines Corp.	7,753	957,340
Intel Corp.	27,487	534,622
Intevac, Inc.*	14,498	154,694
JDA Software Group, Inc.*	7,000	153,860
KLA-Tencor Corp.	7,920	220,810
Lawson Software, Inc.*	26,164	190,997
LogMeIn, Inc.*	11,809	309,750
Mercury Computer Systems, Inc.*	16,650	195,305
Microsemi Corp.*	22,968	336,022
Microsoft Corp.	35,159	809,009
MKS Instruments, Inc.*	19,679	368,391
Monolithic Power Systems, Inc.*	8,673	154,900
Monotype Imaging Hldgs., Inc.*	15,771	142,097
Oracle Corp.	27,064	580,793
Parametric Technology Corp.*	32,308	506,266
Plexus Corp.*	16,815	449,633
Polycom, Inc.*	5,208	155,146
QUALCOMM, Inc.	12,512	410,894
Rackspace Hosting, Inc.*	8,800	161,392
RightNow Technologies, Inc.*	11,942	187,370
Riverbed Technology, Inc.*	8,372	231,235
Rogers Corp.*	6,640	184,393
Salesforce.com, inc.*	4,862	417,257
Sapient Corp.	13,840	140,338
SAVVIS, Inc.*	8,825	130,169
Semtech Corp.*	10,901	178,449
Solera Hldgs., Inc.	5,617	203,335
Sourcefire, Inc.*	10,384	197,296
SuccessFactors, Inc.*	8,111	168,628
Super Micro Computer, Inc.*	26,674	360,099
Sybase, Inc.*	2,279	147,360
Synaptics, Inc.*	4,510	124,025
Take-Two Interactive Software, Inc.*	12,750	114,750
Texas Instruments, Inc.	14,375	334,650
Tibco Software, Inc.*	46,622	562,261
Virtusa Corp.*	6,169	57,557
Websense, Inc.*	17,886	338,045
Xyratex Ltd.*	12,175	172,276
Yahoo!, Inc.*	12,024	166,292
		19,472,780

MATERIALS (2.4%)
Allied Nevada Gold Corp.*	10,123	199,221
Ball Corp.	6,198	327,440
Buckeye Technologies, Inc.*	12,700	126,365
Commercial Metals Co.	21,748	287,509
Crown Hldgs., Inc.*	27,846	697,264
Cytec Industries, Inc.	6,905	276,131
Dow Chemical Co.	12,327	292,396
Eastman Chemical Co.	6,638	354,204
FMC Corp.	6,627	380,589
Freeport-McMoRan Copper & Gold, Inc.	4,333	256,210
Innophos Hldgs., Inc.	10,171	265,260
Kaiser Aluminum Corp.	9,690	335,952
Silgan Hldgs., Inc.	25,128	713,133
Taseko Mines Ltd.*	101,799	435,700
US Gold Corp.*	105,791	530,013
Zep, Inc.	11,617	202,600
		5,679,987
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	29,770	720,136
Consolidated Comms. Hldgs., Inc.	30,854	524,827
Qwest Communications Int’l., Inc.	50,803	266,716
Sprint Nextel Corp.*	65,760	278,822
Syniverse Hldgs., Inc.*	25,752	526,628
		2,317,129
UTILITIES (1.3%)
Avista Corp.	16,118	314,785
Black Hills Corp.	4,501	128,143
Dominion Resources, Inc.	10,535	408,126
Edison International	6,093	193,270
Entergy Corp.	1,646	117,887
Idacorp, Inc.	7,158	238,147
Northwest Natural Gas Co.	5,314	231,531
PNM Resources, Inc.	17,863	199,708
PPL Corp.	6,756	168,562
Public Svc. Enterprise Group, Inc.	11,869	371,856
Sempra Energy	5,540	259,217
Unisource Energy Corp.	10,253	309,436
		2,940,668
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $97,957,958) 42.4%		99,626,047

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	90,448
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS
(Cost: $55,600) 0.0% (3)		90,448

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	460,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $457,351) 0.0%					0

ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.9%)
FHLMC	AAA	0.04	07/13/10	2,000,000	1,999,971
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $1,999,971) 0.9%					1,999,971

TOTAL ACTIVE ASSETS (Cost: $100,470,880) 43.3%					101,716,466

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,974,500) 0.8%					1,974,500

TOTAL INVESTMENTS (Cost: $253,839,648) 100.0%					235,120,466

OTHER NET ASSETS 0.0% (3)					76,346

NET ASSETS 100.0%					$235,196,812

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
CPI Corp.	95,670	2,144,921
Dillard’s, Inc. Cl A	135,823	2,920,195
Pep Boys - Manny, Moe & Jack	161,538	1,431,227
Rent-A-Center, Inc.*	127,026	2,573,547
Shutterfly, Inc.*	49,670	1,190,093
Tupperware Brands Corp.	51,823	2,065,147
Wolverine World Wide, Inc.	78,085	1,969,304
		14,294,434
CONSUMER STAPLES (5.0%)
American Italian Pasta Co. Cl A*	170,887	9,034,792
Pantry, Inc.*	75,120	1,059,943
Vector Group Ltd.	51,852	872,151
		10,966,886
ENERGY (5.4%)
Brigham Exploration Co.*	105,620	1,624,436
Ellora Energy, Inc.†***	119,800	1,198,000
Energy XXI (Bermuda) Ltd.*	67,704	1,068,369
MarkWest Energy Partners LP	84,471	2,763,891
McMoRan Exploration Co.*	360,410	4,004,155
Superior Well Services, Inc.*	36,739	614,276
T-3 Energy Services, Inc.*	19,583	546,366
		11,819,493
FINANCIALS (32.0%)
AmTrust Financial Svcs., Inc.	48,550	584,542
Ashford Hospitality Trust, Inc.*	415,444	3,045,205
Aspen Insurance Hldgs. Ltd.	92,870	2,297,604
BancFirst Corp.	24,088	878,971
Bank Mutual Corp.	252,304	1,433,087
Bank of Marin Bancorp	17,190	548,877
Banner Corp.	107,000	211,860
Brookline Bancorp, Inc.	247,394	2,196,859
Bryn Mawr Bank Corp.	55,590	932,800
Chesapeake Lodging Trust*	65,810	1,041,114
Colonial Properties Trust	92,850	1,349,111
DiamondRock Hospitality Co.*	39,110	321,484
Dime Community Bancshares	101,390	1,250,139
EastGroup Properties, Inc.	24,130	858,545
Ellington Financial LLC†***	123,900	2,447,025
FBR Capital Markets Corp.*	141,480	471,128
First Interstate BancSytem, Inc.	48,232	758,689
First Niagara Financial Group, Inc.	137,256	1,719,818
Forest City Enterprises, Inc. Cl A*	179,920	2,036,694
Glacier Bancorp, Inc.	133,149	1,953,296
Highwoods Properties, Inc.	80,296	2,229,017
IBERIABANK Corp.	23,020	1,185,070
Investors Bancorp, Inc.*	82,810	1,086,467
KKR Financial Hldgs. LLC	130,210	971,367
Marlin Business Svcs. Corp.*	124,218	1,501,796
MB Financial, Inc.	49,120	903,317
Meadowbrook Insurance Group, Inc.	276,483	2,386,048
Medical Properties Trust, Inc.	61,392	579,540
MFA Financial, Inc.	100,557	744,122

Mid-America Apt. Communities, Inc.	27,613	1,421,241
National Retail Pptys., Inc.	71,380	1,530,387
NBH Hldgs. Co.†***	98,458	1,919,931
NewAlliance Bancshares, Inc.	203,711	2,283,600
Northwest Bancshares, Inc.	123,678	1,418,587
Pennsylvania REIT	178,034	2,175,575
PHH Corp.*	97,380	1,854,115
PMA Capital Corp. Cl A*	205,703	1,347,355
ProAssurance Corp.*	45,656	2,591,435
Prosperity Bancshares, Inc.	30,730	1,067,868
S.Y. Bancorp, Inc.	70,896	1,629,190
SeaBright Insurance Hldgs., Inc.	198,956	1,886,103
Senior Housing Pptys. Trust	100,291	2,016,852
Signature Bank*	47,367	1,800,420
SVB Financial Group*	49,410	2,037,174
Symetra Financial Corp.	59,913	718,956
UMB Financial Corp.	25,240	897,534
United Westen Bancorp, Inc.	369,287	295,430
Westamerica Bancorporation	48,835	2,564,814
Westfield Financial, Inc.	131,795	1,097,852
		70,478,011
HEALTH CARE (4.6%)
Abiomed, Inc.*	33,482	324,106
Allied Healthcare Int’l., Inc.*	278,102	645,197
Alphatec Hldgs., Inc.*	318,168	1,476,300
American Medical Systems Hldgs., Inc.*	64,546	1,427,758
Conceptus, Inc.*	102,112	1,590,905
Enzon Pharmaceuticals, Inc.*	360,565	3,840,017
RehabCare Group, Inc.*	40,440	880,783
		10,185,066
INDUSTRIALS (16.0%)
Actuant Corp. Cl A	129,150	2,431,895
Administaff, Inc.	27,210	657,394
Aircastle Ltd.	165,268	1,297,354
Alaska Air Group, Inc.*	53,140	2,388,643
Ameron International Corp.	51,045	3,079,545
ATC Technology Corp.*	71,690	1,155,643
AZZ, Inc.	48,747	1,792,427
EMCOR Group, Inc.*	48,290	1,118,879
Encore Wire Corp.	109,050	1,983,620
Genesee & Wyoming, Inc. Cl A*	73,434	2,739,823
Great Lakes Dredge & Dock Co.	86,986	521,916
Kaydon Corp.	74,907	2,461,444
Miller Industries, Inc.	168,620	2,271,311
Mueller Industries, Inc.	128,922	3,171,481
Old Dominion Freight Line, Inc.*	80,465	2,827,540
Orion Marine Group, Inc.*	167,855	2,383,541
SFN Group, Inc.*	186,900	1,020,474
Tutor Perini Corp.*	125,207	2,063,411
		35,366,341
INFORMATION TECHNOLOGY (9.3%)
Advanced Energy Industries, Inc.*	59,260	728,305
Anixter International, Inc.*	32,803	1,397,408
Cirrus Logic, Inc.*	73,070	1,155,237
Coherent, Inc.*	36,671	1,257,815
DemandTec, Inc.*	86,192	581,796
Fairchild Semiconductor Int’l., Inc.*	34,410	289,388

Global Cash Access Hldgs., Inc.*	240,733	1,735,685
Informatica Corp.*	35,230	841,292
Microsemi Corp.*	76,350	1,117,001
MKS Instruments, Inc.*	77,214	1,445,446
Parametric Technology Corp.*	87,014	1,363,509
Plexus Corp.*	37,310	997,669
Semtech Corp.*	83,350	1,364,440
Super Micro Computer, Inc.*	38,820	524,070
Sybase, Inc.*	36,031	2,329,764
Tibco Software, Inc.*	203,133	2,449,784
Websense, Inc.*	49,647	938,328
		20,516,937
MATERIALS (9.8%)
Buckeye Technologies, Inc.*	97,160	966,742
Commercial Metals Co.	169,390	2,239,336
Crown Hldgs., Inc.*	212,989	5,333,245
Cytec Industries, Inc.	53,253	2,129,587
Kaiser Aluminum Corp.	73,630	2,552,752
Silgan Hldgs., Inc.	145,480	4,128,722
Taseko Mines Ltd.*	778,442	3,331,732
US Gold Corp.*	177,546	889,505
		21,571,621
TELECOMMUNICATION SERVICES (1.8%)
Consolidated Comms. Hldgs., Inc.	117,498	1,998,641
Syniverse Hldgs., Inc.*	92,424	1,890,071
		3,888,712
UTILITIES (4.9%)
Avista Corp.	123,693	2,415,724
Black Hills Corp.	34,503	982,300
Idacorp, Inc.	54,510	1,813,548
Northwest Natural Gas Co.	40,493	1,764,280
PNM Resources, Inc.	136,094	1,521,531
Unisource Energy Corp.	79,227	2,391,071
		10,888,454
TOTAL COMMON STOCKS (Cost: $196,887,235) 95.3%		209,975,955

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	692,191
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		692,191

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,879,117) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	AAA	0.00	07/06/10	2,000,000	2,000,000
FNMA	AAA	0.07	07/21/10	900,000	899,965
					2,899,965
COMMERCIAL PAPER (2.3%)
General Electric Co.	A-1+	0.12	07/14/10	5,000,000	4,999,783
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,899,748) 3.6%					7,899,748

TOTAL INVESTMENTS (Cost: $207,091,600) 99.2%					218,567,894

OTHER NET ASSETS 0.8%					1,689,751

NET ASSETS 100.0%					$220,257,645

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
California Pizza Kitchen, Inc.*	166,872	2,528,111
Carter’s, Inc.*	91,846	2,410,958
Deckers Outdoor Corp.*	15,299	2,185,768
Fossil, Inc.*	31,613	1,096,971
G-III Apparel Group Ltd.*	61,233	1,401,623
Grand Canyon Education, Inc.*	96,548	2,262,120
Gymboree Corp.*	48,800	2,084,248
Lincoln Educational Svcs. Corp.*	45,625	939,419
OfficeMax, Inc.*	241,513	3,154,160
P.F. Chang’s China Bistro, Inc.	41,830	1,658,560
Pinnacle Entertainment, Inc.*	267,932	2,534,637
Shutterfly, Inc.*	105,098	2,518,148
Smith & Wesson Hldg. Corp.*	253,465	1,036,672
Sonic Corp.*	147,656	1,144,334
Sotheby’s	35,529	812,548
Tupperware Brands Corp.	55,647	2,217,533
		29,985,810
CONSUMER STAPLES (2.9%)
Hain Celestial Group, Inc.*	86,061	1,735,850
Pantry, Inc.*	152,616	2,153,412
USANA Health Sciences, Inc.*	30,699	1,121,434
Vector Group Ltd.	63,894	1,074,697
		6,085,393
ENERGY (4.7%)
Brigham Exploration Co.*	224,533	3,453,318
Energy XXI (Bermuda) Ltd.*	43,961	693,705
MarkWest Energy Partners LP	33,268	1,088,529
McMoRan Exploration Co.*	378,263	4,202,499
T-3 Energy Services, Inc.*	13,962	389,540
		9,827,591
FINANCIALS (6.7%)
First Financial Bancorp.	83,681	1,251,031
iShares Russell 2000 Growth Index Fund	82,950	5,522,806
PS Business Parks, Inc.	24,650	1,374,977
S.Y. Bancorp, Inc.	51,638	1,186,641
Senior Housing Pptys. Trust	74,578	1,499,764
Signature Bank*	47,137	1,791,677
Stifel Financial Corp.*	33,997	1,475,130
		14,102,026
HEALTH CARE (20.6%)
Abiomed, Inc.*	219,397	2,123,763
Acorda Therapeutics, Inc.*	50,204	1,561,846
Almost Family, Inc.*	48,757	1,703,082
Alnylam Pharmaceuticals, Inc.*	28,510	428,220
Alphatec Hldgs., Inc.*	338,914	1,572,561
Auxilium Pharmaceuticals, Inc.*	32,219	757,147
Bruker Corp.*	68,275	830,224
Conceptus, Inc.*	61,582	959,448
Cyberonics, Inc.*	77,511	1,835,460
Emergent Biosolutions, Inc.*	71,397	1,166,627
Enzon Pharmaceuticals, Inc.*	319,464	3,402,292

ev3, Inc.*	64,683	1,449,546
Exelixis, Inc.*	245,099	850,494
Genoptix, Inc.*	81,128	1,395,402
Geron Corp.*	91,696	460,314
HMS Hldgs. Corp.*	39,108	2,120,436
Human Genome Sciences, Inc.*	64,936	1,471,450
Inspire Pharmaceuticals, Inc.*	145,909	728,086
MAP Pharmaceuticals, Inc.*	26,007	341,212
MedAssets, Inc.*	90,505	2,088,855
Neogen Corp.*	79,626	2,074,257
NuVasive, Inc.*	49,148	1,742,788
Omnicell, Inc.*	124,598	1,456,551
Onyx Pharmaceuticals, Inc.*	45,190	975,652
Optimer Pharmaceuticals, Inc.*	47,604	441,289
Quidel Corp.*	15,900	201,771
Regeneron Pharmaceuticals, Inc.*	29,188	651,476
Salix Pharmaceuticals Ltd.*	67,041	2,616,610
Seattle Genetics, Inc.*	109,377	1,311,430
Steris Corp.	103,389	3,213,330
SXC Health Solutions Corp.*	15,608	1,143,286
		43,074,905
INDUSTRIALS (12.8%)
Acco Brands Corp.*	197,748	986,763
Astec Industries, Inc.*	51,660	1,432,532
AZZ, Inc.	38,130	1,402,040
Belden, Inc.	37,836	832,392
Genesee & Wyoming, Inc. Cl A*	50,613	1,888,371
Graham Corp.	99,250	1,487,758
Great Lakes Dredge & Dock Co.	150,125	900,750
Healthcare Svcs. Group, Inc.	52,750	999,613
Hub Group, Inc. Cl A*	51,483	1,545,005
JetBlue Airways Corp*	198,229	1,088,277
Kaydon Corp.	35,925	1,180,496
Old Dominion Freight Line, Inc.*	50,793	1,784,866
Powell Industries, Inc.*	34,523	943,859
RBC Bearings, Inc.*	57,125	1,656,054
Robbins & Myers, Inc.	82,682	1,797,507
SFN Group, Inc.*	169,967	928,020
Stanley, Inc.*	20,665	772,458
Sun Hydraulics Corp.	74,184	1,740,357
Teledyne Technologies, Inc.*	52,422	2,022,441
Tutor Perini Corp.*	86,338	1,422,850
		26,812,409
INFORMATION TECHNOLOGY (28.1%)
Adtran, Inc.	58,491	1,595,050
Advanced Energy Industries, Inc.*	59,892	736,073
Ariba, Inc.*	87,183	1,388,825
Brooks Automation, Inc.*	160,910	1,243,834
Ceragon Networks Ltd.*	137,146	1,014,880
Commvault Systems, Inc.*	56,805	1,278,113
comScore, Inc.*	84,016	1,383,744
CyberSource Corp.*	65,459	1,671,168
FormFactor, Inc.*	30,074	324,799
Forrester Research, Inc.*	74,830	2,264,356
Global Cash Access Hldgs., Inc.*	296,959	2,141,074
Harmonic, Inc.*	54,134	294,489
iGATE Corp.	73,473	941,924
Informatica Corp.*	106,011	2,531,543
Intevac, Inc.*	110,315	1,177,061

JDA Software Group, Inc.*	53,150	1,168,237
Lawson Software, Inc.*	199,219	1,454,299
LogMeIn, Inc.*	88,076	2,310,233
Mercury Computer Systems, Inc.*	126,759	1,486,883
Microsemi Corp.*	99,129	1,450,257
MKS Instruments, Inc.*	74,570	1,395,950
Monolithic Power Systems, Inc.*	66,417	1,186,208
Monotype Imaging Hldgs., Inc.*	119,538	1,077,037
Parametric Technology Corp.*	161,282	2,527,289
Plexus Corp.*	91,743	2,453,208
Polycom, Inc.*	39,855	1,187,280
Rackspace Hosting, Inc.*	66,861	1,226,231
RightNow Technologies, Inc.*	90,924	1,426,598
Riverbed Technology, Inc.*	63,551	1,755,279
Rogers Corp.*	50,492	1,402,163
Sapient Corp.	105,924	1,074,069
SAVVIS, Inc.*	65,838	971,111
Solera Hldgs., Inc.	42,945	1,554,609
Sourcefire, Inc.*	79,012	1,501,228
SuccessFactors, Inc.*	62,023	1,289,458
Super Micro Computer, Inc.*	164,435	2,219,873
Synaptics, Inc.*	34,493	948,558
Take-Two Interactive Software, Inc.*	97,050	873,450
Tibco Software, Inc.*	147,061	1,773,556
Virtusa Corp.*	46,945	437,997
Websense, Inc.*	86,278	1,630,654
Xyratex Ltd.*	92,613	1,310,474
		59,079,122
MATERIALS (4.5%)
Allied Nevada Gold Corp.*	77,562	1,526,420
Innophos Hldgs., Inc.	77,246	2,014,576
Silgan Hldgs., Inc.	47,366	1,344,247
US Gold Corp.*	636,404	3,188,384
Zep, Inc.	79,186	1,381,004
		9,454,631
TELECOMMUNICATION SERVICES (2.0%)
Consolidated Comms. Hldgs., Inc.	118,601	2,017,403
Syniverse Hldgs., Inc.*	103,651	2,119,663
		4,137,066
TOTAL COMMON STOCKS
(Cost: $182,260,553) 96.6%		202,558,953

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	AAA	0.12	08/26/10	2,100,000	2,099,608
U.S. GOVERNMENT AGENCIES (4.9%)
FHLB	AAA	0.00	07/06/10	8,000,000	7,999,999
FHLB	AAA	0.18	07/16/10	2,260,000	2,259,830
					10,259,829
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $12,359,437) 5.9%					12,359,437

TOTAL INVESTMENTS
(Cost: $194,619,990) 102.5%					214,918,390

OTHER NET ASSETS -2.5%					(5,267,327)

NET ASSETS 100.0%					$209,651,063

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.4%)
Burger King Hldgs., Inc.	17,480	294,363
Cablevision Systems Corp. Cl A	12,950	310,930
CBS Corp. Cl B	28,910	373,806
Discovery Communications, Inc. Cl C*	5,662	175,126
DreamWorks Animation SKG Cl A*	6,790	193,855
Fortune Brands, Inc.	5,235	205,107
GameStop Corp. Cl A*	5,220	98,084
Lamar Advertising Co. Cl A*	9,290	227,791
Mohawk Industries, Inc.*	4,857	222,256
Newell Rubbermaid, Inc.	25,511	373,481
Penney (J.C.) Co., Inc.	3,634	78,058
Polo Ralph Lauren Corp.	6,287	458,700
Rent-A-Center, Inc.*	11,925	241,601
Skechers U.S.A., Inc. Cl A*	5,170	188,808
Stanley Black & Decker, Inc.	5,826	294,329
V.F. Corp.	9,831	699,771
		4,436,066
CONSUMER STAPLES (5.7%)
Avon Products, Inc.	12,116	321,074
Clorox Co.	5,345	332,245
J.M. Smucker Co.	6,705	403,775
Molson Coors Brewing Co. Cl B	9,140	387,170
Safeway, Inc.	17,280	339,725
Vector Group Ltd.	39,702	667,788
		2,451,777
ENERGY (6.8%)
Arch Coal, Inc.	17,840	353,410
Denbury Resources, Inc.*	21,020	307,733
Enterprise Products Partners LP	6,224	220,143
Noble Energy, Inc.	8,310	501,342
Plains Exploration & Production Co.*	12,590	259,480
Pride International, Inc.*	15,300	341,802
Range Resources Corp.	14,211	570,572
Spectra Energy Corp.	17,321	347,632
		2,902,114
FINANCIALS (24.5%)
American Financial Group, Inc.	22,287	608,881
Ameriprise Financial, Inc.	15,376	555,535
Annaly Capital Mgmt., Inc.	17,048	292,373
Aon Corp.	12,975	481,632
Associated Banc-Corp.	34,671	425,066
Assurant, Inc.	7,564	262,471
BOK Financial Corp.	11,721	556,396
Boston Properties, Inc.	5,770	411,632
Cullen/Frost Bankers, Inc.	5,840	300,176
Developers Diversified Realty Corp.	12,145	120,236
Discover Financial Svcs.	5,967	83,419
Equity Residential	16,783	698,844
Everest Re Group Ltd.	5,626	397,871
Fulton Financial Corp.	39,399	380,200
Genworth Financial, Inc. Cl A*	17,034	222,634
HCC Insurance Hldgs., Inc.	5,020	124,295
Host Hotels & Resorts, Inc.	34,058	459,102
Marsh & McLennan Cos., Inc.	12,252	276,283
National Retail Pptys., Inc.	16,280	349,043

People’s United Financial, Inc.	40,023	540,311
Principal Financial Grp., Inc.	6,644	155,735
Progressive Corp.	17,732	331,943
ProLogis	32,068	324,849
Public Storage	5,050	443,946
SPDR KBW Regional Banking ETF	19,970	461,107
StanCorp Financial Group, Inc.	12,752	516,966
Vornado Realty Trust	9,723	709,293
		10,490,239
HEALTH CARE (6.3%)
AmerisourceBergen Corp.	17,434	553,530
CIGNA Corp.	11,344	352,345
Hospira, Inc.*	9,214	529,344
Laboratory Corp. of America Hldgs.*	4,550	342,843
Mednax, Inc.*	3,610	200,752
Mettler-Toledo Int’l., Inc.*	4,944	551,899
Mylan, Inc.*	8,800	149,952
		2,680,665
INDUSTRIALS (10.3%)
Alliant TechSystems, Inc.*	4,777	296,461
Con-way, Inc.	7,320	219,746
Donnelley (R.R.) & Sons Co.	21,092	345,276
Flowserve Corp.	2,880	244,224
General Cable Corp.*	11,630	309,940
ITT Corp.	4,899	220,063
Joy Global, Inc.	8,110	406,230
Kirby Corp.*	13,650	522,113
L-3 Communications Hldgs., Inc.	3,310	234,480
Lincoln Electric Hldgs., Inc.	5,929	302,320
Precision Castparts Corp.	5,791	596,010
Shaw Group, Inc.*	11,230	384,291
Southwest Airlines Co.	15,621	173,549
Timken Co.	6,760	175,692
		4,430,395
INFORMATION TECHNOLOGY (6.3%)
Amdocs Ltd.*	13,402	359,844
Harris Corp.	6,740	280,721
Lender Processing Svcs., Inc.	5,310	166,256
McAfee, Inc.*	4,540	139,469
NCR Corp.*	23,536	285,256
Sybase, Inc.*	12,501	808,315
Teradata Corp.*	12,406	378,135
Xerox Corp.	36,231	291,297
		2,709,293
MATERIALS (10.4%)
Agnico-Eagle Mines Ltd.	7,257	441,080
CF Industries Hldgs., Inc.	4,640	294,408
Crown Hldgs., Inc.*	51,378	1,286,502
Cytec Industries, Inc.	13,332	533,147
Eastman Chemical Co.	7,251	386,913
Lubrizol Corp.	8,662	695,645
Sonoco Products Co.	21,391	651,998
Steel Dynamics, Inc.	13,681	180,452
		4,470,145
TELECOMMUNICATION SERVICES (1.9%)
CenturyTel, Inc.	13,901	463,042
Windstream Corp.	35,050	370,128
		833,170

UTILITIES (9.6%)
AES Corp.*	32,020	295,865
American Electric Power Co., Inc.	16,061	518,770
Edison International	18,275	579,683
Energen Corp.	13,697	607,188
Entergy Corp.	6,208	444,617
ITC Hldgs. Corp.	5,940	314,285
PG&E Corp.	14,078	578,606
PPL Corp.	12,669	316,092
Sempra Energy	9,843	460,554
		4,115,660
TOTAL COMMON STOCKS
(Cost: $42,979,567) 92.2%		39,519,524

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.7%)
U.S. Treasury Bill	AAA	0.12	08/26/10	2,000,000	1,999,627
U.S. GOVERNMENT AGENCIES (2.3%)
FHLMC	AAA	0.04	07/13/10	1,000,000	999,987
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $2,999,614) 7.0%					2,999,614

TOTAL INVESTMENTS
(Cost: $45,979,181) 99.2%					42,519,138

OTHER NET ASSETS 0.8%					347,004

NET ASSETS 100.0%					$42,866,142

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.9%)
99 Cents Only Stores*	19,074	282,295
Aaron’s, Inc.	33,683	574,969
Advance Auto Parts, Inc.	36,308	1,821,935
Aeropostale, Inc.*	38,549	1,104,043
American Eagle Outfitters, Inc.	87,846	1,032,191
American Greetings Corp. Cl A	16,452	308,640
AnnTaylor Stores Corp.*	24,829	403,968
Bally Technologies, Inc.*	23,347	756,209
Barnes & Noble, Inc.	16,597	214,101
Bob Evans Farms, Inc.	12,433	306,100
BorgWarner, Inc.*	48,309	1,803,858
Boyd Gaming Corp.*	23,330	198,072
Brinker International, Inc.	42,292	611,542
Burger King Hldgs., Inc.	38,616	650,293
Career Education Corp.*	27,521	633,533
Cheesecake Factory, Inc.*	25,002	556,545
Chico’s FAS, Inc.	75,173	742,709
Chipotle Mexican Grill, Inc. Cl A*	12,908	1,765,943
Coldwater Creek, Inc.*	24,385	81,934
Collective Brands, Inc.*	27,128	428,622
Corinthian Colleges, Inc.*	35,755	352,187
Dick’s Sporting Goods, Inc.*	37,608	936,063
Dollar Tree, Inc.*	53,004	2,206,557
DreamWorks Animation SKG Cl A*	30,366	866,949
Dress Barn, Inc.*	25,181	599,560
Foot Locker, Inc.	65,307	824,174
Fossil, Inc.*	19,973	693,063
Gentex Corp.	57,248	1,029,319
Guess?, Inc.	24,416	762,756
Hanesbrands, Inc.*	39,451	949,191
Harte-Hanks, Inc.	16,071	167,942
International Speedway Corp. Cl A	12,628	325,297
ITT Educational Svcs., Inc.*	12,061	1,001,304
J. Crew Group, Inc.*	23,447	863,084
KB Home	31,227	343,497
Lamar Advertising Co. Cl A*	22,514	552,043
Life Time Fitness, Inc.*	16,751	532,514
LKQ Corp.*	59,193	1,141,241
Matthews International Corp. Cl A	12,581	368,372
MDC Hldgs., Inc.	15,759	424,705
Mohawk Industries, Inc.*	23,322	1,067,215
Netflix, Inc.*	17,129	1,861,066
NVR, Inc.*	2,554	1,672,947
Panera Bread Co. Cl A*	13,173	991,795
PetSmart, Inc.	49,671	1,498,574
Phillips-Van Heusen Corp.	23,592	1,091,602

Regis Corp.	23,861	371,516
Rent-A-Center, Inc.*	27,416	555,448
Ryland Group, Inc.	18,306	289,601
Saks, Inc.*	67,061	508,993
Scholastic Corp.	10,571	254,973
Scientific Games Corp. Cl A*	27,538	253,350
Service Corp. International	106,014	784,504
Sotheby’s	26,988	617,216
Strayer Education, Inc.	5,797	1,205,138
The Warnaco Group, Inc.*	18,544	670,180
Thor Industries, Inc.	16,226	385,368
Timberland Co.*	17,947	289,844
Toll Brothers, Inc.*	58,581	958,385
Tractor Supply Co.	14,915	909,368
Tupperware Brands Corp.	25,613	1,020,678
Under Armour, Inc. Cl A*	15,564	515,635
Wendy’s/Arby’s Group, Inc. Cl A	138,434	553,736
Wiley (John) & Sons, Inc. Cl A	17,851	690,298
Williams-Sonoma, Inc.	44,323	1,100,097
WMS Industries, Inc.*	22,019	864,246
		50,199,093
CONSUMER STAPLES (3.5%)
Alberto-Culver Co.	35,266	955,356
BJ’s Wholesale Club, Inc.*	22,331	826,470
Church & Dwight Co., Inc.	29,714	1,863,365
Corn Products Int’l., Inc.	31,269	947,451
Energizer Hldgs., Inc.*	28,944	1,455,304
Flowers Foods, Inc.	32,023	782,322
Green Mountain Coffee Roasters, Inc.*	43,709	1,123,321
Hansen Natural Corp.*	29,079	1,137,280
Lancaster Colony Corp.	7,963	424,906
NBTY, Inc.*	26,060	886,301
Ralcorp Hldgs., Inc.*	22,611	1,239,083
Ruddick Corp.	17,153	531,571
Smithfield Foods, Inc.*	62,728	934,647
Tootsie Roll Industries, Inc.	11,159	263,910
Universal Corp.	10,017	397,475
		13,768,762
ENERGY (5.4%)
Arch Coal, Inc.	67,166	1,330,558
Atwood Oceanics, Inc.*	22,810	582,111
Bill Barrett Corp.*	16,204	498,597
Cimarex Energy Co.	34,579	2,475,165
Comstock Resources, Inc.*	19,574	542,591
Exterran Hldgs., Inc.*	25,856	667,343
Forest Oil Corp.*	47,147	1,289,942
Frontier Oil Corp.	43,568	585,990
Helix Energy Solutions Group*	37,000	398,490
Mariner Energy, Inc.*	42,557	914,124

Newfield Exploration Co.*	55,955	2,733,963
Oceaneering Int’l., Inc.*	23,050	1,034,945
Overseas Shipholding Group, Inc.	10,732	397,513
Patriot Coal Corp.*	31,209	366,706
Patterson-UTI Energy, Inc.	62,991	810,694
Plains Exploration & Production Co.*	57,604	1,187,218
Pride International, Inc.*	71,588	1,599,276
Quicksilver Resources, Inc.*	48,303	531,333
Southern Union Co.	51,719	1,130,577
Superior Energy Services, Inc.*	32,092	599,158
Tidewater, Inc.	21,145	818,734
Unit Corp.*	16,738	679,395
		21,174,423
FINANCIALS (19.4%)
Affiliated Managers Group, Inc.*	18,525	1,125,764
Alexandria Real Estate Equities, Inc.	18,308	1,160,178
AMB Property Corp.	70,307	1,666,979
American Financial Group, Inc.	31,493	860,389
AmeriCredit Corp.*	40,089	730,422
Apollo Investment Corp.	79,081	737,826
Associated Banc-Corp.	70,984	870,264
Astoria Financial Corp.	33,826	465,446
BancorpSouth, Inc.	30,622	547,521
Bank of Hawaii Corp.	19,686	951,818
Berkley (W.R.) Corp.	52,655	1,393,251
BRE Properties, Inc.	25,891	956,155
Brown & Brown, Inc.	48,819	934,396
Camden Property Trust	27,504	1,123,538
Cathay General Bancorp	31,862	329,134
City National Corp.	18,113	927,929
Commerce Bancshares, Inc.	30,433	1,095,284
Corporate Office Pptys. Trust	24,078	909,185
Cousins Properties, Inc.	41,942	282,689
Cullen/Frost Bankers, Inc.	25,052	1,287,673
Duke Realty Corp.	102,674	1,165,350
Eaton Vance Corp.	48,968	1,352,006
Equity One, Inc.	14,612	227,947
Essex Property Trust, Inc.	12,478	1,217,104
Everest Re Group Ltd.	24,285	1,717,435
Federal Realty Investment Trust	25,511	1,792,658
Fidelity Nat’l. Financial, Inc. Cl A	96,170	1,249,248
First American Financial Corp.	42,930	544,352
First Niagara Financial Group, Inc.	86,774	1,087,278
FirstMerit Corp.	44,865	768,537
Fulton Financial Corp.	82,130	792,555
Gallagher (Arthur J.) & Co.	42,895	1,045,780
Greenhill & Co., Inc.	8,798	537,822
Hanover Insurance Group, Inc.	18,327	797,225

HCC Insurance Hldgs., Inc.	47,579	1,178,056
Highwoods Properties, Inc.	30,062	834,521
Hospitality Properties Trust	51,518	1,087,030
International Bancshares Corp.	21,383	356,882
Jefferies Group, Inc.	49,519	1,043,861
Jones Lang LaSalle, Inc.	17,354	1,139,117
Liberty Property Trust	46,880	1,352,488
Mack-Cali Realty Corp.	32,400	963,252
Mercury General Corp.	14,700	609,168
MSCI, Inc. Cl A*	48,089	1,317,639
Nationwide Health Pptys., Inc.	50,508	1,806,671
New York Community Bancorp, Inc.	180,871	2,761,905
NewAlliance Bancshares, Inc.	43,936	492,523
Old Republic Int’l. Corp.	99,607	1,208,233
OMEGA Healthcare Investors, Inc.	39,226	781,774
PacWest Bancorp	13,196	241,619
Potlatch Corp.	16,386	585,472
Prosperity Bancshares, Inc.	19,153	665,567
Protective Life Corp.	35,921	768,350
Raymond James Financial, Inc.	41,871	1,033,795
Rayonier, Inc.	33,474	1,473,525
Realty Income Corp.	43,825	1,329,212
Regency Centers Corp.	34,015	1,170,116
Reinsurance Grp. of America, Inc.	30,207	1,380,762
SEI Investments Co.	53,816	1,095,694
Senior Housing Pptys. Trust	53,257	1,070,998
SL Green Realty Corp	32,609	1,794,799
StanCorp Financial Group, Inc.	19,451	788,544
SVB Financial Group*	17,297	713,155
Synovus Financial Corp.	316,995	805,167
TCF Financial Corp.	50,788	843,589
The Macerich Co.	53,566	1,999,083
Transatlantic Hldgs., Inc.	26,387	1,265,521
Trustmark Corp.	23,661	492,622
UDR, Inc.	67,198	1,285,498
Unitrin, Inc.	20,763	531,533
Valley National Bancorp	67,218	915,509
Waddell & Reed Financial, Inc. Cl A	35,363	773,742
Washington Federal, Inc.	45,775	740,640
Webster Financial Corp.	26,997	484,326
Weingarten Realty Investors	43,491	828,504
Westamerica Bancorporation	12,173	639,326
Wilmington Trust Corp.	37,744	418,581
		75,719,507
HEALTH CARE (11.6%)
Affymetrix, Inc.*	29,568	174,451
Beckman Coulter, Inc.	28,910	1,742,984
Bio-Rad Laboratories, Inc. Cl A*	7,988	690,882

Charles River Laboratories Int’l., Inc.*	26,938	921,549
Community Health Systems, Inc.*	39,955	1,350,879
Covance, Inc.*	26,454	1,357,619
Edwards Lifesciences Corp.*	46,684	2,615,238
Endo Pharmaceuticals Hldgs., Inc.*	47,541	1,037,345
Gen-Probe, Inc.*	20,460	929,293
Health Management Associates, Inc. Cl A*	106,331	826,192
Health Net, Inc.*	41,252	1,005,311
Hill-Rom Hldgs., Inc.	25,596	778,886
Hologic, Inc.*	106,866	1,488,643
IDEXX Laboratories, Inc.*	23,806	1,449,785
Immucor, Inc.*	28,846	549,516
Kindred Healthcare, Inc.*	16,349	209,921
Kinetic Concepts, Inc.*	25,621	935,423
LifePoint Hospitals, Inc.*	23,104	725,466
Lincare Hldgs., Inc.*	43,614	1,417,891
Masimo Corp.	21,588	514,010
Medicis Pharmaceutical Corp. Cl A	24,524	536,585
Mednax, Inc.*	19,691	1,095,017
Mettler-Toledo Int’l., Inc.*	14,017	1,564,718
Omnicare, Inc.	50,426	1,195,096
Owens & Minor, Inc.	26,576	754,227
Perrigo Co.	33,537	1,981,031
Pharmaceutical Product Development, Inc.	49,481	1,257,312
Psychiatric Solutions, Inc.*	23,672	774,548
ResMed, Inc.*	32,006	1,946,285
Schein (Henry), Inc.*	37,516	2,059,628
Steris Corp.	24,404	758,476
Techne Corp.	15,428	886,339
Teleflex, Inc.	16,583	900,125
Thoratec Corp.*	23,491	1,003,770
United Therapeutics Corp.*	20,406	996,017
Universal Health Svcs., Inc. Cl B	41,163	1,570,368
Valeant Pharmaceuticals Int’l.*	26,491	1,385,214
VCA Antech, Inc.*	34,893	863,951
Vertex Pharmaceuticals, Inc.*	81,371	2,677,106
WellCare Health Plans, Inc.*	17,538	416,352
		45,343,449
INDUSTRIALS (13.6%)
Acuity Brands, Inc.	17,744	645,527
Aecom Technology Corp.*	47,395	1,092,929
AGCO Corp.*	38,134	1,028,474
AirTran Hldgs., Inc.*	56,664	274,820
Alaska Air Group, Inc.*	14,986	673,621
Alexander & Baldwin, Inc.	16,921	503,907
Alliant TechSystems, Inc.*	13,681	849,043
AMETEK, Inc.	43,819	1,759,333
BE Aerospace, Inc.*	41,876	1,064,907

Bucyrus International, Inc.	33,996	1,613,110
Carlisle Cos., Inc.	25,093	906,610
Clean Harbors, Inc.*	9,393	623,789
Con-way, Inc.	22,333	670,437
Copart, Inc.*	27,798	995,446
Corporate Executive Board Co.	14,260	374,610
Corrections Corp. of America*	47,105	898,763
Crane Co.	19,684	594,654
Deluxe Corp.	21,263	398,681
Donaldson Co., Inc.	31,990	1,364,374
FTI Consulting, Inc.*	19,356	843,728
Gardner Denver, Inc.	20,976	935,320
GATX Corp.	19,000	506,920
Graco, Inc.	25,369	715,152
Granite Construction, Inc.	13,906	327,903
Harsco Corp.	33,400	784,900
HNI Corp.	18,782	518,195
Hubbell, Inc. Cl B	24,608	976,692
Hunt (J.B.) Transport Svcs., Inc.	36,501	1,192,488
IDEX Corp.	33,718	963,323
JetBlue Airways Corp*	84,576	464,322
Joy Global, Inc.	42,655	2,136,589
Kansas City Southern*	42,218	1,534,624
KBR, Inc.	66,880	1,360,339
Kennametal, Inc.	33,896	861,975
Kirby Corp.*	22,077	844,445
Korn/Ferry International*	18,789	261,167
Landstar System, Inc.	20,751	809,081
Lennox International, Inc.	20,185	839,090
Lincoln Electric Hldgs., Inc.	17,393	886,869
Manpower, Inc.	33,996	1,467,947
Miller (Herman), Inc.	23,427	442,067
Mine Safety Appliances Co.	12,627	312,897
MSC Industrial Direct Co., Inc. Cl A	18,289	926,521
Navigant Consulting, Inc.*	20,890	216,838
Nordson Corp.	14,065	788,765
Oshkosh Corp.*	36,696	1,143,447
Pentair, Inc.	40,668	1,309,510
Regal-Beloit Corp.	15,962	890,360
Rollins, Inc.	18,077	374,013
Shaw Group, Inc.*	35,026	1,198,590
SPX Corp.	20,592	1,087,464
Terex Corp.*	44,894	841,314
The Brink’s Co.	19,877	378,259
Thomas & Betts Corp.*	21,644	751,047
Timken Co.	32,791	852,238
Towers Watson & Co. Cl A	16,969	659,246
Trinity Industries, Inc.	32,920	583,342
United Rentals, Inc.*	24,859	231,686

URS Corp.*	34,187	1,345,258
Valmont Industries, Inc.	8,365	607,801
Wabtec Corp.	20,009	798,159
Waste Connections, Inc.*	32,098	1,119,899
Werner Enterprises, Inc.	18,366	402,032
Woodward Governor Co.	23,346	596,023
		53,420,880
INFORMATION TECHNOLOGY (14.1%)
ACI Worldwide, Inc.*	13,796	268,608
Acxiom Corp.*	33,623	493,922
ADC Telecommunications, Inc.*	40,461	299,816
Adtran, Inc.	22,570	615,484
Advent Software, Inc.*	6,486	304,583
Alliance Data Systems Corp.*	22,224	1,322,772
ANSYS, Inc.*	37,500	1,521,375
AOL, Inc.*	44,001	914,781
Arrow Electronics, Inc.*	50,135	1,120,517
Atmel Corp.*	192,699	924,955
Avnet, Inc.*	63,105	1,521,462
Broadridge Financial Solutions, Inc.	55,981	1,066,438
Cadence Design Systems, Inc.*	111,262	644,207
Ciena Corp.*	38,205	484,439
CommScope, Inc.*	38,974	926,412
Convergys Corp.*	51,387	504,106
CoreLogic, Inc.	43,571	769,464
Cree, Inc.*	44,427	2,666,953
Diebold, Inc.	27,448	747,958
Digital River, Inc.*	16,109	385,166
DST Systems, Inc.	15,205	549,509
Equinix, Inc.*	18,707	1,519,383
F5 Networks, Inc.*	32,936	2,258,422
FactSet Research Systems, Inc.	17,208	1,152,764
Fair Isaac Corp.	18,961	413,160
Fairchild Semiconductor Int’l., Inc.*	51,733	435,075
Gartner, Inc.*	25,090	583,343
Global Payments, Inc.	33,639	1,229,169
Henry (Jack) & Associates, Inc.	35,136	839,048
Hewitt Associates, Inc. Cl A*	34,089	1,174,707
Informatica Corp.*	37,617	898,294
Ingram Micro, Inc. Cl A*	68,911	1,046,758
Integrated Device Technology, Inc.*	67,652	334,877
International Rectifier Corp.*	29,380	546,762
Intersil Corp. Cl A	51,535	624,089
Itron, Inc.*	16,799	1,038,514
Lam Research Corp.*	53,038	2,018,626
Lender Processing Svcs., Inc.	39,726	1,243,821
ManTech International Corp. Cl A*	9,386	399,562
Mentor Graphics Corp.*	44,412	393,046

MICROS Systems, Inc.*	33,279	1,060,602
National Instruments Corp.	23,355	742,222
NCR Corp.*	68,299	827,784
NeuStar, Inc. Cl A*	30,820	635,508
Parametric Technology Corp.*	47,814	749,245
Plantronics, Inc.	20,079	574,259
Polycom, Inc.*	34,567	1,029,751
Quest Software, Inc.*	25,596	461,752
RF Micro Devices, Inc.*	111,843	437,306
Rovi Corp.*	43,405	1,645,484
Semtech Corp.*	25,520	417,762
Silicon Laboratories, Inc.*	19,198	778,671
Solera Hldgs., Inc.	28,484	1,031,121
SRA International, Inc. Cl A*	17,975	353,568
Sybase, Inc.*	35,967	2,325,626
Synopsys, Inc.*	61,031	1,273,717
Tech Data Corp.*	21,008	748,305
Tibco Software, Inc.*	68,767	829,330
Trimble Navigation Ltd.*	49,540	1,387,120
ValueClick, Inc.*	33,690	360,146
Vishay Intertechnology, Inc.*	80,902	626,181
Zebra Technologies Corp. Cl A*	23,754	602,639
		55,100,446
MATERIALS (6.2%)
Albemarle Corp.	37,578	1,492,222
AptarGroup, Inc.	27,965	1,057,636
Ashland, Inc.	31,710	1,471,978
Cabot Corp.	26,909	648,776
Carpenter Technology Corp.	18,135	595,372
Commercial Metals Co.	47,858	632,683
Cytec Industries, Inc.	20,201	807,838
Greif, Inc. Cl A	14,343	796,610
Intrepid Potash, Inc.*	17,210	336,800
Louisiana-Pacific Corp.*	52,239	349,479
Lubrizol Corp.	28,229	2,267,071
Martin Marietta Materials, Inc.	18,744	1,589,679
Minerals Technologies, Inc.	7,735	367,722
NewMarket Corp.	4,670	407,784
Olin Corp.	32,679	591,163
Packaging Corp. of America	42,739	941,113
Reliance Steel & Aluminum Co.	26,958	974,532
Rock-Tenn Co. Cl A	15,908	790,150
RPM International, Inc.	53,587	955,992
Scotts Miracle-Gro Co. Cl A	18,630	827,358
Sensient Technologies Corp.	20,404	529,076
Silgan Hldgs., Inc.	22,495	638,408
Sonoco Products Co.	41,480	1,264,310
Steel Dynamics, Inc.	89,231	1,176,957

Temple-Inland, Inc.	43,958	908,612
Valspar Corp.	41,321	1,244,589
Worthington Industries, Inc.	25,405	326,708
		23,990,618
TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	82,251	247,576
Syniverse Hldgs., Inc.*	28,630	585,484
Telephone & Data Systems, Inc.	38,269	1,162,995
tw telecom inc*	62,600	1,044,168
		3,040,223
UTILITIES (6.0%)
AGL Resources, Inc.	32,229	1,154,443
Alliant Energy Corp.	46,056	1,461,817
Aqua America, Inc.	56,577	1,000,281
Atmos Energy Corp.	38,335	1,036,578
Black Hills Corp.	16,185	460,787
Cleco Corp.	25,089	662,600
DPL, Inc.	49,076	1,172,916
Dynegy, Inc. Cl A*	41,975	161,604
Energen Corp.	29,716	1,317,310
Great Plains Energy, Inc.	56,087	954,601
Hawaiian Electric Industries, Inc.	38,732	882,315
Idacorp, Inc.	19,817	659,312
MDU Resources Group	77,237	1,392,583
National Fuel Gas Co.	33,866	1,553,772
NSTAR	44,136	1,544,760
NV Energy, Inc.	97,547	1,152,030
OGE Energy Corp.	40,159	1,468,213
PNM Resources, Inc.	35,463	396,476
Questar Corp. - W/I	71,891	1,161,040
UGI Corp.	45,204	1,149,990
Vectren Corp.	33,607	795,142
Westar Energy, Inc.	45,809	989,932
WGL Hldgs., Inc.	20,815	708,334
		23,236,836
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $378,883,742) 93.5%		364,994,237

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill (1)	AAA	0.06	09/09/10	500,000	499,842
U.S. Treasury Bill (1)	AAA	0.12	08/26/10	5,100,000	5,099,047
U.S. Treasury Bill (1)	AAA	0.15	07/29/10	400,000	399,955
U.S. Treasury Bill (1)	AAA	0.16	08/19/10	2,000,000	1,999,564
					7,998,408
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	AAA	0.00	07/06/10	5,000,000	4,999,999
COMMERCIAL PAPER (2.8%)
Dell Inc.	A-1	0.19	07/23/10	2,137,000	2,136,752

General Electric Capital Svcs.	A-1+	0.29	08/23/10	7,000,000	6,997,011
Johnson & Johnson†	A-1+	0.15	08/05/10	490,000	489,929
United Technologies Corp.†	A-1	0.17	07/28/10	1,274,000	1,273,838
					10,897,530
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,896,037) 6.2%					23,895,937

TEMPORARY CASH INVESTMENTS (4) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $403,279,779) 99.8%					389,390,174

OTHER NET ASSETS 0.2%					760,816

NET ASSETS 100.0%					$390,150,990

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (96.9%)
iShares MSCI EAFE Growth Index Fund	65,870	3,166,371
iShares MSCI EAFE Index Fund	87,688	4,078,369
iShares MSCI EAFE Value Index Fund	76,997	3,174,586
Vanguard Europe Pacific ETF	621,147	18,162,339
Vanguard European ETF	137,664	5,532,716
Vanguard Pacific ETF	61,850	2,941,586
		37,055,967
TOTAL COMMON STOCKS (Cost: $41,837,392) 96.9%		37,055,967

TOTAL INVESTMENTS (Cost: $41,837,392) 96.9%		37,055,967

OTHER NET ASSETS 3.1%		1,199,490

NET ASSETS 100.0%		$38,255,457

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Amazon.com, Inc.*	7,263	793,555
Apollo Group, Inc.*	5,810	246,751
Darden Restaurants, Inc.	10,762	418,104
Disney (Walt) Co.	28,913	910,760
Family Dollar Stores, Inc.	16,145	608,505
Ford Motor Co.*	54,040	544,723
Johnson Controls, Inc.	25,201	677,151
McDonald’s Corp.	16,546	1,089,885
NIKE, Inc. Cl B	11,662	787,768
Staples, Inc.	25,760	490,728
Target Corp.	8,014	394,048
Time Warner Cable, Inc.	10,812	563,089
Time Warner, Inc.	18,204	526,278
Urban Outfitters, Inc.*	13,031	448,136
Viacom, Inc. Cl B	20,648	647,728
		9,147,209
CONSUMER STAPLES (5.8%)
Constellation Brands, Inc. Cl A*	45,081	704,165
Dr. Pepper Snapple Group, Inc.	16,616	621,272
General Mills, Inc.	32,516	1,154,968
Kraft Foods, Inc. Cl A	27,415	767,620
Molson Coors Brewing Co. Cl B	17,195	728,380
PepsiCo, Inc.	24,536	1,495,469
Proctor & Gamble Co.	26,687	1,600,686
Tyson Foods, Inc. Cl A	24,438	400,539
Wal-Mart Stores, Inc.	35,525	1,707,687
		9,180,786
ENERGY (5.8%)
Apache Corp.	9,540	803,173
ConocoPhillips	26,932	1,322,092
Exxon Mobil Corp.	51,509	2,939,614
Halliburton Co.	31,730	778,972
Hess Corp.	9,227	464,487
National Oilwell Varco, Inc.	14,271	471,942
Noble Energy, Inc.	12,218	737,112
Occidental Petroleum Corp.	15,025	1,159,179
Range Resources Corp.	8,013	321,722
Southwestern Energy Co.*	6,091	235,356
		9,233,649
FINANCIALS (8.7%)
Allstate Corp.	32,516	934,185
Bank of America Corp.	106,325	1,527,890
BB&T Corp.	29,374	772,830
Berkshire Hathaway, Inc. Cl B*	17,737	1,413,462
Capital One Financial Corp.	21,076	849,363
Citigroup, Inc.*	169,791	638,414
Financial Select Sector SPDR Fund	89,654	1,238,122
Goldman Sachs Group, Inc.	6,754	886,598
JPMorgan Chase & Co.	50,787	1,859,312
People’s United Financial, Inc.	43,843	591,881
Simon Property Group, Inc.	10,324	833,663
U.S. Bancorp	30,132	673,450
Wells Fargo & Co.	60,942	1,560,115
		13,779,285

HEALTH CARE (6.7%)
Abbott Laboratories	32,370	1,514,269
Celgene Corp.*	13,389	680,429
Gilead Sciences, Inc.*	24,772	849,184
Johnson & Johnson	34,080	2,012,765
Laboratory Corp. of America Hldgs.*	7,663	577,407
McKesson Corp.	13,750	923,450
Medco Health Solutions, Inc.*	10,427	574,319
Medtronic, Inc.	14,251	516,884
Merck & Co., Inc.	44,356	1,551,129
Mylan, Inc.*	43,248	736,946
St. Jude Medical, Inc.*	8,913	321,670
UnitedHealth Group, Inc.	9,699	275,452
		10,533,904
INDUSTRIALS (5.3%)
Boeing Co.	21,309	1,337,140
Cummins, Inc.	10,821	704,772
Expeditors Int’l. of Wash.	19,877	685,955
FedEx Corp.	10,838	759,852
Flowserve Corp.	5,504	466,739
General Electric Co.	125,337	1,807,360
Illinois Tool Works, Inc.	16,183	668,034
Southwest Airlines Co.	45,024	500,217
Union Pacific Corp.	7,579	526,816
United Technologies Corp.	15,156	983,776
		8,440,661
INFORMATION TECHNOLOGY (10.8%)
Adobe Systems, Inc.*	17,092	451,742
Apple, Inc.*	11,572	2,910,705
Automatic Data Processing, Inc.	12,933	520,683
Cisco Systems, Inc.*	66,833	1,424,211
Cognizant Technology Solutions*	9,387	469,913
EMC Corp.*	23,852	436,492
Google, Inc.*	2,960	1,317,052
Hewlett-Packard Co.	31,443	1,360,853
Int’l. Business Machines Corp.	14,503	1,790,830
Intel Corp.	51,445	1,000,605
KLA-Tencor Corp.	14,827	413,377
Microsoft Corp.	65,818	1,514,472
Nortel Networks Corp.*	6,040	187
Oracle Corp.	50,647	1,086,885
QUALCOMM, Inc.	23,433	769,540
Salesforce.com, inc.*	9,099	780,876
Texas Instruments, Inc.	26,901	626,255
Yahoo!, Inc.*	22,515	311,382
		17,186,060
MATERIALS (1.9%)
Ball Corp.	11,597	612,670
Dow Chemical Co.	23,076	547,363
Eastman Chemical Co.	12,432	663,372
FMC Corp.	12,404	712,362
Freeport-McMoRan Copper & Gold, Inc.	8,113	479,722
		3,015,489
TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	55,735	1,348,230

Qwest Communications Int’l., Inc.	94,897	498,209
Sprint Nextel Corp.*	123,066	521,800
		2,368,239
UTILITIES (1.8%)
Dominion Resources, Inc.	19,716	763,798
Edison International	11,401	361,640
Entergy Corp.	3,081	220,661
PPL Corp.	12,650	315,618
Public Svc. Enterprise Group, Inc.	22,221	696,184
Sempra Energy	10,370	485,212
		2,843,113
TOTAL COMMON STOCKS (Cost: $90,528,688) 54.1%		85,728,395

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.1%)
U.S. Treasury Note	AAA	2.38	10/31/14	500,000	515,860
U.S. Treasury Note	AAA	2.38	03/31/16	250,000	253,692
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	4,083,431
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,060,078
U.S. Treasury Note	AAA	3.63	02/15/20	900,000	950,906
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	5,927,609
					12,791,576
U.S. GOVERNMENT AGENCIES (14.1%)
MORTGAGE-BACKED OBLIGATIONS (14.1%)
FHARM	AAA	4.64	09/01/39	292,721	308,501
FHARM	AAA	5.21	04/01/37	379,773	399,779
FHARM	AAA	5.24	02/01/36	277,631	295,676
FHARM	AAA	5.43	05/01/37	376,486	403,850
FHARM	AAA	5.76	03/01/37	224,287	241,357
FHLMC	AAA	4.00	02/01/25	355,388	369,541
FHLMC	AAA	4.50	08/01/34	376,051	393,396
FHLMC	AAA	4.50	08/15/35	201,317	204,969
FHLMC	AAA	5.00	02/01/26	200,937	213,250
FHLMC	AAA	5.50	01/15/32	190,000	205,759
FHLMC	AAA	5.50	07/01/32	379,190	409,473
FHLMC	AAA	6.00	03/15/32	279,040	305,636
FNMA	AAA	4.00	05/01/19	191,244	202,117
FNMA	AAA	4.00	05/01/35	463,309	473,903
FNMA	AAA	4.50	05/01/18	274,001	292,654
FNMA	AAA	4.50	08/01/33	399,890	419,397
FNMA	AAA	4.50	09/01/33	617,817	647,955
FNMA	AAA	4.50	06/01/34	472,354	494,510
FNMA	AAA	4.50	12/01/35	350,887	366,907
FNMA	AAA	4.50	05/01/40	499,432	521,392
FNMA	AAA	5.00	04/01/18	540,447	581,276
FNMA	AAA	5.00	06/01/33	614,882	653,914
FNMA	AAA	5.00	09/01/33	254,131	270,263
FNMA	AAA	5.00	11/01/33	993,929	1,057,022
FNMA	AAA	5.00	11/01/33	410,894	436,978
FNMA	AAA	5.00	03/01/34	190,138	202,208
FNMA	AAA	5.00	04/01/34	198,757	211,219
FNMA	AAA	5.00	09/01/35	283,009	300,399
FNMA	AAA	5.00	11/25/35	300,000	326,639
FNMA	AAA	5.00	05/01/39	436,992	466,781

FNMA	AAA	5.50	04/01/17	44,537	48,270
FNMA	AAA	5.50	05/01/17	20,381	22,089
FNMA	AAA	5.50	06/01/17	6,273	6,799
FNMA	AAA	5.50	07/01/33	447,073	482,168
FNMA	AAA	5.50	10/01/33	694,503	749,022
FNMA	AAA	5.50	03/01/34	139,786	150,760
FNMA	AAA	5.50	05/01/34	994,990	1,071,542
FNMA	AAA	5.50	07/01/34	239,393	257,811
FNMA	AAA	5.50	09/01/34	295,877	318,642
FNMA	AAA	5.50	10/01/34	208,985	225,064
FNMA	AAA	5.50	02/01/35	255,420	275,072
FNMA	AAA	5.50	02/01/35	224,495	241,557
FNMA	AAA	5.50	04/01/35	343,648	369,766
FNMA	AAA	5.50	08/01/35	119,801	128,906
FNMA	AAA	5.50	08/01/37	190,137	204,369
FNMA	AAA	5.50	11/01/38	219,203	234,219
FNMA	AAA	5.50	06/01/48	214,516	228,406
FNMA	AAA	6.00	03/01/17	15,674	17,091
FNMA	AAA	6.00	05/01/23	114,060	126,005
FNMA	AAA	6.00	03/01/32	10,800	11,923
FNMA	AAA	6.00	04/01/32	94,321	104,039
FNMA	AAA	6.00	04/01/32	54,227	59,814
FNMA	AAA	6.00	05/01/32	77,799	85,814
FNMA	AAA	6.00	04/01/33	246,432	271,822
FNMA	AAA	6.00	05/01/33	167,751	184,773
FNMA	AAA	6.00	06/01/34	172,113	188,825
FNMA	AAA	6.00	09/01/34	87,791	96,315
FNMA	AAA	6.00	10/01/34	162,977	178,801
FNMA	AAA	6.00	11/01/34	185,757	203,793
FNMA	AAA	6.00	12/01/36	293,741	319,692
FNMA	AAA	6.00	01/01/37	250,346	272,463
FNMA	AAA	6.00	04/01/37	169,969	183,338
FNMA	AAA	6.00	05/01/37	213,180	229,948
FNMA	AAA	6.00	06/01/37	271,210	292,542
FNMA	AAA	6.00	10/25/44	236,371	259,898
FNMA	AAA	6.00	02/25/47	191,775	210,862
FNMA	AAA	6.00	12/25/49	222,623	244,781
FNMA	AAA	6.50	09/01/16	17,897	19,481
FNMA	AAA	6.50	03/01/17	38,985	42,545
FNMA	AAA	6.50	05/01/17	17,692	19,308
FNMA	AAA	6.50	06/01/17	46,284	50,511
FNMA	AAA	6.50	04/01/32	35,138	39,230
FNMA	AAA	6.50	05/01/32	102,064	113,951
FNMA	AAA	6.50	05/01/32	93,776	104,698
FNMA	AAA	6.50	07/01/32	26,885	30,016
FNMA	AAA	6.50	07/01/34	146,119	162,179
FNMA	AAA	6.50	05/01/37	197,635	216,762
FNMA	AAA	6.50	09/01/37	226,588	248,518
FNMA	AAA	7.00	09/01/31	39,925	45,223
FNMA	AAA	7.00	11/01/31	23,596	26,727
FNMA	AAA	7.00	04/01/32	29,262	33,088
FNMA	AAA	7.50	06/01/31	19,829	22,603
FNMA	AAA	7.50	02/01/32	15,598	17,789
FNMA	AAA	7.50	04/01/32	24,804	28,234
FNMA	AAA	7.50	06/01/32	25,025	28,485
FNMA	AAA	8.00	03/01/31	17,003	19,693
FNMA	AAA	8.00	04/01/32	14,737	17,075
FNMA	AAA	8.00	04/01/32	4,081	4,730

GNMA (5)	AAA	5.00	11/15/39	346,510	370,073
GNMA (5)	AAA	6.50	04/15/31	9,755	10,926
GNMA (5)	AAA	6.50	10/15/31	13,966	15,642
GNMA (5)	AAA	6.50	12/15/31	11,087	12,417
GNMA (5)	AAA	6.50	05/15/32	12,638	14,084
GNMA (5)	AAA	7.00	05/15/31	9,672	10,988
GNMA (5)	AAA	7.00	09/15/31	12,085	13,728
GNMA (5)	AAA	7.00	09/15/31	2,498	2,838
GNMA (5)	AAA	7.00	05/15/32	4,840	5,500
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	422,243	453,714
					22,434,478
CORPORATE DEBT (19.1%)
CONSUMER DISCRETIONARY (2.7%)
Black & Decker Corp.	A	4.75	11/01/14	750,000	810,036
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	480,529
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	529,939
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	556,507
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	538,587
Marriott International, Inc.	BBB-	5.63	02/15/13	500,000	532,694
Scholastic Corp.	BB-	5.00	04/15/13	500,000	480,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	278,333
					4,206,625
CONSUMER STAPLES (0.9%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	285,974
Kroger Co.	BBB	4.95	01/15/15	500,000	538,551
Sara Lee Corp.	BBB	6.25	09/15/11	500,000	529,468
					1,353,993
ENERGY (3.9%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	519,123
Enbridge, Inc.	A-	5.80	06/15/14	100,000	111,536
Knight, Inc.	BB	5.15	03/01/15	500,000	475,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	258,474
Noble Corp.	A-	7.50	03/15/19	800,000	958,248
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,864,953
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	511,283
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	533,085
					6,231,702
FINANCIALS (6.5%)
Anadarko Finance Co.	BBB-	6.75	05/01/11	500,000	495,287
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	275,285
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	528,122
Capital One Bank	BBB+	5.75	09/15/10	250,000	251,972
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	261,936
Colonial Realty LP	BB+	4.80	04/01/11	250,000	246,507
Duke Realty LP	BBB-	4.63	05/15/13	250,000	257,527
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	527,500
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,457,460
First Industrial LP	BB	6.88	04/15/12	250,000	255,003
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,486
GMAC LLC	B	0.00	12/01/12	2,500,000	2,087,499
HCP, Inc.	BBB	4.88	09/15/10	250,000	251,205
HCP, Inc.	BBB	5.65	12/15/13	250,000	263,776
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	537,534
Lincoln National Corp.	A-	5.65	08/27/12	500,000	528,850
Markel Corp.	BBB	6.80	02/15/13	250,000	267,879
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	106,121
Regency Centers LP	BBB	4.95	04/15/14	250,000	257,579
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	256,700
Vornado Realty LP	BBB	5.60	02/15/11	250,000	254,660

Zions Bancorporation	BB+	5.65	05/15/14	397,000	374,575
					10,263,463
HEALTH CARE (0.9%)
Allergan, Inc.	NR	5.75	04/01/16	250,000	292,477
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	553,364
Wyeth	AA	5.50	03/15/13	500,000	553,038
					1,398,879
INDUSTRIALS (1.2%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	287,516
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	509,532
Masco Corp.	BBB	5.88	07/15/12	500,000	514,605
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	510,299
					1,821,952
INFORMATION TECHNOLOGY (0.3%)
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	513,596

MATERIALS (1.5%)
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	538,209
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	257,948
PolyOne Corp.	B	7.50	12/15/15	1,000,000	975,000
Temple-Inland, Inc.	BBB	7.88	05/01/12	228,000	245,023
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	278,522
					2,294,702
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BBB-	5.00	02/15/15	500,000	502,117

UTILITIES (0.9%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	268,103
Progress Energy Enterprise	A-	5.25	12/15/15	500,000	564,250
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	507,882
					1,340,235
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,409,601) 41.3%					65,153,318

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.9%)
FHLMC	AAA	0.04	07/13/10	3,000,000	2,999,960
COMMERCIAL PAPER (1.9%)
General Electric Capital Svcs.	A-1+	0.29	08/23/10	3,000,000	2,998,719
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,998,679) 3.8%					5,998,679

TEMPORARY CASH INVESTMENTS (2) (Cost: $3,670,800) 2.3%					3,670,800

TOTAL INVESTMENTS (Cost: $161,607,768) 101.5%					160,551,192

OTHER NET ASSETS —1.5%					(2,375,122)

NET ASSETS 100.0%					$158,176,070

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.9%)	2,651,792	3,639,283
Equity Index Fund (18.3%)	1,256,153	2,150,412
Mid-Cap Equity Index Fund (4.8%)	464,254	566,763
Mid-Term Bond Fund (39.1%)	4,375,279	4,602,746
Money Market Fund (6.9%)	671,923	809,888
TOTAL INVESTMENTS (Cost: $11,205,008) 100.0%		11,769,092

OTHER NET ASSETS		—

NET ASSETS 100.0%		$11,769,092

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.2%)	2,969,951	4,075,919
Equity Index Fund (23.3%)	2,112,807	3,616,920
International Fund (3.4%)	921,361	533,026
Mid-Cap Equity Index Fund (13.9%)	1,764,850	2,154,539
Mid-Term Bond Fund (28.2%)	4,177,208	4,394,376
Money Market Fund (5.0%)	642,282	774,161
TOTAL INVESTMENTS (Cost: $14,559,085) 100.0%		15,548,941

OTHER NET ASSETS		—

NET ASSETS 100.0%		$15,548,941

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.6%)	11,398,010	15,642,469
Equity Index Fund (28.2%)	9,720,853	16,641,158
International Fund (7.0%)	7,170,716	4,148,402
Mid-Cap Equity Index Fund (10.9%)	5,261,102	6,422,785
Mid-Term Bond Fund (19.1%)	10,691,150	11,246,972
Money Market Fund (4.1%)	1,982,077	2,389,053
Small Cap Growth Fund (2.0%)	1,334,414	1,204,644
Small Cap Value Fund (2.1%)	1,238,441	1,214,535
TOTAL INVESTMENTS (Cost: $56,743,150) 100.0%		58,910,018

OTHER NET ASSETS		—

NET ASSETS 100.0%		$58,910,018

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	12,059,539	16,550,342
Equity Index Fund (33.1%)	12,489,028	21,380,004
International Fund (8.0%)	8,882,100	5,138,472
Mid-Cap Equity Index Fund (11.0%)	5,797,321	7,077,405
Mid-Term Bond Fund (13.9%)	8,509,704	8,952,115
Small Cap Growth Fund (4.1%)	2,940,752	2,654,767
Small Cap Value Fund (4.2%)	2,729,929	2,677,233
TOTAL INVESTMENTS (Cost: $63,564,739) 100.0%		64,430,338

OTHER NET ASSETS		—

NET ASSETS 100.0%		$64,430,338

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	8,563,294	11,752,145
Equity Index Fund (38.3%)	12,175,277	20,842,893
International Fund (8.0%)	7,573,563	4,381,458
Mid-Cap Equity Index Fund (15.1%)	6,743,185	8,232,121
Mid-Term Bond Fund (6.5%)	3,346,555	3,520,539
Small Cap Growth Fund (5.2%)	3,134,801	2,829,945
Small Cap Value Fund (5.3%)	2,911,236	2,855,040
TOTAL INVESTMENTS (Cost: $53,508,146) 100.0%		54,414,141

OTHER NET ASSETS		—

NET ASSETS 100.0%		$54,414,141

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.7%)	7,001,032	9,608,119
Equity Index Fund (38.5%)	9,963,970	17,057,349
International Fund (9.0%)	6,892,783	3,987,613
Mid-Cap Equity Index Fund (18.2%)	6,621,043	8,083,010
Small Cap Growth Fund (6.3%)	3,077,972	2,778,642
Small Cap Value Fund (6.3%)	2,857,427	2,802,270
TOTAL INVESTMENTS (Cost: $43,598,387) 100.0%		44,317,003

OTHER NET ASSETS		—

NET ASSETS 100.0%		$44,317,003

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.2%)	3,476,594	4,771,229
Equity Index Fund (38.7%)	7,611,076	13,029,423
International Fund (10.9%)	6,319,324	3,655,856
Mid-Cap Equity Index Fund (21.4%)	5,902,040	7,205,246
Small Cap Growth Fund (7.4%)	2,744,791	2,477,863
Small Cap Value Fund (7.4%)	2,547,016	2,497,851
TOTAL INVESTMENTS (Cost: $33,232,605) 100.0%		33,637,468

OTHER NET ASSETS		—

NET ASSETS 100.0%		$33,637,468

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.0%)	2,544,528	3,492,075
Equity Index Fund (33.9%)	5,762,306	9,864,509
International Fund (12.7%)	6,388,076	3,695,630
Mid-Cap Equity Index Fund (24.5%)	5,829,407	7,116,575
Small Cap Growth Fund (8.4%)	2,709,566	2,446,063
Small Cap Value Fund (8.5%)	2,515,051	2,466,503
TOTAL INVESTMENTS (Cost: $28,619,970) 100.0%		29,081,355

OTHER NET ASSETS		—

NET ASSETS 100.0%		$29,081,355

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.9%)	2,623,123	3,599,937
Equity Index Fund (33.9%)	6,543,691	11,202,164
International Fund (13.7%)	7,785,844	4,504,266
Mid-Cap Equity Index Fund (20.4%)	5,511,991	6,729,072
Small Cap Growth Fund (10.5%)	3,841,207	3,467,654
Small Cap Value Fund (10.6%)	3,566,610	3,497,764
TOTAL INVESTMENTS (Cost: $32,133,076) 100.0%		33,000,857

OTHER NET ASSETS		—

NET ASSETS 100.0%		$33,000,857

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	8,927,592	12,252,102
Equity Index Fund (24.1%)	5,694,662	9,748,708
Mid-Term Bond Fund (45.5%)	17,472,491	18,380,869
TOTAL INVESTMENTS (Cost: $38,480,770) 100.0%		40,381,679

OTHER NET ASSETS		—

NET ASSETS 100.0%		$40,381,679

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.7%)	30,190,860	41,433,514
Equity Index Fund (34.1%)	26,960,607	46,153,944
Mid-Cap Equity Index Fund (14.7%)	16,297,148	19,895,655
Mid-Term Bond Fund (20.5%)	26,261,174	27,626,466
TOTAL INVESTMENTS (Cost: $135,946,730) 100.0%		135,109,579

OTHER NET ASSETS		—

NET ASSETS 100.0%		$135,109,579

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.8%)	22,737,675	31,204,868
Equity Index Fund (44.4%)	31,327,631	53,629,865
Mid-Cap Equity Index Fund (19.8%)	19,638,586	23,974,904
Small Cap Growth Fund (5.0%)	6,666,117	6,017,844
Small Cap Value Fund (5.0%)	6,150,417	6,031,695
TOTAL INVESTMENTS (Cost: $130,758,296) 100.0%		120,859,176

OTHER NET ASSETS		—

NET ASSETS 100.0%		$120,859,176

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.4%)
U.S. Treasury Bill	AAA	0.13	08/19/10	7,900,000	7,898,379
U.S. Treasury Bill	AAA	0.16	08/26/10	4,868,000	4,866,826
					12,765,205
U.S. GOVERNMENT AGENCIES (21.9%)
FHLB	AAA	0.14	08/13/10	200,000	199,967
FHLB	AAA	0.15	08/25/10	650,000	649,851
FHLB	AAA	0.18	07/14/10	300,000	299,984
FHLB	AAA	0.18	07/16/10	8,940,000	8,939,329
FHLB	AAA	0.18	07/21/10	1,971,000	1,970,854
FHLB	AAA	0.18	08/13/10	700,000	699,876
FHLB	AAA	0.19	07/02/10	200,000	199,999
FHLMC	AAA	0.15	08/17/10	200,000	199,961
FHLMC	AAA	0.16	07/06/10	4,830,000	4,829,893
FHLMC	AAA	0.16	07/12/10	800,000	799,965
FHLMC	AAA	0.16	07/14/10	3,500,000	3,499,817
FHLMC	AAA	0.18	07/14/10	1,130,000	1,129,927
FHLMC	AAA	0.19	07/13/10	600,000	599,962
FNMA	AAA	0.18	07/09/10	382,000	381,985
FNMA	AAA	0.20	08/04/10	130,000	129,975
					24,531,345
COMMERCIAL PAPER (66.7%)
Abbott Laboratories†	A-1+	0.23	08/03/10	1,659,000	1,658,650
Abbott Laboratories†	A-1+	0.20	08/10/10	441,000	440,902
Alabama Power Co.†	A-1	0.16	07/06/10	2,950,000	2,949,934
AT&T, Inc.†	A-1	0.20	07/30/10	3,000,000	2,999,517
Baker Hughes, Inc.†	A-1	0.20	07/02/10	3,000,000	2,999,983
Becton, Dickinson & Co.	A-1+	0.20	07/19/10	3,000,000	2,999,700
Chevron Funding Corp.	A-1+	0.14	07/07/10	3,000,000	2,999,930
Coca-Cola Co.†	A-1	0.23	07/09/10	1,000,000	999,949
Coca-Cola Co.†	A-1	0.24	07/12/10	700,000	699,949
Coca-Cola Co.†	A-1	0.26	08/06/10	1,200,000	1,199,688
Dell Inc.	A-1	0.17	07/02/10	2,187,000	2,186,990
Dell Inc.	A-1	0.19	07/23/10	813,000	812,906
Disney (Walt) Co.†	A-1	0.19	07/23/10	2,900,000	2,899,663
Du Pont (E.I.) de Nemours & Co.†	A-1	0.17	07/02/10	250,000	249,999
Ecolab, Inc.†	A-1	0.21	07/28/10	3,000,000	2,999,527
Emerson Electric Co.†	A-1	0.22	07/26/10	2,935,000	2,934,552
General Electric Capital Svcs.	A-1+	0.27	07/01/10	2,300,000	2,300,000
General Electric Capital Svcs.	A-1+	0.28	08/27/10	600,000	599,734
Hewlett-Packard Co.†	A-1	0.19	07/30/10	3,000,000	2,999,541
Illinois Tool Works, Inc.†	A-1	0.18	07/08/10	3,000,000	2,999,895
Int’l. Business Machines Corp.†	A-1	0.19	07/02/10	3,000,000	2,999,984
Kimberly-Clark Worldwide†	A-1+	0.19	07/06/10	3,000,000	2,999,921
Madison Gas & Electric	A-1+	0.20	07/26/10	3,000,000	2,999,583
Medtronic, Inc.†	A-1+	0.21	08/10/10	2,975,000	2,974,306
Merck & Co. Inc.†	A-1+	0.17	07/27/10	3,000,000	2,999,632
Merck & Co. Inc.†	A-1+	0.19	07/21/10	250,000	249,974
Merck & Co. Inc.†	A-1+	0.22	07/06/10	500,000	499,987
National Rural Utilities	A-1	0.19	08/10/10	3,000,000	2,999,367
Nestle Capital Corp.†	A-1+	0.23	08/06/10	930,000	929,786
Nestle Capital Corp.†	A-1+	0.24	08/13/10	2,000,000	1,999,427

NetJets, Inc.†	A-1+	0.21	07/06/10	400,000	399,988
NetJets, Inc.†	A-1+	0.24	07/09/10	2,500,000	2,499,867
PepsiCo, Inc.†	A-1	0.19	08/06/10	2,950,000	2,949,439
Toyota Motor Credit Corp.	A-1+	0.43	08/06/10	500,000	499,785
United Technologies Corp.†	A-1	0.17	07/28/10	2,326,000	2,325,703
United Technologies Corp.†	A-1	0.20	07/28/10	437,000	436,934
Wal-Mart Stores, Inc.†	A-1+	0.17	07/09/10	3,000,000	2,999,887
					74,694,579
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $111,991,243) 100.0%					111,991,129

TOTAL INVESTMENTS (Cost: $111,991,243) 100.0%					111,991,129

OTHER NET ASSETS 0.0% (3)					2,360

NET ASSETS 100.0%					$111,993,489

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.8%)
U.S. Treasury Note	AAA	1.00	12/31/11	1,750,000	1,762,784
U.S. Treasury Note	AAA	1.38	09/15/12	10,000,000	10,152,337
U.S. Treasury Note	AAA	1.88	06/30/15	8,000,000	8,030,624
U.S. Treasury Note	AAA	2.25	01/31/15	1,500,000	1,537,383
U.S. Treasury Note	AAA	2.38	10/31/14	7,000,000	7,222,033
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,551,681
U.S. Treasury Note	AAA	2.50	03/31/15	5,000,000	5,181,250
U.S. Treasury Note	AAA	3.00	02/28/17	17,500,000	18,167,183
U.S. Treasury Note	AAA	3.13	04/30/13	4,750,000	5,049,844
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	4,083,436
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	12,215,157
U.S. Treasury Note	AAA	3.25	07/31/16	8,000,000	8,480,624
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	27,926,705
					113,361,041
U.S. GOVERNMENT AGENCIES (8.5%)
MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AAA	5.00	06/15/17	2,572,473	2,664,156
FHLMC	AAA	6.00	11/01/10	610	615
FHLMC	AAA	6.00	02/01/19	15,820	17,354
FHLMC	AAA	6.50	04/01/14	51,946	55,405
FHLMC	AAA	7.00	02/01/14	22,981	24,607
FHLMC	AAA	7.50	03/15/21	13,958	15,526
FHLMC	AAA	8.00	09/01/18	3,260	3,612
FHLMC	AAA	8.50	09/01/17	3,867	4,289
FNMA	AAA	6.00	01/01/11	55	55
FNMA	AAA	6.00	09/01/12	6,380	6,881
FNMA	AAA	6.50	08/01/13	10,012	10,615
FNMA	AAA	6.50	12/25/23	23,174	23,507
FNMA	AAA	8.00	06/01/17	663	716
					2,827,338
NON-MORTGAGE-BACKED OBLIGATIONS (7.4%)
FFCB	AAA	4.95	10/10/14	12,500,000	14,141,208
FFCB	AAA	5.10	08/05/13	5,000,000	5,573,460
					19,714,668
CORPORATE DEBT (47.4%)
CONSUMER DISCRETIONARY (5.3%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,125,022
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,118,498
Black & Decker Corp.	A	4.75	11/01/14	500,000	540,024
Black & Decker Corp.	A	5.75	11/15/16	500,000	565,931
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,049,845
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,041,342
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	480,529
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,059,878
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	278,253
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	269,293
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	761,879
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	534,850
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	798,771
Marriott International, Inc.	BBB-	5.63	02/15/13	750,000	799,041
Mattel, Inc.	BBB	6.13	06/15/11	1,000,000	1,039,664

Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	535,784
Scholastic Corp.	BB-	5.00	04/15/13	250,000	240,000
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	561,284
Starwood Hotels & Resorts	BB	6.25	02/15/13	217,000	225,138
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	535,525
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	556,665
					14,117,216
CONSUMER STAPLES (3.8%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	1,053,353
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	105,037
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,068,121
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,076,921
Clorox Co.	BBB+	5.00	03/01/13	500,000	543,591
Clorox Co.	BBB+	5.00	01/15/15	300,000	329,472
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,062,609
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	571,947
Hershey Co.	A	4.85	08/15/15	500,000	547,896
Hershey Co.	A	5.00	04/01/13	500,000	546,914
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	547,485
Kraft Foods, Inc.	BBB-	5.63	11/01/11	500,000	526,143
Kroger Co.	BBB	4.95	01/15/15	500,000	538,551
Safeway, Inc.	BBB	6.50	03/01/11	500,000	516,164
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	791,477
Sara Lee Corp.	BBB	6.25	09/15/11	250,000	264,734
					10,090,415
ENERGY (4.1%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	420,000	436,298
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	859,405
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	519,123
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,187,855
Halliburton Co.	A	5.50	10/15/10	500,000	505,556
Knight, Inc.	BB	5.15	03/01/15	250,000	237,500
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	796,973
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,033,895
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,085,476
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,030,727
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	511,283
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	592,653
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,045,912
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	523,803
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	533,085
					10,899,544
FINANCIALS (13.8%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,094,131
Anadarko Finance Co.	BBB-	6.75	05/01/11	1,000,000	990,573
Bank of America Corp.	A	5.38	08/15/11	250,000	259,753
Bank of America Corp.	A-	5.75	08/15/16	500,000	517,987
Berkshire Hathaway Finance	AA+	4.20	12/15/10	500,000	507,687
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,047,181
Capital One Bank	BBB+	5.75	09/15/10	250,000	251,972
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,131,740
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	207,200
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,047,742
Colonial Realty LP	BB+	4.80	04/01/11	300,000	295,808
Duke Realty LP	BBB-	4.63	05/15/13	500,000	515,054
ERP Operating LP	BBB+	5.38	08/01/16	500,000	536,912

Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	782,810
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	121,455
First Industrial LP	BB	6.88	04/15/12	750,000	765,008
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	534,136
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,486
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,047,654
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	527,267
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,034,168
HCP, Inc.	BBB	4.88	09/15/10	500,000	502,411
HCP, Inc.	BBB	5.65	12/15/13	500,000	527,553
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,075,067
HSBC Finance Corp.	A	3.22	06/10/11	10,000	9,853
HSBC Finance Corp.	A	3.94	04/10/11	20,000	19,734
HSBC Finance Corp.	A	5.39	11/10/13	40,000	39,226
HSBC Finance Corp.	A	5.42	11/10/13	43,000	42,208
HSBC Finance Corp.	A	6.32	11/10/13	70,000	69,093
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	516,505
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	260,416
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,148,565
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,079,647
Lehman Brothers Hldgs.(4)	NR	5.75	07/18/11	250,000	49,375
Lincoln National Corp.	A-	5.65	08/27/12	400,000	423,080
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,053,031
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	1,000,000	1,014,428
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,071,516
MetLife, Inc.	A-	5.00	11/24/13	250,000	270,469
Morgan Stanley	A	3.94	02/01/11	500,000	497,785
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,096,591
National City Corp.	A	4.00	02/01/11	1,000,000	1,007,500
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	1,000,000	1,041,647
Nissan Motor Acceptance Corp.†	BBB	4.50	01/30/15	790,000	815,139
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	512,975
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	273,880
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,014,593
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,032,429
Regency Centers LP	BBB	4.95	04/15/14	500,000	515,159
Simon Property Group LP	A-	4.88	08/15/10	500,000	501,274
SLM Corp.	BBB-	4.72	06/15/12	60,000	54,980
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	264,064
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,039,837
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,072,083
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	755,529
Union Planters Corp.	BBB-	4.38	12/01/10	250,000	250,480
Vornado Realty LP	BBB	5.60	02/15/11	500,000	509,320
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	533,014
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	943,514
					36,640,694
HEALTH CARE (4.2%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	520,732
Allergan, Inc.	NR	5.75	04/01/16	500,000	584,954
Baxter International, Inc.	A+	4.63	03/15/15	250,000	275,469
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	980,604
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,068,743
Boston Scientific Corp.	BBB-	4.25	01/12/11	500,000	501,695
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,092,053
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	500,000	515,000

Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,537,219
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	307,455
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	553,364
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	569,029
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,096,646
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	256,521
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	805,331
WellPoint, Inc.	A-	5.00	01/15/11	500,000	509,759
					11,174,574
INDUSTRIALS (5.7%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	529,746
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	531,650
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,150,063
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	515,203
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,091,768
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,136,530
General Dynamics Corp.	A	4.50	08/15/10	500,000	502,075
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,135,094
Masco Corp.	BBB	4.80	06/15/15	500,000	464,366
Masco Corp.	BBB	5.88	07/15/12	300,000	308,763
Pall Corp.†	NR	6.00	08/01/12	1,000,000	1,001,792
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	824,655
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,126,648
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	541,186
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,159,810
Southwest Airlines Co.	BBB	5.25	10/01/14	500,000	526,291
Steelcase, Inc.	BBB-	6.50	08/15/11	1,000,000	1,020,598
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	543,945
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	536,983
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	542,066
					15,189,232
INFORMATION TECHNOLOGY (1.7%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	827,857
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,061,927
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	256,798
Intuit, Inc.	BBB	5.40	03/15/12	725,000	769,672
Western Union Co.	A-	5.40	11/17/11	500,000	527,043
Xerox Corp.	BBB-	6.88	08/15/11	1,000,000	1,056,887
					4,500,184
MATERIALS (2.5%)
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	517,947
Cytec Industries, Inc.	BBB-	6.00	10/01/15	1,000,000	1,099,201
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	538,209
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,031,792
Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	804,341
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,046,096
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	275,115
Temple-Inland, Inc.	BBB	7.88	05/01/12	143,000	153,677
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,112,646
					6,579,024
TELECOMMUNICATION SERVICES (1.2%)
BellSouth Corp.	A	4.75	11/15/12	900,000	964,885
CenturyLink, Inc.	BBB-	5.00	02/15/15	1,250,000	1,255,293
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,056,098
					3,276,276
UTILITIES (5.1%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	554,240

AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,029,437
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	529,205
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	536,205
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,084,127
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,338,880
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,070,163
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,090,111
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	654,139
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,171,312
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	978,667
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,039,494
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,089,678
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	406,306
					13,571,964
TOTAL LONG-TERM DEBT SECURITIES (Cost: $247,249,863) 98.7%					261,942,170

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
San Diego Gas & Electric Co.†	A-1	0.10	07/01/10	740,000	740,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $740,000) 0.3%					740,000

TOTAL INVESTMENTS (Cost: $247,989,863) 99.0%					262,682,170

OTHER NET ASSETS 1.0%					2,556,125

NET ASSETS 100.0%					$265,238,295

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.7%)
U.S. Treasury Bond	AAA	3.50	02/15/39	4,000,000	3,715,624
U.S. Treasury Bond	AAA	4.25	05/15/39	15,000,000	15,860,160
U.S. Treasury Note	AAA	0.88	03/31/11	10,000,000	10,042,190
U.S. Treasury Note	AAA	0.88	02/29/12	15,500,000	15,582,925
U.S. Treasury Note	AAA	1.00	12/31/11	17,000,000	17,124,185
U.S. Treasury Note	AAA	1.88	06/30/15	2,500,000	2,509,570
U.S. Treasury Note	AAA	2.38	10/31/14	25,000,000	25,792,973
U.S. Treasury Note	AAA	2.38	03/31/16	10,000,000	10,147,660
U.S. Treasury Note	AAA	2.50	03/31/15	10,000,000	10,362,500
U.S. Treasury Note	AAA	3.13	05/15/19	3,000,000	3,062,577
U.S. Treasury Note	AAA	3.25	05/31/16	21,000,000	22,305,948
U.S. Treasury Note	AAA	3.25	07/31/16	4,000,000	4,240,312
					140,746,624
U.S. GOVERNMENT AGENCIES (34.5%)
MORTGAGE-BACKED OBLIGATIONS (32.2%)
FHARM	AAA	4.64	09/01/39	2,360,654	2,487,914
FHARM	AAA	5.21	04/01/37	1,566,563	1,649,088
FHARM	AAA	5.24	02/01/36	1,227,985	1,307,799
FHARM	AAA	5.40	04/01/37	1,471,000	1,558,633
FHARM	AAA	5.43	05/01/37	1,380,447	1,480,782
FHARM	AAA	5.76	03/01/37	1,009,294	1,086,105
FHLMC	AAA	4.00	05/01/24	1,490,357	1,549,709
FHLMC	AAA	4.00	02/01/25	2,628,896	2,733,589
FHLMC	AAA	4.00	10/15/26	43,767	43,953
FHLMC	AAA	4.50	03/01/34	2,603,441	2,730,033
FHLMC	AAA	4.50	08/01/34	2,820,381	2,950,470
FHLMC	AAA	4.50	08/15/35	518,544	527,950
FHLMC	AAA	5.00	02/01/26	753,516	799,686
FHLMC	AAA	5.00	04/15/29	2,232,198	2,446,554
FHLMC	AAA	5.50	12/15/20	3,500,000	3,694,978
FHLMC	AAA	5.50	03/01/21	747,912	812,594
FHLMC	AAA	5.50	07/01/32	1,895,951	2,047,366
FHLMC	AAA	5.50	01/15/33	1,364,695	1,497,717
FHLMC	AAA	5.50	01/15/35	617,000	679,472
FHLMC	AAA	6.00	07/15/29	1,088,568	1,190,449
FHLMC	AAA	6.00	03/15/32	1,227,774	1,344,797
FNMA	AAA	4.00	05/01/19	1,568,203	1,657,363
FNMA	AAA	4.00	05/01/35	1,853,238	1,895,612
FNMA	AAA	4.50	05/01/18	1,301,506	1,390,107
FNMA	AAA	4.50	05/01/19	312,850	333,708
FNMA	AAA	4.50	06/01/19	505,860	539,586
FNMA	AAA	4.50	07/25/24	1,767,145	1,851,685
FNMA	AAA	4.50	07/01/29	2,776,577	2,909,397
FNMA	AAA	4.50	08/01/33	1,780,520	1,857,360
FNMA	AAA	4.50	08/01/33	1,516,826	1,590,818
FNMA	AAA	4.50	09/01/33	3,145,249	3,298,678
FNMA	AAA	4.50	10/01/33	2,752,876	2,887,164
FNMA	AAA	4.50	10/01/33	1,402,567	1,470,985
FNMA	AAA	4.50	05/01/34	931,119	974,794
FNMA	AAA	4.50	06/01/34	1,923,156	2,013,364
FNMA	AAA	4.50	07/01/34	2,352,792	2,463,152
FNMA	AAA	4.50	01/01/35	2,489,296	2,596,724
FNMA	AAA	4.50	12/01/35	1,705,455	1,783,319

FNMA	AAA	4.50	05/01/40	2,497,161	2,606,959
FNMA	AAA	5.00	04/01/18	289,525	311,398
FNMA	AAA	5.00	09/01/18	1,131,844	1,217,352
FNMA	AAA	5.00	09/01/20	992,428	1,065,852
FNMA	AAA	5.00	10/01/20	1,418,917	1,523,894
FNMA	AAA	5.00	10/01/25	1,145,361	1,220,579
FNMA	AAA	5.00	06/01/33	1,451,806	1,543,965
FNMA	AAA	5.00	09/01/33	5,093,027	5,416,327
FNMA	AAA	5.00	11/01/33	3,868,528	4,114,098
FNMA	AAA	5.00	11/01/33	2,523,049	2,683,210
FNMA	AAA	5.00	01/01/34	1,823,476	1,939,229
FNMA	AAA	5.00	03/01/34	845,057	898,701
FNMA	AAA	5.00	04/01/34	1,173,613	1,247,196
FNMA	AAA	5.00	04/01/34	412,480	438,342
FNMA	AAA	5.00	04/01/35	1,497,527	1,589,547
FNMA	AAA	5.00	06/01/35	1,026,320	1,089,385
FNMA	AAA	5.00	09/01/35	3,396,105	3,604,789
FNMA	AAA	5.00	11/25/35	2,500,000	2,721,988
FNMA	AAA	5.00	05/01/39	2,975,265	3,178,086
FNMA	AAA	5.50	04/01/17	163,302	176,992
FNMA	AAA	5.50	05/01/17	273,099	295,992
FNMA	AAA	5.50	01/01/24	912,743	988,209
FNMA	AAA	5.50	03/01/24	2,061,818	2,229,179
FNMA	AAA	5.50	09/01/25	922,789	996,707
FNMA	AAA	5.50	11/01/26	934,501	1,008,603
FNMA	AAA	5.50	01/01/27	593,917	641,012
FNMA	AAA	5.50	07/01/33	2,549,582	2,749,724
FNMA	AAA	5.50	09/01/33	1,370,851	1,478,463
FNMA	AAA	5.50	10/01/33	1,990,909	2,147,196
FNMA	AAA	5.50	03/01/34	1,247,481	1,345,408
FNMA	AAA	5.50	03/01/34	599,084	646,112
FNMA	AAA	5.50	07/01/34	957,572	1,031,246
FNMA	AAA	5.50	09/01/34	1,153,922	1,242,702
FNMA	AAA	5.50	09/01/34	486,614	524,053
FNMA	AAA	5.50	10/01/34	2,749,802	2,961,366
FNMA	AAA	5.50	02/01/35	919,512	990,258
FNMA	AAA	5.50	02/01/35	808,183	869,605
FNMA	AAA	5.50	04/01/35	1,230,979	1,324,533
FNMA	AAA	5.50	08/01/35	2,218,710	2,387,332
FNMA	AAA	5.50	02/25/37	1,343,739	1,451,775
FNMA	AAA	5.50	11/01/38	1,214,049	1,297,211
FNMA	AAA	5.50	06/01/48	1,215,590	1,294,299
FNMA	AAA	6.00	03/01/17	199,518	217,552
FNMA	AAA	6.00	05/01/23	1,122,478	1,240,029
FNMA	AAA	6.00	01/01/25	647,209	714,499
FNMA	AAA	6.00	03/01/28	1,173,108	1,278,924
FNMA	AAA	6.00	04/01/32	369,740	407,834
FNMA	AAA	6.00	04/01/32	197,325	217,656
FNMA	AAA	6.00	05/01/32	1,042,504	1,149,914
FNMA	AAA	6.00	04/01/33	1,407,512	1,552,529
FNMA	AAA	6.00	11/01/34	918,117	1,007,261
FNMA	AAA	6.00	12/01/36	1,135,471	1,235,783
FNMA	AAA	6.00	01/01/37	1,215,600	1,322,990
FNMA	AAA	6.00	03/01/37	831,325	896,714
FNMA	AAA	6.00	04/01/37	849,847	916,692
FNMA	AAA	6.00	05/01/37	958,114	1,033,475
FNMA	AAA	6.00	06/01/37	1,139,080	1,228,676

FNMA	AAA	6.00	07/01/37	979,379	1,064,065
FNMA	AAA	6.00	08/01/37	1,761,358	1,913,661
FNMA	AAA	6.00	12/01/37	914,224	993,276
FNMA	AAA	6.00	10/25/44	1,200,039	1,319,480
FNMA	AAA	6.00	02/25/47	2,321,243	2,552,279
FNMA	AAA	6.00	12/25/49	2,226,229	2,447,808
FNMA	AAA	6.50	09/01/16	63,454	69,070
FNMA	AAA	6.50	03/01/17	519,798	567,270
FNMA	AAA	6.50	05/01/17	73,296	79,990
FNMA	AAA	6.50	04/01/32	127,774	142,656
FNMA	AAA	6.50	05/01/32	1,275,356	1,423,895
FNMA	AAA	6.50	05/01/32	400,197	446,808
FNMA	AAA	6.50	09/01/36	649,946	707,771
FNMA	AAA	6.50	05/01/37	889,357	975,430
FNMA	AAA	6.50	07/01/37	517,750	567,858
FNMA	AAA	6.50	09/01/37	864,392	948,049
FNMA	AAA	6.50	05/01/38	1,086,548	1,191,474
FNMA	AAA	7.00	09/01/31	144,015	163,128
FNMA	AAA	7.00	11/01/31	94,383	106,909
FNMA	AAA	7.00	01/25/44	1,371,211	1,523,972
FNMA	AAA	7.50	04/01/32	99,228	112,947
FNMA	AAA	7.50	06/01/32	355,355	404,486
FNMA	AAA	8.00	03/01/31	64,613	74,834
FNMA	AAA	8.00	04/01/32	53,048	61,492
FNMA	AAA	8.00	04/01/32	34,374	39,829
GNMA (5)	AAA	4.50	02/20/20	1,897,218	2,062,828
GNMA (5)	AAA	5.00	11/15/39	1,980,058	2,114,702
GNMA (5)	AAA	6.50	04/15/31	36,418	40,789
GNMA (5)	AAA	6.50	12/15/31	157,983	176,946
GNMA (5)	AAA	6.50	05/15/32	48,255	53,775
GNMA (5)	AAA	7.00	09/15/31	43,690	49,633
GNMA (5)	AAA	7.00	09/15/31	34,261	38,921
GNMA (5)	AAA	7.00	05/15/32	18,821	21,390
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	2,322,338	2,495,424
					175,995,701
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FNMA	AAA	0.00	10/09/19	20,000,000	12,364,400

CORPORATE DEBT (38.0%)
CONSUMER DISCRETIONARY (4.4%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	559,249
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,160,096
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,099,690
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,922,114
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	529,939
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	2,048,341
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,226,026
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,692,933
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,546,848
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	2,130,056
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	2,130,776
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	1,920,000
Starwood Hotels & Resorts	BB	6.25	02/15/13	109,000	113,088
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,226,660
					24,305,816
CONSUMER STAPLES (2.1%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	548,870
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,174,362

CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,287,788
Kraft Foods, Inc.	BBB-	5.63	11/01/11	2,000,000	2,104,570
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,154,202
Sara Lee Corp.	BBB	6.25	09/15/11	2,000,000	2,117,872
					11,387,664
ENERGY (4.4%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	2,000,000	2,077,608
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,076,492
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,115,357
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,900,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,062,631
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,067,790
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,395,620
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,549,860
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	523,803
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,599,255
					24,368,416
FINANCIALS (14.8%)
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,357,124
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	547,066
Anadarko Finance Co.	BBB-	6.75	05/01/11	2,000,000	1,981,146
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,202,280
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,112,486
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,015,774
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,095,484
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,479,039
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,060,214
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,637,500
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	4,858,200
First Industrial LP	BB	6.88	04/15/12	2,000,000	2,040,022
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,081,942
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,095,308
GMAC LLC	B	0.00	12/01/12	10,000,000	8,350,000
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	517,084
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	2,009,642
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,110,210
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,150,134
HSBC Finance Corp.	A	5.39	11/10/13	100,000	98,066
HSBC Finance Corp.	A	5.56	10/10/13	70,000	68,053
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,177,924
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,187,742
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,079,647
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,115,398
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	2,000,000	2,028,856
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,143,032
National City Corp.	A	4.00	02/01/11	2,000,000	2,015,000
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	2,000,000	2,083,294
Pacific LifeCorp.†	BBB+	6.00	02/10/20	2,000,000	2,122,416
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,014,593
Protective Life Secured Trust	AA-	4.92	12/10/14	124,000	121,420
Protective Life Secured Trust	AA-	5.07	10/10/14	53,000	52,037
Protective Life Secured Trust	AA-	5.17	08/10/14	21,000	20,981
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,064,858
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,060,634
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,690,415
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	770,099
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,320,321
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	536,042

Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	2,037,278
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	1,887,028
					81,395,789
HEALTH CARE (3.1%)
Allergan, Inc.	NR	5.75	04/01/16	2,000,000	2,339,814
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,131,198
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	2,000,000	2,060,000
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,232,560
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,078,789
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,106,727
McKesson Corp.	A-	7.75	02/01/12	1,750,000	1,919,131
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,147,550
Wyeth	AA	5.50	03/15/13	1,750,000	1,935,631
					16,951,400
INDUSTRIALS (2.8%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,300,126
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	2,038,128
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,270,188
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,058,418
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,199,080
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,164,742
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,041,196
					15,071,878
INFORMATION TECHNOLOGY (0.9%)
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,167,198
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,054,382
Xerox Corp.	BBB-	6.88	08/15/11	500,000	528,444
					4,750,024
MATERIALS (2.3%)
Cytec Industries, Inc.	BBB-	6.00	10/01/15	2,000,000	2,198,402
Lubrizol Corp.	BBB+	5.50	10/01/14	2,000,000	2,152,834
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,500,000	1,547,688
PolyOne Corp.	B	7.50	12/15/15	3,750,000	3,656,250
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	550,229
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,228,174
					12,333,577
TELECOMMUNICATION SERVICES (1.2%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,347,564
CenturyLink, Inc.	BBB-	5.00	02/15/15	2,000,000	2,008,468
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,182,072
					6,538,104
UTILITIES (2.0%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	554,240
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,144,820
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,150,425
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	500,441
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,184,572
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,257,000
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,031,528
					10,823,026
SOVEREIGN DEBT (0.8%)
Sri Lanka AID	NR	6.59	09/15/28	3,846,167	4,468,053

TOTAL LONG-TERM DEBT SECURITIES (Cost: $514,839,520) 99.0%					541,500,472

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Chevron Funding Corp.	A-1+	0.14	07/07/10	1,350,000	1,349,969
Colgate-Palmolive Corp.†	A-1+	0.12	07/12/10	3,400,000	3,399,875
Madison Gas & Electric	A-1+	0.20	07/15/10	350,000	349,973
					5,099,817
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,099,817) 0.9%					5,099,817

TEMPORARY CASH INVESTMENTS (2) (Cost: $495,600) 0.1%					495,600

TOTAL INVESTMENTS (Cost: $520,434,937) 100.0%					547,095,889

OTHER NET ASSETS —0.0% (3)					(234,167)

NET ASSETS 100.0%					$546,861,722

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2010  (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$5,859,429	0.8%
ALL AMERICA FUND	$962,047	0.4%
SMALL CAP VALUE FUND	$5,564,956	2.5%
MID-CAP EQUITY INDEX FUND	$1,763,767	0.5%
COMPOSITE FUND	$626,607	0.4%
MONEY MARKET FUND	$56,296,584	50.3%
MID-TERM BOND FUND	$8,350,456	3.1%
BOND FUND	$14,360,602	2.6%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2010, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	514	E-mini S&P 500 Stock Index	P	September 2010	$26,383,620	$(1,960,695)	3.6%
ALL AMERICA FUND	107	E-mini S&P 500 Stock Index	P	September 2010	$5,492,310	$(443,783)	2.3%
MID-CAP EQUITY INDEX FUND	339	E-mini S&P MidCap 400 Stock Index	P	September 2010	$24,069,000	$(2,201,934)	6.2%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2010 was 0.15%.

(3)	Percentage is less than 0.05%.
(4)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(5)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2010, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2010, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$709,488,661	—	—		$709,488,661
Short-Term Debt Securities	—	$25,114,282	—		$25,114,282
Temporary Cash Investments	—	$750,000	—		$750,000
	$709,488,661	$25,864,282	—		$735,352,943

All America Fund
Common Stock - Indexed	$127,029,839	—	—		$127,029,839
Common Stock - Active	$98,664,000	—	$962,047	(1)	$99,626,047
Convertible Preferred Stock	—	$90,448	—		$90,448
Short-Term Debt Securities	—	$6,399,632	—		$6,399,632
Temporary Cash Investments	—	$1,974,500	—		$1,974,500
	$225,693,839	$8,464,580	$962,047		$235,120,466

Small Cap Value Fund
Common Stock	$204,411,000	—	$5,564,956	(1)	$209,975,956
Convertible Preferred Stock	—	$692,191	—		$692,191
Short-Term Debt Securities	—	$7,899,748	—		$7,899,748
	$204,411,000	$8,591,939	$5,564,956		$218,567,895

Small Cap Growth Fund
Common Stock	$202,558,953	—	—		$202,558,953
Short-Term Debt Securities	—	$12,359,437	—		$12,359,437
	$202,558,953	$12,359,437	—		$214,918,390

Mid Cap Value Fund
Common Stock	$39,519,524	—	—		$39,519,524
Short-Term Debt Securities	—	$2,999,614	—		$2,999,614
	$39,519,524	$2,999,614	—		$42,519,138

Mid-Cap Equity Index Fund
Common Stock	$364,994,237	—	—		$364,994,237
Short-Term Debt Securities	—	$23,895,937	—		$23,895,937
Temporary Cash Investments	—	$500,000	—		$500,000
	$364,994,237	$24,395,937	—		$389,390,174

International Fund
Common Stock	$37,055,967	—	—		$37,055,967

Composite Fund
Common Stock	$85,728,395	—	—		$85,728,395
U.S. Government Debt	—	$12,791,576	—		$12,791,576
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,434,478	—		$22,434,478
Corporate Long-Term Debt	—	$29,927,264	—		$29,927,264
Short-Term Debt	—	$5,998,679	—		$5,998,679
Temporary Cash Investments	—	$3,670,800	—		$3,670,800
	$85,728,395	$74,822,797	—		$160,551,192

Retirement Income Fund
Common Stock	$11,769,092	—	—		$11,769,092

2010 Retirement Fund
Common Stock	$15,548,941	—	—		$15,548,941

2015 Retirement Fund
Common Stock	$58,910,018	—	—		$58,910,018

2020 Retirement Fund
Common Stock	$64,430,338	—	—		$64,430,338

2025 Retirement Fund
Common Stock	$54,414,141	—	—		$54,414,141

2030 Retirement Fund
Common Stock	$44,317,003	—	—	$44,317,003

2035 Retirement Fund
Common Stock	$33,637,468	—	—	$33,637,468

2040 Retirement Fund
Common Stock	$29,081,355	—	—	$29,081,355

2045 Retirement Fund
Common Stock	$33,000,857	—	—	$33,000,857
Conservative Allocation Fund
Common Stock	$40,381,679	—	—	$40,381,679

Moderate Allocation Fund
Common Stock	$135,109,579	—	—	$135,109,579

Aggressive Allocation Fund
Common Stock	$120,859,176	—	—	$120,859,176

Money Market Fund
U.S. Government Debt	—	$12,765,205	—	$12,765,205
U.S. Government Agency Short-Term Debt	—	$24,531,345	—	$24,531,345
Commercial Paper	—	$74,694,579	—	$74,694,579
	—	$111,991,129	—	$111,991,129

Mid-Term Bond Fund
U.S. Government Debt	—	$113,361,041	—	$113,361,041
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$2,827,338	—	$2,827,338
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$19,714,668	—	$19,714,668
Corporate Debt	—	$126,039,123	—	$126,039,123
Short-Term Debt	—	$740,000	—	$740,000
	—	$262,682,170	—	$262,682,170

Bond Fund
U.S. Government Debt	—	$140,746,624	—	$140,746,624
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$175,995,701	—	$175,995,701
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$12,364,400	—	$12,364,400
Long-Term Corporate Debt	—	$207,925,694	—	$207,925,694
Sovereign Debt	—	$4,468,053	—	$4,468,053
Short-Term Debt	—	5,099,817	—	5,099,817
Temporary Cash Investments	—	$495,600	—	$495,600
	—	$547,095,889	—	$547,095,889

Other Financial Instruments:*
Equity Index Fund	$(1,960,695)	—	—	$(1,960,695)
All America Fund	$(443,783)	—	—	$(443,783)
Mid-Cap Equity Index Fund	$(2,201,934)	—	—	$(2,201,934)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Reflects securities issued by Ellington Financial LLC and NBH Hldgs. Co. included in the Financials section and a security issued by Ellora Energy, Inc. included in the Energy section of the active asset segment of the All America Fund. These securities are also included in similar sections of the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Six Months Ended June 30, 2010

						Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	June 30,	June 30, 2010 Included
	2009	(Losses) (b)	Level 3 (c)	Level 3 (c)	2010	in Statement of Operations
All America Fund	$761,962	$42,035	$158,050	—	$962,047	$42,035
Small Cap Value Fund	$4,471,775	$224,631	$868,550	—	$5,564,956	$224,631

(b)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(c)  Reflects transfers out of/into Level 2, respectively, depending on the use of calculated fair values as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2010 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$109,726,877	$23,311,058	$34,294,660	$33,500,499	$3,375,222
Unrealized Depreciation	(142,910,593)	(50,246,386)	(22,948,912)	(13,824,321)	(6,832,076)
Net	$(33,183,716)	$(26,935,328)	$11,345,748	$19,676,178	$(3,456,854)
Cost of Investments	$768,536,659	$262,055,794	$207,222,147	$195,242,212	$45,975,992

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$43,546,839	$—	$9,535,320	$565,175	$1,004,926
Unrealized Depreciation	(60,333,817)	(5,558,966)	(11,526,758)	(251,318)	(920,795)
Net	$(16,786,978)	$(5,558,966)	$(1,991,438)	$313,857	$84,131
Cost of Investments	$406,177,152	$42,614,932	$162,542,630	$11,455,235	$15,464,811

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$2,285,727	$2,041,830	$1,778,454	$1,482,178	$1,085,415
Unrealized Depreciation	(2,391,386)	(2,944,908)	(1,759,630)	(1,586,924)	(1,227,180)
Net	$(105,659)	$(903,078)	$18,824	$(104,746)	$(141,765)
Cost of Investments	$59,015,675	$65,333,416	$54,395,317	$44,421,750	$33,779,235

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,009,774	$1,286,054	$1,900,908	$5,161,893	$1,952,115
Unrealized Depreciation	(876,801)	(812,157)	(1,760,804)	(11,706,559)	(15,650,165)
Net	$132,973	$473,897	$140,104	$(6,544,666)	$(13,698,050)
Cost of Investments	$28,948,381	$32,526,961	$40,241,574	$141,654,245	$134,557,225

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$109	$14,956,340	$27,096,440
Unrealized Depreciation	(223)	(264,033)	(435,488)
Net	$(114)	$14,692,307	$26,660,952
Cost of Investments	$111,991,243	$247,989,863	$520,434,937

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)          The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 2, 2010

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 2, 2010